UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett
Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the fiscal year ended September 30, 2018

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

16	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

26	Short Duration Tax Free Fund

38	Intermediate Tax Free Fund

65	AMT Free Municipal Bond Fund

75	National Tax Free Fund

92	High Yield Municipal Bond Fund

109	Short Duration High Yield Municipal Bond Fund

120	California Tax Free Fund

128	New Jersey Tax Free Fund

135	New York Tax Free Fund

144	Footnotes to Schedules of Investments

146	Statements of Assets and Liabilities

150	Statements of Operations

152	Statements of Changes in Net Assets

158	Financial Highlights

176	Notes to Financial Statements

198	Report of Independent Registered Public Accounting Firm

199	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Annual Report

For the fiscal year ended September 30, 2018

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Douglas B. Sieg Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Municipal Income Funds for the fiscal year ended September 30, 2018. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Municipal Bond Market Review

The unemployment rate declined to 3.7%, as of September 30, 2018. Total nonfarm payroll increased by 134,000 in September 2018, compared with an average monthly gain of 201,000 over the previous 12 months. Real gross domestic product increased 4.2% in the second quarter of 2018, higher than the 2.2% increase in the first quarter.

Municipal bond issuance for the calendar year-to-date period ended September 30, 2018 totaled approximately

$249 billion, a 15.1% decrease in issuance compared with the prior calendar year-to-date period. Refunding issuance decreased approximately 51% over the same period. Municipal and treasury yields have increased across the curve during the 12-month period ended on September 30, 2018.

Despite the recent credit issues faced by a few large municipalities, municipal bond defaults have remained exceedingly rare over the long-term; from 1970 to 2016, the 10-year cumulative default rate on municipal credits has been 0.15%.

While there are pockets of distress in the municipal bond market, the general trend has been one of improving credit fundamentals.

	Class A Shares at NAV 12-Mo. Returns as of 9/30/18	Lipper Funds Average[1]	Bloomberg Barclays Muni Bond Index[2]	Bloomberg Barclays 1-15 Yr. Muni Bond Index[3]	Bloomberg Barclays High Yield Muni Bond Index[4]	Bloomberg Barclays Muni Bond Short 1-5 Yr. Index[5]	50% Bloomberg BC Muni 1-8 Years/50% Bloomberg BC HY Muni 1-8 Years[6]
Short Duration Tax Free Fund	0.04%	0.27%	–	–	–	0.00%	–
Intermediate Tax Free Fund	0.20%	–	–	0.02%	–	–	–
AMT Free Municipal Bond Fund	1.12%	0.54%	0.35%	–	–	–	–
National Tax Free Fund	1.03%	0.54%	0.35%	–	–	–	–
High Yield Municipal Bond Fund	4.83%	2.84%	–	–	6.35%	–	–
Short Duration High Yield Municipal Bond Fund	1.59%	–	–	–	–	–	2.53%
California Tax Free Fund	1.20%	0.72%	0.35%	–	–	–	–
New Jersey Tax Free Fund	1.75%	1.30%	0.35%	–	–	–	–
New York Tax Free Fund	0.36%	0.36%	0.35%	–	–	–	–

Short Duration Tax Free Fund

The Short Duration Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Short 1-5 Year Index,5 during the 12-month period ended September 30, 2018. Bonds with maturities of 3 years and lower contributed most to the portfolio’s total return, while those with maturities greater than 7 years did not contribute as much. In terms of credit qualities, the Fund’s allocation to ‘BBB’ rated bonds contributed to overall performance, while ‘AA’ rated credits detracted. With regard to sectors, health care bonds were among the strongest contributors to absolute returns, while prepaid gas bonds detracted the most.

Intermediate Tax Free Fund

The Intermediate Tax Free Fund outperformed its benchmark, the Bloomberg

Barclays 1-15 Year Municipal Bond Index,3 during the 12-month period ended September 30, 2018. The Fund’s exposure to bonds within the 16- to 19-year maturity range contributed most to performance, while bonds within the 7-8 year range detracted the most. The Fund’s exposure to bonds rated ‘A’ and lower contributed most to the portfolio’s total return. Bonds in the ‘AA’ credit quality range detracted as lower rated bonds outperformed. With regard to sectors, tobacco bonds were among the strongest contributors to absolute returns, while state general obligation credits detracted the most.

AMT Free Municipal Bond Fund

The AMT Free Municipal Bond Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2018. The Fund’s exposure to bonds with maturities of 16 years and longer contributed most to performance, while bonds with maturities of less than six years did not contribute as much. The Fund’s exposure to bonds within the lower tiers of the investment grade range contributed most to performance, while ‘AAA’ rated credits did not contribute as much. With regard to sectors, health care bonds were among the strongest contributors to overall performance, while dedicated tax bonds detracted the most.

National Tax Free Fund

The National Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2018. The Fund’s exposure to bonds with maturities of 16 years and greater contributed most to performance, while bonds with maturities of less than 5 years detracted. The Fund’s allocation to ‘A’ and ‘BBB’ rated bonds meaningfully contributed to performance, while bonds in the ‘AAA’ credit quality range did not contribute as much. Health care bonds were among the strongest contributors to absolute returns, while dedicated tax bonds detracted the most.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund underperformed its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index,4 during the 12-month period ended September 30, 2018. The Fund’s exposure to bonds with maturities of 6 years and lower did not contribute as much to performance while bonds with maturities greater than 16 years had a positive impact on performance. The Fund’s allocation to bonds in the higher quality tiers did not contribute as much to performance while those rated ‘BBB’ and lower had a positive impact on performance. With regard to sectors, prepaid gas bonds detracted while sales tax bonds were among the strongest contributors to absolute returns.

Short Duration High Yield Municipal Bond Fund

The Short Duration High Yield Municipal Bond Fund underperformed its benchmark, the 50% Bloomberg Barclays Municipal 1-8 Year Index/ 50% Bloomberg Barclays High Yield Municipal 1-8 Year Index,6 during the 12-month period ended September 30, 2018. Bonds within the 25-30 year range detracted while bonds with maturities in the range of 5-7 years contributed most to the portfolio’s total return. ‘AAA’ rated bonds detracted, as lower rated bonds outperformed, while the Fund’s allocation to ‘BBB’, ‘BB’, and ‘B’ rated bonds contributed most to performance. With regard to revenue sectors, prepaid gas credits detracted the most while tobacco bonds were among the strongest contributors to absolute returns.

California Tax Free Fund

The California Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2018. The Fund’s exposure to bonds with maturities of 16 years and longer contributed most to performance, while bonds with maturities lower than 6 years did not contribute as much. The Fund’s allocation to ‘AA’, ‘A’, and ‘BBB’ rated bonds contributed most to performance, while ‘AAA’ rated credits did not contribute as much. With regard to sectors, tobacco bonds were among the strongest contributors to absolute returns, while transportation bonds detracted.

General obligation debt issued by the State of California has maintained its ‘AA-’ rating from Fitch, as of the most recent update. At the time of the most recent rating upgrade, August 2016, Fitch cited positive credit developments for the state as well as numerous institutional improvements as reasons for the rating increase.

New Jersey Tax Free Fund

The New Jersey Tax Free Fund outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2018. The Fund’s exposure to bonds with maturities of 16 years and longer contributed most to performance, while bonds with maturities of 8 years and lower did not contribute as much. The Fund’s exposure to the lower tiers of the investment grade range of ‘A’ and ‘BBB’ contributed most to performance while the ‘AAA’ range detracted. With regard to sectors, government lease bonds were among the strongest contributors to absolute returns, while private higher education bonds detracted the most.

General obligation debt issued by the State of New Jersey, with a rating of A3, was affirmed by Moody’s Investor Service, in late August 2018. The rating is based on the state’s large, diverse, and wealthy economy, which is offset by significant long-term liabilities and historic pension underfunding.

New York Tax Free Fund

The New York Tax Free Fund slightly outperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2018. The Fund’s exposure to bonds within the 16- to 19-year maturity range contributed most to performance, while bonds with maturities of 7 years and lower detracted. The Fund’s allocation to ‘BBB’ rated bonds contributed most to overall performance while ‘AAA’ and ‘AA’ rated credits detracted. With regard to sectors, sales tax bonds were among the strongest contributors to absolute returns, while dedicated tax bonds detracted the most.

General obligation debt issued by the State of New York is rated ‘AA+’ by both S&P and Fitch, as of the most recent update.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1    Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance, calculates fund rankings and is a global leader in benchmarking and classifying mutual funds. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2    Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. Bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two ratings agencies. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

3    Bloomberg Barclays 1-15 Year Municipal Bond index is the 1-15 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4    Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

5    Bloomberg Barclays Municipal Bond Short 1-5 Year Index is the Muni Short 1-5 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

6    Bloomberg Barclays 1-8 Year Municipal Bond Index is the 1-8 year component of the Municipal Bond Index. The Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The Bloomberg Barclays 1-8 Year High Yield Municipal Bond Index is the 1-8 year component of the High Yield Municipal Bond Index. The Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included.

Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2018. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	5 Years	Life of Class
Class A4	-2.21%	0.35%	1.56%
Class C5	-1.56%	0.18%	1.11%
Class F6	0.14%	0.90%	1.90%
Class F3[7]	0.19%	–	0.95%
Class I6	0.17%	1.00%	2.00%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class C	Class F	Class F3	Class I
1.59%	1.03%	1.73%	1.83%	1.82%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2018, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008.

5    Class C shares commenced operations on December 12, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began December 31, 2008. Performance for other periods is at net asset value.

6    Class F and Class I shares commenced operations on December 12, 2008. Performance for each class began December 31, 2008. Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays 1-15 Year Municipal Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A3	-2.05%	2.60%	4.16%	–
Class C4	-1.39%	2.43%	3.71%	–
Class F5	0.30%	3.17%	4.50%	–
Class F3[6]	0.34%	–	–	2.35%
Class I7	0.40%	3.27%	–	4.00%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class C	Class F	Class F3	Class I
2.25%	1.70%	2.40%	2.54%	2.50%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2018, is calculated using the SEC required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

7    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

AMT Free Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	5 Years	Life of Class
Class A4	-1.16%	3.82%	3.98%
Class C5	-0.55%	3.63%	3.56%
Class F6	1.22%	4.40%	4.38%
Class F3[7]	1.29%	–	3.40%
Class I6	1.32%	4.51%	4.50%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class C	Class F	Class F3	Class I
2.67%	2.11%	2.81%	2.97%	2.93%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2018, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010.

5     Class C shares commenced operations on October 26, 2010. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began October 29, 2010. Performance for other periods is at net asset value.

6     Class F and Class I shares commenced operations on October 26, 2010. Performance for each class began October 29, 2010. Performance is at net asset value.

7     Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A4	-1.24%	4.09%	5.39%	–
Class C5	-0.49%	3.92%	4.95%	–
Class F6	1.12%	4.66%	5.72%	–
Class F3[7]	1.34%	–	–	3.45%
Class I8	1.31%	4.75%	–	4.77%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class C	Class F	Class F3	Class I
2.62%	2.06%	2.78%	2.91%	2.88%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2018, is calculated using the SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8    Class I shares commenced operations and performance for the class began on July 26, 2010. Performance is at net asset value.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays High Yield Municipal Bond Index, 85% Bloomberg Barclays High Yield Municipal Bond Index/15% Bloomberg Barclays Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A4	2.49%	5.92%	5.09%	–
Class C5	3.18%	5.73%	4.65%	–
Class F6	4.84%	6.49%	5.41%	–
Class F3[7]	4.98%	–	–	6.14%
Class I8	4.94%	6.52%	–	5.46%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class C	Class F	Class F3	Class I
3.33%	2.79%	3.51%	3.64%	3.61%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2018, is calculated using SEC required uniform method to compute such return.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8    Class I shares commenced operations and performance for the class began on July 26, 2010. Performance is at net asset value.

Short Duration High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the 50% Bloomberg Barclays Municipal Bond 1-8 Year Index/50% Bloomberg Barclays High Yield Municipal 1-8 Year Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	Life of Class
Class A3	-0.69%	2.09%
Class C4	-0.01%	2.06%
Class F5	1.69%	2.90%
Class F3[6]	1.91%	3.53%
Class I5	1.86%	3.02%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class C	Class F	Class F3	Class I
2.63%	2.05%	2.79%	2.94%	2.88%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2018, is calculated using SEC required uniform method to compute such return.

4    Class C shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Class F and Class I commenced operations on June 1, 2015 and performance for each class began on June 15, 2015. Performance is at net asset value.

6    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A5	-1.05%	4.19%	5.13%	–
Class C6	-0.40%	4.00%	4.69%	–
Class F7	1.21%	4.74%	5.47%	–
Class F3[8]	1.42%	–	–	3.18%
Class I9	1.40%	4.87%	–	5.92%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class C	Class F	Class F3	Class I
2.26%	1.71%	2.42%	2.53%	2.51%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2018, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7    Performance is at net asset value.

8    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

9    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A5	-0.46%	3.80%	4.60%	–
Class F6	1.85%	4.38%	4.93%	–
Class F3[7]	1.99%	–	–	3.73%
Class I8	1.95%	4.55%	–	5.16%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class F	Class F3	Class I
2.39%	2.54%	2.67%	2.64%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25%

applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2018, is calculated using the SEC required uniform method to compute such return.

6    Performance is at net asset value.

7    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

8    Class I shares commenced operations and performance for the class began on January 31, 2011. Performance is at net asset value.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended September 30, 2018

	1 Year	5 Years	10 Years	Life of Class
Class A5	-1.90%	3.39%	4.76%	–
Class C6	-1.33%	3.18%	4.32%	–
Class F7	0.46%	3.95%	5.10%	–
Class F3[8]	0.49%	–	–	2.12%
Class I9	0.47%	4.04%	–	4.75%

Standardized Yield for the Period Ended September 30, 2018

Class A	Class C	Class F	Class F3	Class I
2.31%	1.75%	2.47%	2.60%	2.57%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4    Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2018, is calculated using the SEC required uniform method to compute such return.

6    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7    Performance is at net asset value.

8    Class F3 shares commenced operations and performance for the class began on April 4, 2017. Performance is at net asset value.

9    Class I shares commenced operations and performance for the class began on January 30, 2011. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 through September 30, 2018).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/18 – 9/30/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$ 1,000.00	$ 1,005.90	$ 3.27
Hypothetical (5% Return Before Expenses)	$ 1,000.00	$ 1,021.81	$ 3.29
Class C
Actual	$ 1,000.00	$ 1,002.80	$ 6.33
Hypothetical (5% Return Before Expenses)	$ 1,000.00	$ 1,018.75	$ 6.38
Class F
Actual	$ 1,000.00	$ 1,006.40	$ 2.77
Hypothetical (5% Return Before Expenses)	$ 1,000.00	$ 1,022.31	$ 2.79
Class F3
Actual	$ 1,000.00	$ 1,006.30	$ 2.16
Hypothetical (5% Return Before Expenses)	$ 1,000.00	$ 1,022.90	$ 2.18
Class I
Actual	$ 1,000.00	$ 1,006.90	$ 2.26
Hypothetical (5% Return Before Expenses)	$ 1,000.00	$ 1,022.81	$ 2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.43% for Class F3, and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	9.14%
AA+	4.47%
AA	8.94%
AA-	10.69%
A+	12.39%
A	11.89%
A-	15.08%
BBB+	9.24%
BBB	3.65%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	4.15%
BB+	0.30%
BB	0.19%
BB-	0.11%
B+	1.58%
B	0.14%
B-	0.34%
NR	7.70%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$1,000.00	$1,010.20	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.55
Class C
Actual	$1,000.00	$1,007.00	$6.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.68
Class F
Actual	$1,000.00	$1,010.70	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class F3
Actual	$1,000.00	$1,010.40	$2.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.33
Class I
Actual	$1,000.00	$1,011.20	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.32% for Class C, 0.60% for Class F, 0.46% for Class F3, and 0.50% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	3.76%
AA+	5.82%
AA	11.17%
AA-	11.74%
A+	12.66%
A	7.58%
A-	10.80%
BBB+	8.89%
BBB	3.54%
BBB-	8.01%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.90%
BB	1.70%
BB-	1.53%
B+	1.30%
B	0.65%
B-	1.91%
C	0.81%
NR	6.23%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$1,000.00	$1,012.10	$3.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class C
Actual	$1,000.00	$1,008.40	$6.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.17
Class F
Actual	$1,000.00	$1,012.60	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class F3
Actual	$1,000.00	$1,012.70	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.30	$1.83
Class I
Actual	$1,000.00	$1,013.20	$2.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.22% for Class C, 0.50% for Class F, 0.36% for Class F3, and 0.40% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.81%
AA+	4.10%
AA	14.58%
AA-	10.34%
A+	8.09%
A	7.93%
A-	12.00%
BBB+	11.02%
BBB	6.13%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	7.66%
BB+	0.45%
BB	1.05%
BB-	1.87%
B+	1.99%
B-	1.56%
C	1.28%
NR	7.14%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$1,000.00	$1,009.20	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.90
Class C
Actual	$1,000.00	$1,007.00	$7.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class F
Actual	$1,000.00	$1,009.70	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class F3
Actual	$1,000.00	$1,011.30	$2.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.40	$2.69
Class I
Actual	$1,000.00	$1,011.10	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.21	$2.89

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.77% for Class A, 1.40% for Class C, 0.67% for Class F, 0.53% for Class F3, and 0.57% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.44%
AA+	2.57%
AA	12.98%
AA-	10.19%
A+	9.33%
A	8.61%
A-	11.23%
BBB+	10.93%
BBB	8.24%
BBB-	10.78%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	0.63%
BB	1.07%
BB-	2.14%
B+	1.13%
B	0.24%
B-	1.03%
CCC+	0.06%
C	0.80%
NR	6.60%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$1,000.00	$1,034.40	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.20
Class C
Actual	$1,000.00	$1,030.30	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.33
Class F
Actual	$1,000.00	$1,034.00	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.41	$3.70
Class F3
Actual	$1,000.00	$1,034.80	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.99
Class I
Actual	$1,000.00	$1,034.50	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.91	$3.19

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.83% for Class A, 1.45% for Class C, 0.73% for Class F, 0.59% for Class F3, and 0.63% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.96%
AA	0.95%
AA-	0.44%
A+	0.73%
A	2.55%
A-	3.41%
BBB+	6.96%
BBB	3.28%
BBB-	9.27%
BB+	7.36%
Credit Rating:
S&P or Moody’s(a)	%*
BB	5.02%
BB-	4.82%
B+	6.07%
B	2.53%
B-	5.00%
CCC+	0.70%
CCC	0.35%
C	5.35%
NR	34.25%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$1,000.00	$1,012.30	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class C
Actual	$1,000.00	$1,009.70	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$6.07
Class F
Actual	$1,000.00	$1,012.80	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28
Class F3
Actual	$1,000.00	$1,014.30	$1.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.60	$1.47
Class I
Actual	$1,000.00	$1,014.00	$1.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.20% for Class C, 0.45% for Class F, 0.29% for Class F3, and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.74%
AA+	0.77%
AA	3.41%
AA-	0.83%
A+	2.38%
A	1.71%
A-	10.26%
BBB+	8.57%
BBB	8.24%
BBB-	16.01%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	7.45%
BB	4.82%
BB-	5.61%
B+	4.63%
B	3.92%
B-	4.49%
C	2.44%
NR	13.72%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$1,000.00	$1,008.80	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.00
Class C
Actual	$1,000.00	$1,004.80	$7.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.08
Class F
Actual	$1,000.00	$1,008.40	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.61	$3.50
Class F3
Actual	$1,000.00	$1,009.00	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class I
Actual	$1,000.00	$1,009.80	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.40% for Class C, 0.69% for Class F, 0.55% for Class F3, and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183 /365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.41%
AA+	2.66%
AA	20.04%
AA-	16.40%
A+	8.25%
A	4.92%
A-	14.00%
BBB+	12.45%
BBB	4.14%
BBB-	2.31%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	0.27%
BB	0.76%
BB-	1.88%
B-	0.38%
B	0.36%
CCC+	0.16%
CCC	0.25%
C	1.13%
NR	9.23%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$1,000.00	$1,015.90	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15
Class F
Actual	$1,000.00	$1,016.40	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.65
Class F3
Actual	$1,000.00	$1,017.00	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.94
Class I
Actual	$1,000.00	$1,016.90	$3.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.14

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3, and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	4.49%
AA+	2.24%
AA	10.70%
AA-	13.59%
A+	12.20%
A	3.67%
A-	6.49%
BBB+	27.88%

Credit Rating:
S&P or Moody’s(a)	%*
BBB	3.09%
BBB-	7.86%
BB+	0.84%
BB	3.21%
BB-	0.43%
C	1.55%
NR	1.76%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/18	9/30/18	4/1/18 - 9/30/18
Class A
Actual	$1,000.00	$1,009.00	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.00
Class C
Actual	$1,000.00	$1,005.00	$7.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$7.13
Class F
Actual	$1,000.00	$1,009.50	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.61	$3.50
Class F3
Actual	$1,000.00	$1,009.30	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.79
Class I
Actual	$1,000.00	$1,009.10	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.41% for Class C, 0.69% for Class F, 0.55% for Class F3, and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

September 30, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	13.95%
AA+	6.74%
AA	12.75%
AA-	10.05%
A+	8.28%
A	2.07%
A-	12.88%
BBB+	2.51%
BBB	6.57%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	12.70%
BB+	1.12%
BB-	1.07%
B+	0.52%
B-	0.58%
C	1.84%
NR	6.37%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 82.43%

Corporate-Backed 6.02%
Burke Co Dev–Oglethorpe Power	2.40%	#(c)	1/1/2040	BBB+		$3,005	$2,986,609
CA Poll Ctl–Waste Mgmt	1.55%		2/1/2019	A-		3,475	3,470,031
Downtown Doral CDD†	3.875%		12/15/2023	NR		250	249,290
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B		1,925	1,966,638
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB		8,980	9,668,766
Montgomery Co IDA–Peco Generation	2.50%	#(c)	10/1/2030	BBB		11,875	11,854,219
Montgomery Co IDA–Peco Generation	2.55%	#(c)	6/1/2029	BBB		5,000	4,990,200
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-		925	909,700
NH Bus Fin Auth–United Illuminating(d)	2.80%	#(c)	10/1/2033	A-		5,000	5,000,000
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1		750	750,623
NJ EDA–Sch Facs	5.00%		11/1/2024	BBB+		5,000	5,519,750
OR Bus Dev Comn–Intel Corp	2.40%	#(c)	12/1/2040	A+		10,500	10,456,740
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB		8,500	8,913,100
Valdez Marine Term–BP	5.00%		1/1/2021	A1		10,000	10,574,100
Warren Co–Intl Paper	2.90%	#(c)	9/1/2032	BBB		4,250	4,248,002
Total							81,557,768

Education 4.06%
CA State Univ Sys	5.00%		11/1/2020	Aa2		5,000	5,332,650
Chicago Brd Ed	5.00%		12/1/2019	B+		1,210	1,232,687
Chicago Brd Ed	5.00%		12/1/2022	B+		1,000	1,042,240
Cleveland State Univ	5.00%		6/1/2019	A+		1,265	1,289,870
Curators Univ Sys	5.00%		11/1/2019	AA+		5,000	5,163,850
IA HI Ed–Wartburg Clg	2.50%		10/1/2020	BB-	(e)	1,875	1,830,300
IL Fin Auth–Noble Chtr Sch	4.00%		9/1/2019	BBB		875	886,218
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR		225	228,022
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		1,535	1,666,365
NY Dorm–Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,094,080
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,146,760
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	BBB-		1,000	1,004,060
PA Hi Ed–PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	3,888,933
Texas A&M Univ	5.00%		5/15/2023	AAA		11,355	12,728,047
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3		445	477,854
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3		1,000	1,094,580
Univ of NC–Chapel Hill	1.816% (1 Mo. LIBOR * .67 + 0.40%	)#	12/1/2041	AAA		11,875	11,889,844
Total							54,996,360

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 15.13%
CA State GO	2.177% (1 Mo. LIBOR * .70 + 0.70%	)#	12/1/2028	AA-	$8,000	$8,053,680
CA State GO	2.24% (1 Mo. LIBOR * .70 + 0.76%	)#	12/1/2031	AA-	2,000	2,018,660
CA State GO	5.00%		9/1/2020	AA-	10,000	10,599,200
Chicago Brd Ed	4.00%		12/1/2020	B+	3,000	3,022,170
Chicago Brd Ed	4.00%		12/1/2021	B+	4,750	4,782,110
Chicago Brd Ed	4.00%		12/1/2021	B+	3,400	3,422,984
Chicago Brd Ed	4.00%		12/1/2022	B+	4,000	4,016,600
Chicago Brd Ed	4.00%		12/1/2022	B+	3,555	3,569,753
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,613,458
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,319,536
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,791,324
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA+	5,000	5,503,700
CT State GO	5.00%		8/15/2021	A1	5,000	5,345,350
CT State GO	5.00%		6/15/2022	A1	3,250	3,519,945
CT State GO	5.00%		11/1/2022	A1	7,700	8,262,408
HI State GO	5.00%		11/1/2021	AA+	5,000	5,436,500
IL State GO	5.00%		8/1/2020	BBB-	16,290	16,856,566
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,105,870
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,530,500
IL State GO	5.00%		11/1/2026	BBB-	5,240	5,531,920
New Caney ISD	3.00%	#(c)	2/15/2050	Aaa	5,000	5,095,150
NJ EDA–Motor Vehicle Surcharge Sub Rev	4.00%		7/1/2022	BBB+	3,500	3,631,880
NYC GO	5.00%		8/1/2019	AA	14,885	15,264,270
NYC GO	5.00%		8/1/2019	AA	5,585	5,727,306
NYC GO	5.00%		8/1/2021	AA	7,410	7,993,093
NYC GO	5.00%		8/1/2022	AA	3,200	3,526,080
PA State GO	5.00%		8/15/2020	Aa3	10,000	10,521,100
Philadelphia Sch Dist (The)	5.00%		9/1/2020	A2	2,500	2,626,100
Philadelphia Sch Dist (The)	5.00%		9/1/2021	A2	930	998,997
Philadelphia Sch Dist (The)	5.00%		9/1/2022	A2	550	599,021
Philadelphia Sch Dist (The)	5.00%		9/1/2023	A2	500	550,645
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3	5,755	5,920,226
Scranton Sch Dist	2.287%	#(c)	4/1/2031	A2	5,825	5,839,329
WA State GO	5.00%		8/1/2020	AA+	3,000	3,160,350
West Fargo GO	2.15%		5/1/2021	NR	5,000	4,988,750
WI State GO	5.00%		5/1/2020	Aa1	7,110	7,444,668

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
WI State GO	5.00%		11/1/2022	Aa1		$5,000	$5,557,900
WV St GO	2.00%		6/1/2021	Aa2		2,105	2,101,169
Total							204,848,268

Health Care 13.58%
AK IDA–Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		1,000	1,009,420
Allegheny County Health Network	5.00%		4/1/2026	A		2,500	2,822,725
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		1,430	1,490,990
AZ Hlth Facs–Phoenix Childrens Hsp	3.41% (MUNIPSA * 1 + 1.85%	)#	2/1/2048	A-		11,500	11,628,340
CA Hlth–St Joseph Hlth	5.00%	#(c)	7/1/2043	AA-		5,000	5,145,700
CA Hlth–Sutter Hlth	5.00%		11/15/2023	AA-		2,000	2,279,040
CA Hlth–Sutter Hlth	5.00%		11/15/2025	AA-		3,100	3,640,020
CA Stwde–Viamonte	3.00%		7/1/2026	AA-		4,500	4,545,810
CA Stwde–Viamonte	3.00%		7/1/2027	AA-		2,250	2,268,968
CO Hlth Facs–Christian Living Nghbrhds	4.00%		1/1/2021	NR		350	358,460
CT Hlth & Ed–Yale New Haven Hsp	1.966% (1 Mo. LIBOR * .67 + 0.55%	)#	7/1/2049	AA-		10,000	10,001,000
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,633,665
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,304,363
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		2,735	2,761,666
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,520,724
Fairfax Co IDA–Inova Hlth	5.00%		5/15/2022	AA+		8,160	8,962,454
Franklin Co IDA–Menno-Haven	5.00%		12/1/2023	NR		500	533,910
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2021	A-		1,750	1,871,660
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,179,220
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,660,440
IL Fin Auth–Northwestern Mem Hlth	5.00%	#(c)	7/15/2057	AA+		4,000	4,413,280
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(e)	1,225	1,318,443
IL Fin Auth–Presence Health	5.00%		2/15/2021	AA+		5,095	5,429,792
IL Fin Auth–Presence Health	5.00%		2/15/2022	AA+		4,000	4,356,280
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	528,610
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	750,941
Kanabec Co Hlth–Firstlight Hlth	2.75%		12/1/2019	NR		2,600	2,594,618
Karnes Co Hsp Dist	4.00%		2/1/2019	A	(e)	530	532,157
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(e)	805	854,121
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2025	BB+	(e)	650	713,843
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2022	BB+	(e)	1,720	1,832,230

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2025	BB+	(e)	$990	$1,078,249
MA DFA–Partners Hlth	2.06% (MUNIPSA * 1 + 0.50%	)#	7/1/2038	AA-		5,000	5,025,100
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,136,770
MI Fin Auth–Henry Ford Hlth	5.00%		11/15/2022	A		1,770	1,939,230
MI Fin Auth–Trinity Health	5.00%		12/1/2026	AA-		2,250	2,626,807
Monroeville Pa Fin Auth–UPMC Hlth	3.00%		2/15/2023	A+		2,510	2,558,769
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Baa3		1,235	1,267,616
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Baa3		2,000	2,087,200
Morgan Co Hosp–USDA Replacement Proj	2.75%		9/1/2019	NR		2,030	2,029,675
MS Equip Facs–MS Baptist Hlth	2.86% (MUNIPSA * 1 + 1.30%	)#	8/15/2036	BBB+		7,000	7,058,590
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,460,919
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,338,473
NC Med–Southminster	5.00%		10/1/2023	NR		750	813,330
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2023	Aa2		1,000	1,121,230
NH Hlth & Ed–Hillside Village†	3.50%		7/1/2022	NR		400	400,544
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900	4,537,923
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	957,375
Northampton Co–St. Lukes Univ Hlth	2.52%	#(c)	8/15/2048	A-		8,000	8,018,240
NY Dorm–Montefiore Ob Group	5.00%		8/1/2024	BBB		1,500	1,675,470
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2019	BBB-		1,500	1,522,155
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-		1,000	1,026,060
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,200	1,242,540
OH Hsp–Cleveland Clinic	5.00%		1/1/2021	AA		3,440	3,659,300
OK DFA–OU Med	5.00%		8/15/2025	Baa3		550	614,191
OK DFA–OU Med	5.00%		8/15/2026	Baa3		800	899,448
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,528,142
Palomar Hlth	5.00%		11/1/2021	BBB		500	531,480
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(e)	1,400	1,375,108
San Buenaventura–Cmnty Mem Hlth	5.75%		12/1/2018	BB		1,800	1,809,432
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		980	1,005,990
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(e)	3,750	3,872,025
South Central Reg Med Ctr	1.70%		3/1/2020	NR		7,500	7,404,750
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2022	A1		1,000	1,098,220
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2023	A1		1,350	1,508,382
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	NR		1,230	1,270,479
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	NR		1,255	1,330,300

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		$550	$547,602
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		2,060	2,068,240
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2026	BBB-	(e)	500	554,455
WA Hlth–Fred Hutchinson Cancer Ctr	2.594% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,044,600
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		500	499,095
WI Hlth & Ed–Tomah Hosp	2.65%		11/1/2020	NR		3,375	3,350,632
WI PFA–Mary’s Woods†	3.00%		11/15/2022	BB	(e)	1,100	1,100,594
Total							183,937,620

Housing 0.10%
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2022	Baa1		1,000	1,086,330
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2023	Baa3		100	109,246
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2026	Baa3		175	196,072
Total							1,391,648

Lease Obligations 5.21%
Buncombe Co Ltd Oblig	5.00%		6/1/2020	AA+		750	787,125
CA Pub Wks–Dept of Correction	5.00%		1/1/2020	A+		5,000	5,201,400
CA Pub Wks–Lease Rev	5.00%		10/1/2026	A+		1,500	1,778,655
CA Pub Wks–Lease Rev	5.00%		10/1/2027	A+		3,300	3,961,023
Comm of PA COPS	5.00%		7/1/2023	A2		500	550,195
Comm of PA COPS	5.00%		7/1/2025	A2		500	558,705
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2021	A1		5,000	5,379,100
KY Ppty & Bldgs Commn–Proj #84 (NPFGC)(FGIC)	5.00%		8/1/2020	A1		5,000	5,239,550
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA		1,000	1,027,670
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	BBB+		1,250	1,273,438
NJ EDA–Sch Facs	5.00%		6/15/2021	BBB+		4,490	4,746,424
NJ EDA–Sch Facs	5.00%		3/1/2022	BBB+		2,310	2,467,311
NJ EDA–Sch Facs	5.00%		6/15/2022	Baa1		900	965,214
NJ EDA–Sch Facs	5.00%		6/15/2022	BBB+		515	552,317
NJ EDA–Sch Facs	5.00%		11/1/2022	BBB+		3,275	3,535,166
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+		3,565	3,853,016
NJ EDA–Sch Facs	5.00%		3/1/2025	BBB+		5,205	5,596,572
NJ EDA–Sch Facs	5.00%		6/15/2025	Baa1		1,250	1,379,163
NJ EDA–Sch Facs (AMBAC)	5.50%		12/15/2019	BBB+		5,565	5,771,461
NJ Trans Trust Fund	5.00%		6/15/2019	BBB+		7,460	7,599,875
NJ Trans Trust Fund	5.00%		6/15/2021	A+		4,500	4,767,840

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA	$1,500	$1,653,825
Twin Rivers USD COP (AGM)	3.20%	#(c)	6/1/2041	AA	1,910	1,912,005
Total						70,557,050

Other Revenue 2.80%
Black Belt Energy–RBC	4.00%	#(c)	8/1/2047	Aa2	2,125	2,225,853
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2022	BBB-	1,250	1,361,225
CA Infra & Econ Dev–Segerstrom Center	5.00%		7/1/2023	A-	5,725	6,440,911
CA Infra–Paul Getty Trust	1.995% (3 Mo. LIBOR * .70 + 0.37%	)#	4/1/2038	AAA	7,500	7,515,825
CA St Infra–LA Co Museum of Art	2.22% (1 Mo. LIBOR * .70 + 0.65%	)#	12/1/2050	A3	4,000	4,009,440
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,322,315
Miami Dade Co IDA–Waste Mgmt	1.75%	#(c)	9/1/2027	A-	4,900	4,875,010
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	740	731,904
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,800	6,357,844
Total						37,840,327

Special Tax 1.16%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba1	1,050	1,109,062
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba1	250	266,063
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,054,660
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,222,388
CT Spl Tax–Trans Infra	5.00%		1/1/2026	AA	5,000	5,643,300
Peninsula Town Center†	4.00%		9/1/2023	NR	225	230,535
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	3,724,625
Village CDD #12†	3.25%		5/1/2023	NR	500	501,850
Total						15,752,483

Tax Revenue 2.19%
FL Dept Env Protn–Florida Forever	5.00%		7/1/2022	AA-	3,410	3,751,512
IL State Sales Tax	5.00%		6/15/2024	AA-	7,245	7,975,079
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA	2,000	2,230,560
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,247,847
NYC TFA–Future Tax	5.00%		11/1/2021	AAA	5,260	5,717,567
Phoenix Civic Impt Corp–Light Rail Proj	5.00%		7/1/2019	AA	4,670	4,776,756
Total						29,699,321

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco 3.71%
Buckeye Tobacco	5.125%		6/1/2024	B-		$4,780	$4,739,657
Golden St Tobacco	5.00%		6/1/2020	A+		5,300	5,570,406
Inland Empire Tobacco	4.625%		6/1/2021	NR		1,545	1,545,355
PA Tob Settlement	5.00%		6/1/2022	A1		2,250	2,434,207
PA Tob Settlement	5.00%		6/1/2023	A1		1,125	1,239,188
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A		16,010	17,158,717
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		4,000	3,963,480
Tobacco Settlement Auth WA	5.00%		6/1/2019	A		4,990	5,094,441
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+		6,825	6,814,558
TSASC	5.00%		6/1/2021	A		1,500	1,600,005
Total							50,160,014

Transportation 10.21%
Atlanta Arpt–PFC	5.00%		1/1/2026	AA-		5,000	5,603,100
Bay Area Toll Auth	2.186% (3 Mo. LIBOR * .70 + 0.55%	)#	4/1/2045	AA		10,800	10,865,988
Bay Area Toll Auth	2.26% (MUNIPSA * 1 + 0.70%	)#	4/1/2047	AA		8,000	8,020,960
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200	1,317,744
Central TX Mobility Auth	5.00%	#(c)	1/1/2045	BBB+		5,000	5,232,350
Chicago O’Hare Arpt	5.00%		1/1/2021	A		1,500	1,589,850
Chicago Trans Auth	5.00%		6/1/2025	NR		2,000	2,227,120
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA		455	494,253
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA		1,000	1,104,780
Denver City & Co Arpt	2.34% (1 Mo. LIBOR * .70 + 0.86%	)#	11/15/2031	A+		2,890	2,895,202
E470 Pub Hwy Auth	2.544% (1 Mo. LIBOR * .67 + 1.05%	)#	9/1/2039	A		2,000	2,017,780
E470 Pub Hwy Auth	5.00%		9/1/2019	A		1,000	1,027,570
Grand Parkway Trans Corp	5.00%		2/1/2023	A-	(e)	10,000	11,002,500
Harris Co Toll Rd	5.00%		8/15/2021	Aa2		1,500	1,618,740
IL Reg Trans Dist	5.00%		7/1/2024	AA	(e)	2,000	2,237,640
IL Toll Hwy Auth	5.00%		12/1/2019	AA-		7,500	7,751,175
Illinois St Toll Hwy Auth	5.00%		1/1/2024	AA-		7,215	8,104,177
LA Offshore Term Auth–LOOP	2.00%	#(c)	10/1/2040	BBB+		2,000	1,966,680
MTA NY	5.00%		5/15/2021	NR		15,000	16,060,200
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,716,495
NH Turnpike Sys	5.00%		10/1/2021	A+		5,000	5,403,950
NJ Tpk Auth	2.23% (1 Mo. LIBOR * .70 + 0.75%	)#	1/1/2030	NR		2,500	2,523,175

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NJ Tpk Auth	5.00%		1/1/2020	A+	$5,000	$5,189,400
NJ Tpk Auth	5.00%		1/1/2027	A2	3,200	3,740,768
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210	7,867,552
North TX Twy Auth	5.00%		1/1/2020	A+	2,500	2,591,225
North TX Twy Auth	5.00%		1/1/2023	A+	4,050	4,477,801
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	Baa1	4,465	4,610,693
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	5,457,650
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	1,650	1,817,442
Wayne Co Arpt	5.00%		12/1/2022	A2	1,500	1,647,990
Total						138,181,950

Utilities 18.26%
American Muni Pwr–Hydroelec Proj	2.25%	#(c)	2/15/2048	A	6,500	6,430,320
CA Dept Wtr Res Wtr–Central Valley	1.93% (MUNIPSA * 1 + 1.37%	)#	12/1/2035	AAA	8,500	8,544,710
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	NR	205	212,638
Central Plains–Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,476,164
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,054,260
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,150,400
Chicago Water	5.00%		11/1/2021	A	1,125	1,205,449
Chicago Water	5.00%		11/1/2022	A	1,000	1,090,300
Chicago Water	5.00%		11/1/2022	A	5,680	6,192,904
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	2,837,350
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,491,530
CO Public Auth–ML	5.75%		11/15/2018	A-	1,660	1,667,005
Detroit Water	5.00%		7/1/2021	AA-	420	449,312
Detroit Water	5.00%		7/1/2022	AA-	500	545,555
Dev–GA Power	2.35%	#(c)	7/1/2022	Baa1	1,500	1,497,435
Escambia Co PCR–Gulf Power	2.60%		6/1/2023	A2	3,000	2,977,770
Farmington Poll Ctl–NM Pub Svc	1.875%	#(c)	4/1/2033	BBB+	4,000	3,910,120
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,027,670
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,234,450
IL Fin Auth–Peoples Gas	1.875%	#(c)	2/1/2033	Aa3	6,500	6,441,435
JEA Elec Sys	5.00%		10/1/2020	A+	635	669,684
KY Muni Pwr–Prairie State Proj	3.45%	#(c)	9/1/2042	A-	1,700	1,681,317
KY Pub Energy Auth–Peak Energy	4.00%	#(c)	4/1/2048	A3	15,435	16,203,817
Lehigh Co IDA–PPL Elec Util	1.80%	#(c)	2/15/2027	A1	10,660	10,279,118
Lehigh Co IDA–PPL Elec Util	1.80%	#(c)	9/1/2029	A1	3,000	2,891,670

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Long Island Power Auth	2.36% (1 Mo. USD-LIBOR-BBA	)#	5/1/2033	A-	$10,000	$10,000,100
Long Island Power Auth	5.00%		9/1/2026	A-	500	581,440
Long Island Power Auth	5.00%		9/1/2027	A-	500	585,800
Louisa IDA–VA Elec & Pwr Co	1.85%	#(c)	11/1/2035	A2	7,750	7,735,120
Main St Nat Gas–RBC	4.00%	#(c)	4/1/2048	Aa2	8,000	8,418,880
Maricopa Co Poll Ctl–NM Pub Svc	2.40%	#(c)	6/1/2043	BBB+	7,500	7,492,575
Mason Cnty Poll Ctrl–Appalachian Power(d)	2.75%		10/1/2022	A-	27,500	27,510,450
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	7,394,030
MI Strat Fund–Detroit Edison	1.45%	#(c)	9/1/2030	Aa3	2,000	1,918,980
Monroe Co PCR–Gulf Power	2.00%	#(c)	9/1/2037	A2	6,000	5,916,360
PEAK Energy–BP	4.00%	#(c)	1/1/2049	A1	9,275	9,794,029
Peninsula Ports Auth–Dominion	1.55%	#(c)	10/1/2033	BBB	3,000	2,990,550
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,099,140
Philadelphia Gas Works	5.00%		8/1/2022	A	750	819,780
Philadelphia Gas Works	5.00%		8/1/2023	A	850	943,645
Philadelphia Gas Works	5.00%		8/1/2024	A	800	898,160
Philadelphia Water & Wastewater	5.00%		11/1/2023	A1	900	1,011,735
Portland Sewer Sys	5.00%		10/1/2022	Aa1	5,000	5,545,050
PR Elec Pwr Auth(f)	5.25%		7/1/2018	NR	2,000	1,310,000
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,713,008
SE AL Gas Dist–Goldman Sachs	4.00%	#(c)	4/1/2049	A3	14,250	14,974,612
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,058,560
TEAC–Goldman Sachs	4.00%	#(c)	5/1/2048	A3	8,850	9,272,322
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2018	A3	3,000	3,017,430
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2019	A3	1,000	1,032,180
Wise Co IDA–VA Elec & Pwr Co	2.15%	#(c)	10/1/2040	A2	13,430	13,387,427
WV EDA–Appalachian Pwr	2.625%	#(c)	12/1/2042	A-	3,000	2,988,000
York Co EDA–VA Elec & Pwr Co	1.875%	#(c)	5/1/2033	A2	3,750	3,743,400
Total						247,315,146
Total Municipal Bonds (cost $1,120,628,568)						1,116,237,955

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 19.55%

Municipal Bond Fund 0.74%

General Obligation 0.74%
New Brunswick GO (cost $10,079,827)		3.00%	5/30/2019	NR	$10,000	$10,064,100

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

Variable Rate Demand Notes 18.81%

Corporate-Backed 3.33%
Columbia IDB–Alabama Pwr	1.67%	10/1/2018	12/1/2037	A1	25,050	25,050,000
St James Parish–Nucor Steel	1.70%	10/3/2018	11/1/2040	A-	20,000	20,000,000
Total						45,050,000

Education 0.32%
Met Govt Nashville H & E–Fisk Univ	1.85%	10/4/2018	12/1/2020	NR	4,335	4,335,000

Health Care 6.42%
AR DFA–Baptist Mem Hlth	2.13%	10/4/2018	9/1/2044	BBB+	15,000	15,000,000
Methodist Le Bonheur Health	1.63%	10/1/2018	6/1/2042	AA	2,800	2,800,000
NJ Hlth–Christian Hlth Care Ctr	1.85%	10/4/2018	7/1/2038	BBB+	6,545	6,545,000
NM Hsp–Presbyterian Hlthcare	1.69%	10/1/2018	8/1/2034	AA	2,800	2,800,000
NYC Muni Water	1.63%	10/1/2018	6/15/2045	AAA	10,015	10,015,000
OH Hosp–Univ Hosp Hlth Sys	1.81%	10/4/2018	1/15/2033	A	29,720	29,720,000
WV United Health Sys	1.82%	10/4/2018	6/1/2033	A	20,000	20,000,000
Total						86,880,000

Housing 0.62%
IN Hsg & Cmnty Dev–SF Mtge Rev (GNMA)	1.88%	10/1/2018	7/1/2047	Aaa	8,400	8,400,000

Money Market Securities 1.10%
NYC TFA	1.72%	10/1/2018	11/1/2022	AAA	14,900	14,900,000

Other Revenue 0.87%
Pima Co IDA–Clark Co Detention†	1.76%	10/4/2018	9/1/2033	AA	6,500	6,500,000
WI Hlth & Ed–Maranatha Baptist	2.31%	10/4/2018	8/1/2026	BBB+	5,300	5,300,000
Total						11,800,000

See Notes to Financial Statements.	35

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue 1.49%
NYC TFA	1.67%	10/1/2018	8/1/2045	AAA	$10,300	$10,300,000
NYC TFA–Future Tax	1.73%	10/1/2018	11/1/2022	AAA	9,930	9,930,000
Total						20,230,000

Utilities 4.66%
Appling Co Dev–GA Power	1.94%	10/1/2018	9/1/2041	A-	28,250	28,250,000
Gainesville Utilities	1.58%	10/3/2018	10/1/2038	AA-	18,900	18,900,000
NYC Muni Water	1.73%	10/1/2018	8/1/2031	AAA	15,945	15,945,000
Total						63,095,000
Total Variable Rate Demand Notes (cost $254,690,000)						254,690,000
Total Short-Term Investments (cost $264,769,827)						264,754,100
Total Investments in Securities 101.98% (cost $1,385,398,395)						1,380,992,055
Liabilities in Excess of Cash and Other Assets (1.98%)						(26,873,334)
Net Assets 100.00%						$1,354,118,721

Note: See Footnotes to Schedule of Investments on page 144 of this report.

36	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,116,237,955	$–	$1,116,237,955
Short-Term Investments
Municipal Bond	–	10,064,100	–	10,064,100
Variable Rate Demand Notes	–	254,690,000	–	254,690,000
Total	$–	$1,380,992,055	$–	$1,380,992,055

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$2,501,100
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(2,501,100)
Balance as of September 30, 2018	$–
Change in unrealized appreciation/depreciation for year ended September 30, 2018 related to Level 3 investments held at September 30, 2018	$–

See Notes to Financial Statements.	37

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.92%

Corporate-Backed 7.43%
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B3		$2,300	$2,299,747
Arista Met District	5.00%		12/1/2038	NR		1,240	1,258,178
Babylon IDA–Covanta	5.00%		1/1/2019	AA		4,000	4,030,360
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR		3,600	3,894,732
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR		550	584,793
Burke Co Dev–Oglethorpe Power	2.40%	#(c)	1/1/2040	BBB+		4,000	3,975,520
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850	9,824,882
Chandler AZ IDR–Intel Corp AMT	2.70%	#(c)	12/1/2037	A+		7,250	7,217,085
Citizens Property Insurance Corp	5.00%		6/1/2022	A+		12,500	13,547,750
Downtown Doral CDD†	4.25%		12/15/2028	NR		250	246,325
Downtown Doral CDD†	4.75%		12/15/2038	NR		625	613,019
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-		1,750	1,870,295
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR		2,980	3,172,955
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB		2,400	2,679,144
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B		10,000	10,654,200
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B		15	15,057
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2026	B		3,365	3,535,807
IN Fin Auth–US Steel	6.00%		12/1/2019	B		3,195	3,277,048
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1		9,425	10,468,442
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1		8,300	9,174,156
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-		12,750	13,344,660
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000	2,187,900
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB		8,850	8,581,137
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB		6,780	7,300,026
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3		1,800	1,931,526
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR		1,500	1,517,475
Martin Co IDA–Indiantown Cogen AMT†	4.20%		12/15/2025	BBB+		6,000	6,105,420
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-		8,000	8,264,720
MD EDC–Chesapeake Bay Hyatt(f)	5.00%		12/1/2016	NR		2,570	1,692,988
National Finance Authority–Covanta AMT†	4.00%		11/1/2027	B1		2,975	2,977,410
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-		10,500	10,326,330
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1		4,650	4,653,859
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB		850	866,541
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB		6,775	7,267,949
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB		13,820	14,931,681
NJ EDA–Sch Facs	5.00%		6/15/2030	A-	(e)	2,000	2,201,220

38	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
NJ EDA–Sch Facs	5.00%		6/15/2033	A-	(e)	$2,000	$2,177,860
NY Energy RDA–NYSEGC	3.50%		10/1/2029	A-		8,200	8,133,416
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	BB-		4,960	5,246,440
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR		3,415	3,497,336
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB		2,330	2,529,215
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB		3,500	3,710,490
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR		1,800	1,804,140
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR		3,750	3,787,088
OK DFA–Waste Mgmt	2.375%	#(c)	12/1/2021	A-		1,665	1,651,164
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB		6,715	7,084,929
Rockdale Co Dev Auth–Pratt Paper AMT†	4.00%		1/1/2038	NR		1,200	1,191,972
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-		7,710	8,206,678
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB		13,400	14,051,240
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(c)	6/1/2035	BB-		5,000	5,322,800
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B		440	450,604
Valdez Marine Term–BP	5.00%		1/1/2021	A1		10,000	10,574,100
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR		1,105	1,216,174
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR		5,000	5,767,250
Warren Co–Intl Paper	2.90%	#(c)	9/1/2032	BBB		7,500	7,496,475
West Pace Coop Dist(f)	9.125%		5/1/2039	NR		4,900	2,842,000	(i)
Whiting Env Facs–BP AMT	5.00%	#(c)	11/1/2045	A1		6,855	7,510,201
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A1		5,000	5,314,250
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB		3,750	4,015,125
WI Pub Fin Auth–Celanese AMT†	4.30%		11/1/2030	BBB-		2,125	2,180,271
WI Pub Fin Auth–Celanese AMT†	5.00%		12/1/2025	BBB-		6,500	7,274,215
Total							309,525,770

Education 5.20%
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1		420	463,634
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1		430	472,144
CA State Univ Sys	5.00%		11/1/2024	Aa2		5,000	5,450,600
CA State Univ Sys	5.00%		11/1/2026	Aa2		2,750	3,256,220
Carnegie Mellon Univ	5.00%		8/1/2028	AA		2,000	2,366,100
Chicago Brd Ed	5.00%		12/1/2034	B+		3,000	3,093,240
Chicago Brd Ed	5.00%		12/1/2036	B+		9,000	9,239,040
Clemson Univ	5.00%		5/1/2027	Aa2		5,700	6,639,873
Cleveland State Univ	5.00%		6/1/2024	A+		1,775	1,918,686

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Clifton Higher Ed–Intl Ldrshp Sch	5.125%	8/15/2030	NR	$3,500	$3,539,165
CT Hlth & Ed–Quinnipiac Univ	5.00%	7/1/2033	A-	8,230	9,074,974
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	1,868,580
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,580,624
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2037	BB+	1,000	1,060,460
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,172,274
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,000,730
IL Fin Auth–IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,020,620
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A1	8,620	9,321,754
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,615,500
IL Fin Auth–Roosevelt Univ	6.50%	4/1/2039	Ba3	2,000	2,086,200
IL Fin Auth–Univ Chicago	5.00%	10/1/2030	Aa2	8,000	8,965,440
MA DFA–Boston Med Ctr	5.00%	7/1/2021	BBB	2,855	3,041,689
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,678,899
MA DFA–Emerson Clg	5.00%	1/1/2027	BBB+	2,700	2,977,911
MA DFA–Emerson Clg	5.00%	1/1/2028	BBB+	1,810	1,986,620
MA DFA–Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,468,150
MA Hlth & Ed–Harvard Univ	5.25%	11/15/2019	NR	695	697,877
NC Cap Facs–High Point Univ	5.00%	5/1/2032	A-	2,500	2,655,200
NH Hlth & Ed–Univ Sys of NH	5.50%	7/1/2020	AA-	1,890	1,940,614
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2027	A2	3,560	4,099,233
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	5,482,950
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	2,733,125
NV Dept of Bus & Ind–Somerset Academy†	4.50%	12/15/2029	BB	750	755,468
NV Dept of Bus & Ind–Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,016,250
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,661,950
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,297,700
NY Dorm–NYU	5.00%	7/1/2026	Aa2	1,600	1,882,544
NY Dorm–Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,963,357
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-	980	1,076,932
NY Dorm–Pace Univ	5.00%	5/1/2026	BBB-	980	1,064,153
NY Dorm–SUNY	5.00%	7/1/2026	Aa3	2,000	2,297,880
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	4,880	5,567,885
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	500	572,475
NY Dorm–SUNY	5.00%	7/1/2028	Aa3	4,110	4,664,932
NY Dorm–SUNY	5.00%	7/1/2029	Aa3	2,750	3,128,565
Pima IDA–American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,502,745

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	Baa1	$1,500	$1,639,860
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	Baa1	1,360	1,478,932
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A3	1,000	1,127,300
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A3	2,630	2,996,122
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A3	1,000	1,142,710
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A3	1,600	1,818,128
Univ of CA	5.00%	#(c)	5/15/2048	AA	10,000	11,317,200
Univ of Houston	5.00%		2/15/2029	AA	10,280	11,783,553
Univ of NC–Chapel Hill	1.816% (1 Mo. LIBOR * .67 + 0.40%	)#	12/1/2041	AAA	7,125	7,133,906
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,709,278
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	2,884,429
Western MI Univ (AGC)	5.25%		11/15/2020	AA	3,980	3,996,039
Total						216,448,419

Financial Services 0.63%
Berks Co IDA–Tower Hlth	4.00%		11/1/2031	A	2,280	2,326,991
Berks Co IDA–Tower Hlth	5.00%		11/1/2030	A	1,315	1,474,878
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	15,000	14,830,650
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,350	2,313,786
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2032	Aaa	2,690	2,722,199
NJ Higher Ed Assistance Auth AMT	4.00%		12/1/2034	Aaa	2,400	2,424,864
Total						26,093,368

General Obligation 17.56%
Bellwood GO	5.875%		12/1/2027	A	5,000	5,577,200
Bellwood GO	6.15%		12/1/2032	A	3,770	4,237,706
CA State GO	2.24% (1 Mo. LIBOR * .70 + 0.76%	)#	12/1/2031	AA-	5,000	5,046,650
CA State GO	5.00%		9/1/2021	AA-	15,500	16,869,425
CA State GO	5.00%		2/1/2022	AA-	20,000	21,991,200
CA State GO	5.00%		3/1/2025	AA-	7,000	8,143,590
CA State GO	5.00%		10/1/2027	AA-	10,000	11,165,400
CA State GO	5.00%		11/1/2027	Aa3	5,000	6,014,250
CA State GO	5.00%		9/1/2030	AA-	10,000	11,495,900
CA State GO	5.25%		3/1/2022	AA-	6,320	6,638,402
CA State GO	5.25%		9/1/2024	AA-	10,000	10,974,900
Carmel IN–Bond Bank	5.00%		7/15/2027	AA	2,305	2,676,704
Chabot/Las Positas CCD	5.00%		8/1/2023	AA	3,000	3,410,880

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago Brd Ed	5.00%	12/1/2022	B+	$13,200	$13,222,440
Chicago Brd Ed	5.00%	12/1/2029	B+	3,000	3,136,050
Chicago Brd Ed	5.00%	12/1/2030	B+	3,100	3,232,835
Chicago Brd Ed	5.00%	12/1/2031	B+	3,100	3,125,699
Chicago Brd Ed	5.00%	12/1/2031	B+	1,500	1,559,310
Chicago Brd Ed	5.00%	12/1/2032	B+	1,200	1,245,456
Chicago Brd Ed	5.00%	12/1/2033	B+	900	930,384
Chicago Brd Ed	5.00%	12/1/2034	B+	475	489,093
Chicago Brd Ed	5.00%	12/1/2035	B+	450	462,245
Chicago Brd Ed†	6.75%	12/1/2030	B+	5,000	6,024,600
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,187,871
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,106,400
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,559,790
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,343,440
Chicago GO	5.00%	1/1/2034	BBB+	7,625	7,916,351
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,313,869
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,136,720
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,065,060
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,061,788
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,104,860
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,290,368
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA+	6,715	7,675,581
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,650,593
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,294,598
Clark CO Sch Dist	5.00%	6/15/2027	A+	6,500	7,345,195
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,304,300
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,421,300
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,527,100
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,398,200
CT State GO	4.00%	6/15/2037	A1	775	773,954
CT State GO	5.00%	10/15/2024	A1	7,500	8,221,950
CT State GO	5.00%	10/15/2028	A1	12,500	13,961,125
CT State GO	5.00%	6/15/2032	A1	1,000	1,112,010
CT State GO	5.00%	6/15/2034	A1	1,100	1,212,794
CT State GO	5.00%	6/15/2035	A1	1,125	1,235,554
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	255,850
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,763,132

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Geneva USD	5.00%	1/1/2028	AA+	$1,125	$1,289,149
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,508,902
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,591,114
HI State GO	5.00%	8/1/2026	AA+	7,590	8,626,566
HI State GO	5.00%	10/1/2026	AA+	5,500	6,473,610
Honolulu GO	5.00%	10/1/2029	Aa1	10,000	11,450,700
Houston GO	5.00%	3/1/2023	AA	4,000	4,450,760
Houston GO	5.00%	3/1/2024	AA	2,000	2,262,480
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,809,010
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,625,792
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,139,735
IL State GO	5.00%	11/1/2026	BBB-	10,000	10,557,100
IL State GO	5.00%	1/1/2027	BBB-	12,010	12,650,253
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,275,050
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,349,079
IL State GO	5.00%	11/1/2028	BBB-	21,280	22,438,483
IL State GO	5.00%	2/1/2029	BBB-	5,440	5,703,949
IL State GO	5.00%	11/1/2029	BBB-	2,800	2,924,712
IL State GO	5.00%	10/1/2032	BBB-	8,300	8,685,618
IL State GO	5.00%	10/1/2033	BBB-	5,000	5,228,200
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,715,672
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,452,106
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,272,400
IL State GO	6.00%	5/1/2026	BBB-	6,000	6,719,520
LA State GO	5.00%	5/1/2028	AA-	11,180	12,655,760
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	8,423,847
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,456,078
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,462,355
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,766,825
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,455,920
MA State GO	5.00%	8/1/2024	Aa1	5,000	5,723,750
MA State GO	5.00%	9/1/2024	Aa1	1,505	1,657,411
Nassau Co GO	5.00%	1/1/2025	A+	6,515	7,394,916
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,547,000
NJ State GO	5.00%	6/1/2027	A-	3,650	4,173,227
NJ State GO	5.00%	6/1/2029	A-	5,000	5,583,850
NV State GO	5.00%	11/1/2026	AA	7,500	8,596,725

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2021	AA		$1,500	$1,626,180
NY Dorm–Sch Dist (AGM)	5.00%		10/1/2023	AA		2,500	2,819,450
NYC GO	5.00%		10/1/2021	AA		6,000	6,497,400
NYC GO	5.00%		8/1/2022	AA		10,010	10,789,078
NYC GO	5.00%		8/1/2025	AA		12,000	13,391,400
NYC GO	5.00%		8/1/2026	AA		5,235	5,680,237
PA State GO	4.00%		3/1/2038	Aa3		8,020	8,120,330
PA State GO	5.00%		1/15/2028	Aa3		10,000	11,410,000
Peralta CCD	5.00%		8/1/2021	AA-		3,000	3,253,290
Philadelphia Sch Dist	5.00%		9/1/2026	A2		500	565,830
Philadelphia Sch Dist	5.00%		9/1/2027	A2		600	682,668
Philadelphia Sch Dist	5.00%		9/1/2028	A2		500	572,725
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA		5,000	5,581,000
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA		5,000	5,558,350
Port Oakland AMT	5.00%		11/1/2025	A		2,875	3,282,589
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		855	916,902
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Ca		550	561,083
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,620	1,621,037
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(c)	7/1/2035	Ca		4,245	4,503,011
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,358,966
RI State GO	5.00%		8/1/2022	AA		6,480	7,137,850
RI State GO	5.00%		8/1/2029	AA		7,500	8,769,900
San Francisco Co USD	5.00%		6/15/2027	Aa2		5,000	5,694,550
TX State GO	5.00%		10/1/2026	AAA		10,000	11,309,500
VT EDA–Casella Waste AMT†	4.625%	#(c)	4/1/2036	B-		750	741,202
WA State GO	5.00%		8/1/2022	AA+		14,245	15,370,070
WA State GO	5.00%		1/1/2024	AA+		5,000	5,176,800
WA State GO	5.00%		7/1/2031	AA+		3,500	3,927,700
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,300,000
Total							731,226,794

Health Care 14.24%
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		2,160	2,076,084
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	BB-	(e)	4,000	4,103,600
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	BB-	(e)	1,000	1,036,270
Allegheny County Health Network	5.00%		4/1/2030	A		4,750	5,333,727
Allegheny County Health Network	5.00%		4/1/2031	A		6,000	6,696,180
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,510,020

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
AR DFA–Baptist Mem Hlth	3.11% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		$12,000	$12,245,400
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(e)	2,020	2,168,652
AZ Hlth Facs–Phoenix Childrens Hsp	3.41% (MUNIPSA * 1 + 1.85%	)#	2/1/2048	A-		14,500	14,661,820
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	A-		6,000	6,420,720
Banner Health	5.00%		1/1/2028	AA-		5,000	5,886,050
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,377,584
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,693,584
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,098,900
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,187,940
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,322,616
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,030,484
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,404,195
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2031	A+		1,150	1,324,030
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,431,575
CA Hlth–Sutter Hlth	5.00%		11/15/2032	AA-		2,000	2,322,200
CA Hlth–Sutter Hlth	5.00%		11/15/2033	AA-		2,450	2,829,872
CA Hlth–Sutter Hlth	5.00%		11/15/2034	AA-		3,350	3,855,012
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	5,856,700
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,667,327
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,098,800
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		5,000	5,513,150
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB-		4,500	4,901,760
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,647,720
CA Stwde–So Cal Presbyterian†	6.25%		11/15/2019	BBB+	(e)	700	719,782
Camden CO Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,288,990
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,140,263
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,373,738
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,087,090
Church Home of Hartford†	3.25%		9/1/2021	BB	(e)	130	130,027
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,073,950
Clarke Co Hsp–Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,097,870
CO Hlth Facs–American Baptist	7.00%		8/1/2019	NR		470	481,186
CO Hlth Facs–Christian Living Cmnty	5.125%		1/1/2030	NR		600	618,114
CO Hlth Facs–Christian Living Nghbrhds	5.00%		1/1/2031	NR		1,400	1,467,480
CO Hlth Facs–Valley View Hosp	2.80%	#(c)	5/15/2042	A-		2,510	2,510,929
Comanche Co Hsp Auth	5.00%		7/1/2022	BB+		2,435	2,565,613
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2032	NR		1,200	1,229,736

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2037	NR		$5,000	$5,283,200
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	1,949,713
Decatur Hsp–Wise Hlth	5.00%		9/1/2034	BBB-		4,825	5,113,197
Decatur Hsp–Wise Hlth	5.25%		9/1/2029	BBB-		800	868,840
Duluth EDA–St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,586,812
Eden Twp Hlthcare Dist COP	5.375%		6/1/2023	NR		3,085	3,215,897
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,011,015
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,500	1,671,795
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,107,370
Fairfax Co EDA–Vinson Hall	4.50%		12/1/2032	BBB+	(e)	2,500	2,582,425
Franklin Co IDA–Menno-Haven	5.00%		12/1/2031	NR		1,000	1,047,850
Franklin Co IDA–Menno-Haven	5.00%		12/1/2033	NR		1,000	1,041,190
Franklin Co IDA–Menno-Haven	5.00%		12/1/2038	NR		1,000	1,032,120
Franklin Hlth–Proton Therapy†	6.50%		6/1/2027	NR		5,000	5,038,950
Gaithersburg Econ Dev–Asbury	5.65%		1/1/2019	BBB	(e)	2,000	2,019,580
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,528,530
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2035	A-		3,300	3,673,923
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,326,910
Greeneville Hlth–Ballad Hlth	5.00%		7/1/2037	A-		12,000	13,245,480
Guadalupe Co–Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,160,710
Hanover Co EDA–Covenant Woods	4.50%		7/1/2030	NR		2,790	2,836,007
Harris Co Cultural Ed–Brazos	6.375%		1/1/2033	BBB-	(e)	1,385	1,538,486
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BBB-	(e)	985	1,008,936
Harris Co Cultural Ed–Brazos	5.00%		1/1/2033	BBB-	(e)	545	564,124
HI Dept Budget–Kahala Nui	5.00%		11/15/2027	A-	(e)	1,500	1,652,070
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(c)	12/1/2050	B		8,095	8,620,285
IL Fin Auth–Ascension Health	4.00%		2/15/2033	AA+		5,000	5,161,500
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	BB+		1,015	1,119,606
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2027	AA+		1,500	1,754,115
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2028	AA+		1,800	2,113,722
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,165,410
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2030	AA+		1,000	1,159,250
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%		8/15/2030	AA+		2,500	2,578,975
IL Fin Auth–Plymouth Place	5.00%		5/15/2030	BB+	(e)	1,690	1,752,513
IL Fin Auth–Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	4,843,305
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(e)	1,710	1,798,903
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(e)	1,000	1,042,650

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Kirkwood IDA–Aberdeen Heights	5.25%	5/15/2037	BB	(e)	$2,000	$2,114,880
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,497,238
KY EDFA–Owensboro Hlth	5.00%	6/1/2029	Baa3		4,235	4,649,606
KY EDFA–Owensboro Hlth	5.00%	6/1/2032	Baa3		6,000	6,517,740
MA DFA–CareGroup	5.00%	7/1/2026	A-		5,985	6,811,169
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,161,776
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,571,550
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba3		7,755	8,125,379
Meadville Med Center	6.00%	6/1/2036	NR		3,830	4,096,185
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,252,330
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	NR		7,250	7,966,010
MI Fin Auth–Trinity Health	5.00%	12/1/2035	AA-		5,000	5,650,350
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,615,215
MN Agric & Econ Dev–Essential Hlth Rmkt (AGC)	5.50%	2/15/2025	AA		4,500	4,706,595
Montgomery Co IDA–Einstein Hlthcare	5.00%	1/15/2024	Baa3		4,000	4,317,120
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Baa3		2,000	2,191,120
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Baa3		3,000	3,260,250
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,013,720
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		655	669,803
Moon IDC–Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,811,692
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,177,120
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		10,500	10,933,755
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,212,130
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,638,357
NC Med–Southminster	5.00%	10/1/2031	NR		1,750	1,880,795
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		1,250	1,278,913
New Hope Cult Ed Facs–Crestview	5.00%	11/15/2031	BB+	(e)	850	904,757
New Hope Ed Facs–Childrens Hlth	5.00%	8/15/2026	Aa2		2,000	2,334,900
New Hope Ed Facs–Childrens Hlth	5.00%	8/15/2028	Aa2		3,170	3,684,523
NH Hlth & Ed–Hillside Village†	3.50%	7/1/2022	NR		1,200	1,201,632
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	AA-		70	70,173
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2028	AA-		5,500	6,446,770
NJ Hlth–St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,425,710
NJ Hlth–St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,752,243
NJ Hlth–St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,197,042
NJ Hlth–St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,203,251

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NJ Hlth–St Peters Univ Hsp	5.25%		7/1/2021	BB+		$1,570	$1,572,292
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		5,500	5,815,370
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,245,200
NM Hsp–Haverland	5.00%		7/1/2032	BBB	(e)	1,000	1,043,620
Norfolk EDA–Sentara Hlth	5.00%	#(c)	11/1/2048	AA		5,500	6,497,920
NY Dorm–Mem Sloan Kettering	5.00%		7/1/2027	AA-		3,600	4,312,440
NY Dorm–Montefiore	4.00%		8/1/2036	BBB		1,650	1,653,927
NY Dorm–Montefiore	4.00%		8/1/2037	BBB		650	646,568
NY Dorm–Montefiore	4.00%		8/1/2038	BBB		900	891,441
NY Dorm–Montefiore	5.00%		8/1/2033	BBB		900	1,007,460
NY Dorm–Montefiore	5.00%		8/1/2034	BBB		500	557,500
NY Dorm–Montefiore	5.00%		8/1/2035	BBB		900	999,558
NY Dorm–Orange Regl Med	6.50%		12/1/2021	Baa3		825	831,270
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-		1,500	1,698,330
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-		1,300	1,459,055
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-		2,000	2,235,120
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa3		4,000	4,465,840
OH Hsp–Cleveland Clinic	5.00%		1/1/2029	Aa2		3,545	4,129,251
OK DFA–OU Med	5.00%		8/15/2033	Baa3		5,045	5,609,384
OK DFA–OU Med	5.00%		8/15/2038	Baa3		2,380	2,594,700
OK DFA–OU Med	5.25%		8/15/2043	Baa3		5,000	5,479,650
Palomar Hlth	5.00%		11/1/2036	BBB		2,980	3,215,956
Palomar Hlth Care Dist COP	5.25%		11/1/2021	Ba1		2,370	2,460,250
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2029	BBB-		1,915	2,103,991
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2030	BBB-		2,045	2,238,805
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2032	BBB-		4,055	4,407,744
Roanoke EDA–Carilion Clinic	5.00%		7/1/2025	AA-		10,000	10,512,300
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(e)	2,000	1,964,440
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		10,050	11,529,159
Sartell Hlth Care–Country Manor	5.25%		9/1/2030	NR		1,000	1,076,350
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB-	(e)	750	813,863
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2026	A1		3,000	3,479,220
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2027	A1		3,620	4,232,251
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2028	NR		2,625	3,035,524
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,213,528
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,153,805
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		1,790	1,782,196

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		$4,115	$4,131,460
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(e)	1,250	1,368,863
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,316,055
Univ of CA	5.00%		5/15/2033	AA-		11,500	13,348,855
Univ of CA	5.00%		5/15/2034	AA-		12,250	14,148,627
Vanderbilt Univ Med Ctr	5.00%		7/1/2031	A3		1,300	1,455,584
WA Hlth–Fred Hutchinson Cancer Ctr	2.594% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,044,600
WA Hsg–Rockwood†	6.00%		1/1/2024	NR		1,265	1,349,388
WA State GO	5.00%		8/1/2028	AA+		10,395	12,244,063
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(e)	1,350	1,450,724
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375	1,415,466
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500	1,527,780
WI Hlth & Ed–Ascension Hlth	5.00%		11/15/2033	AA+		2,000	2,060,420
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	Aa3		5,575	6,016,428
WI PFA–Mary’s Woods†	3.00%		11/15/2022	BB	(e)	1,100	1,100,594
WI PFA–MD Proton†	6.125%		1/1/2033	NR		2,500	2,553,675
WI PFA–MD Proton†	6.25%		1/1/2038	NR		3,750	3,831,375
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Ba1		3,450	3,618,705
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Ba1		2,275	2,359,585
Woodbury Hsg–St Therese	5.00%		12/1/2029	NR		1,000	1,046,860
Woodbury Hsg–St Therese	5.00%		12/1/2034	NR		1,000	1,033,660
WV Hsp–Herbert Thomas Hlth	6.00%		10/1/2020	NR		760	699,512
WV Hsp–WV United Health Sys	4.00%		6/1/2030	A		5,500	5,675,780
Total							592,807,240

Housing 0.79%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	573,330
CA State GO	5.00%		11/1/2031	NR		10,000	11,796,900
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2024	Baa1		1,000	1,120,250
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2025	Baa1		1,000	1,134,000
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,145,550
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	854,760
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(e)	1,500	1,545,180
NJ EDA–Montclair St Std Hsg	5.25%		6/1/2019	Baa3		1,610	1,640,526
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,688,325
NJ Hsg and Mtg Fin Auth AMT	3.80%		10/1/2032	AA		3,300	3,254,163
NYC IDA–Yankee Stadium (FGIC)	3.77% (CPI Based	)#	3/1/2021	Baa1		3,850	3,874,293

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Housing (continued)
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2032	Baa3		$1,080	$1,200,496
WA Hsg–Emerald Heights	4.00%		7/1/2019	A-	(e)	1,130	1,147,074
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(e)	1,000	1,087,740
Total							33,062,587

Lease Obligations 6.10%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,375,250
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	A+		3,000	3,387,360
CA Pub Wks–Lease Rev	5.00%		10/1/2029	A+		19,195	22,767,957
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	A+		3,250	3,500,380
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	A+		1,000	1,092,630
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	A+		4,200	4,634,028
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,289,954
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	3,895,038
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A		6,405	6,451,116
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,355,003
Houston Co Coop Dist–Country Crossing(f)	10.00%		6/7/2013	NR		1,768	247,520(i)
Hudson Yards	5.00%		2/15/2029	Aa3		3,500	4,076,520
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,248,400
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500	2,879,975
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	8,019,867
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2026	A1		10,000	11,364,000
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,566,432
LA PFA–Hurricane Recovery	5.00%		6/1/2024	A1		6,840	7,741,512
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA		1,250	1,397,988
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865	4,209,333
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,531,057
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	AA-		4,535	4,706,332
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,120	1,209,936
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB+		8,450	9,211,260
NJ EDA–Sch Facs	3.16% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		5,000	4,950,450
NJ EDA–Sch Facs	4.00%		6/15/2030	BBB+		7,500	7,514,850
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+		3,390	3,694,558
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+		5,085	5,610,433
NJ EDA–Sch Facs	5.00%		3/1/2026	BBB+		8,255	8,844,324
NJ EDA–Sch Facs	5.00%		3/1/2029	BBB+		7,500	7,962,525
NJ EDA–Sch Facs	5.00%		6/15/2034	A-	(e)	3,000	3,257,520
NJ EDA–Sch Facs	5.00%		6/15/2035	A-	(e)	1,000	1,081,230

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+		$4,925	$5,247,538
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(e)	1,400	1,486,100
NJ EDA–Sch Facs	5.25%	12/15/2020	BBB+		8,125	8,282,787
NJ EDA–Sch Facs	5.25%	9/1/2023	BBB+		6,545	6,904,059
NJ EDA–Sch Facs	5.25%	9/1/2025	BBB+		5,550	5,835,881
NJ EDA–Sch Facs	5.25%	6/15/2032	BBB+		2,865	3,138,779
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+		3,500	3,987,165
NJ Trans Trust Fund	5.00%	6/15/2030	A+		3,000	3,307,770
NJ Trans Trust Fund	5.00%	6/15/2031	A+		2,400	2,634,312
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	BBB+		1,000	1,066,310
NY UDC–Svc Contract	5.00%	1/1/2022	AA		3,705	3,835,083
NYC TFA–Bldg Aid	5.00%	7/15/2026	AA		1,750	1,996,418
NYC TFA–Bldg Aid	5.00%	7/15/2028	AA		1,500	1,698,180
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	9,373,612
Philadelphia Redev Auth	5.00%	4/15/2022	A		5,195	5,584,417
Philadelphia Redev Auth	5.00%	4/15/2028	A		4,380	4,792,946
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,029,713
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2022	AA		1,000	1,111,070
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023	AA		1,000	1,137,710
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA		2,000	2,304,460
Total						253,829,048

Other Revenue 3.59%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A-		11,300	11,951,332
Baker Correctional Dev	8.50%	2/1/2030	NR		1,169	971,392
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2026	BBB-		5,420	6,151,375
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2027	BBB-		8,250	9,361,523
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%	7/15/2029	AA		1,500	1,577,745
CA Infra & Econ Dev–Broad Museum	5.00%	6/1/2021	Aa1		5,425	5,874,407
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026	A-		10,250	11,086,912
CA Sch Fin Auth–Aspire†	5.00%	8/1/2036	BBB		1,600	1,704,560
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032	BB+		6,410	6,633,324
Clarksville Nat Gas Aquis Corp–ML	5.00%	12/15/2021	A3		2,380	2,560,428
Cleveland Arpt	5.00%	1/1/2028	A		2,500	2,676,700
Cleveland Arpt	5.00%	1/1/2029	A		2,500	2,675,100
Cleveland Co Port Auth–Playhouse Sq	5.00%	12/1/2033	BB+		2,000	2,158,640
Cleveland Co Port Auth–Playhouse Sq	5.25%	12/1/2038	BB+		1,650	1,783,518

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022		BBB+		$2,255	$2,306,752
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB+		915	966,945
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		4,660	4,915,508
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,171,630
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB	(e)	3,000	3,262,200
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		Ba1		3,000	3,186,090
HI Dept Budget–Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,011,100
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		495	506,949
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,346,120
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,272,040
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2027		A3		5,000	5,697,200
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,592,425
MD EDC–Chesapeake Bay Hyatt(f)	5.00%	12/1/2016		NR		700	461,125
Michigan St Strategic FD Escrow(j)	Zero Coupon	–	(k)	NR		400	40	(l)
MSR Energy Auth–Citi	6.125%	11/1/2029		BBB+		3,835	4,717,203
NJ EDA–Sch Facs	5.00%	3/1/2027		BBB+		6,900	7,354,572
NY Dorm–PIT	5.25%	2/15/2023		Aa1		350	354,284
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A+		5,000	5,329,000
PA IDA–Economic Dev	5.00%	7/1/2020		A+		2,000	2,098,920
Philadelphia Gas Works	5.00%	10/1/2028		A		2,000	2,277,960
Phoenix IDA–Basis Schs†	5.00%	7/1/2035		BB		2,350	2,407,951
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa3		2,400	2,602,176
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%	8/1/2023		A3		9,365	10,504,159
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023		A3		5,400	5,910,354
Total							149,419,659

Special Tax 1.90%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa3		5,500	5,730,065
Allentown Neighborhood Impt†	5.00%	5/1/2032		Ba1		1,250	1,349,413
Allentown Neighborhood Impt†	5.00%	5/1/2033		Ba1		1,000	1,083,050
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020		A2		900	910,989
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		A+		1,500	1,604,265
CT Spl Tax–Trans Infra	5.00%	1/1/2032		AA		14,375	16,065,212
Emeryville Redev Agy (AGM)	5.00%	9/1/2024		AA		1,950	2,246,517
Emeryville Redev Agy (AGM)	5.00%	9/1/2025		AA		2,650	3,045,035
Houston Co Coop Dist–Country Crossing(f)	10.00%	5/1/2039		NR		5,000	550,000	(i)
Miami World Ctr CDD	4.75%	11/1/2027		NR		750	774,983

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Special Tax (continued)
Orange Co CFD	5.00%	8/15/2033	NR		$1,400	$1,534,344
Orange Co CFD	5.00%	8/15/2035	NR		1,000	1,090,210
Orlando Redev TIF	5.25%	9/1/2021	A		4,930	5,063,849
Peninsula Town Center†	4.50%	9/1/2028	NR		545	573,051
Peninsula Town Center†	5.00%	9/1/2037	NR		875	925,899
Pittsburg Redev Agy	5.00%	8/1/2020	A		1,680	1,773,223
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA		1,875	2,031,150
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2024	AA		2,930	3,342,427
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA		3,500	4,047,540
Plaza Met Dist #1†	4.50%	12/1/2030	NR		4,300	4,332,250
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3		2,150	2,151,849
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR		3,955	4,021,128
Village CDD #12	3.25%	5/1/2026	NR		3,975	3,911,877
Village CDD #12†	3.80%	5/1/2028	NR		2,250	2,263,298
Village CDD #12†	4.00%	5/1/2033	NR		2,000	2,009,440
Village CDD #9	5.00%	5/1/2022	NR		775	803,210
Village CDD #9	5.25%	5/1/2031	NR		1,680	1,785,067
Village CDD #9	5.75%	5/1/2021	NR		1,375	1,431,678
Village CDD #9	6.75%	5/1/2031	NR		2,285	2,508,724
Total						78,959,743

Tax Revenue 5.57%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,176,700
Cook Co Sales Tax	4.00%	11/15/2034	AAA		3,750	3,842,137
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,269,008
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,812,100
FL Dept Env Protn–Florida Forever	5.00%	7/1/2023	AA-		5,000	5,608,450
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,020,600
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,017,620
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,700,450
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA		2,400	2,755,632
Kansas Dept Trans	5.00%	9/1/2026	AAA		5,000	5,799,400
LA Gas & Fuel Tax	5.00%	5/1/2028	AA		2,000	2,345,340
LA Gas & Fuels Tax	5.00%	5/1/2027	AA		750	883,830
MA Sch Bldg Auth–Sales Tax	5.00%	1/15/2029	AA+		6,385	7,348,050
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,192,865
Martin Hsp Dist	7.00%	4/1/2031	BBB	(e)	3,250	3,468,368
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,674,055

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+	$5,000	$5,734,850
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A1	3,245	3,387,261
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BB+	5,020	5,360,256
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BB+	10,070	10,536,342
Met Pier & Expo Auth–McCormick Place	5.25%	6/15/2050	BB+	5,000	5,085,900
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA	5,700	6,282,540
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	3,000	3,209,760
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+	6,650	7,035,899
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	500	527,410
NY Dorm–PIT	5.00%	3/15/2023	AAA	10,000	10,932,900
NY Dorm–PIT	5.00%	3/15/2024	AAA	15,585	16,652,105
NY Dorm–Sales Tax	5.00%	3/15/2028	AAA	11,645	13,412,012
NY UDC–PIT	5.00%	3/15/2026	AAA	15,000	16,973,850
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA	10,000	10,763,600
Orange Co Tourist Tax	5.00%	10/1/2029	AA-	10,000	11,954,900
Phoenix Excise Tax	5.00%	7/1/2026	AA+	13,000	15,005,900
Polk Co Trans Rev	5.00%	12/1/2021	A1	2,825	2,993,653
PR Corp Sales Tax(f)	5.00%	8/1/2040	Ca	2,000	1,685,000
PR Corp Sales Tax(f)	5.25%	8/1/2027	Ca	1,650	812,625
PR Corp Sales Tax(f)	5.25%	8/1/2041	Ca	5,470	2,693,975
PR Corp Sales Tax(f)	5.50%	8/1/2023	Ca	9,465	4,661,512
PR Corp Sales Tax(f)	5.50%	8/1/2028	Ca	8,630	4,250,275
WI Trsp	5.00%	7/1/2026	AA+	6,000	6,941,940
Total					231,809,070

Tobacco 4.30%
Buckeye Tobacco	5.125%	6/1/2024	B-	30,980	30,718,529
Buckeye Tobacco	5.75%	6/1/2034	B-	6,360	6,360,000
Buckeye Tobacco	5.875%	6/1/2030	B-	25,090	25,214,697
Golden St Tobacco	5.00%	6/1/2027	BBB+	4,000	4,566,880
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,133,600
Golden St Tobacco	5.00%	6/1/2047	NR	6,875	7,043,163
Golden St Tobacco	5.00%	6/1/2047	NR	3,100	3,175,826
Golden St Tobacco	5.25%	6/1/2047	NR	6,875	7,133,912
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,215	4,215,969
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,395	2,395,862
MI Tob Settlement	5.125%	6/1/2022	B-	4,475	4,469,496
MI Tob Settlement	5.25%	6/1/2022	B-	6,010	6,009,940

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
MI Tob Settlement	6.00%		6/1/2034	B-		$2,485	$2,497,649
Nthrn AK Tobacco	4.625%		6/1/2023	A3		540	540,130
PA Tob Settlement	5.00%		6/1/2032	A1		2,000	2,252,820
PA Tob Settlement	5.00%		6/1/2033	A1		5,000	5,610,250
Railsplitter Tobacco Settlement Auth	5.00%		6/1/2027	A		3,325	3,755,288
RI Tob Settlement	5.00%		6/1/2027	BBB+		2,500	2,779,125
RI Tob Settlement	5.00%		6/1/2028	BBB		2,000	2,206,840
SD Edu Enhancement Fding Corp	5.00%		6/1/2023	A		1,000	1,102,890
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A		1,000	1,097,360
SD Edu Enhancement Fding Corp	5.00%		6/1/2025	A		1,040	1,135,545
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		12,020	11,910,257
Tobacco Settlement Auth WA	5.00%		6/1/2021	A		6,880	7,375,566
Tobacco Settlement Auth WA	5.00%		6/1/2023	A		6,250	6,954,000
Tobacco Settlement Fin Corp LA	5.00%		5/15/2022	A		5,000	5,435,300
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2046	BBB+		1,140	1,225,842
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2046	BBB		8,300	8,768,452
Tobacco Settlement Fin Corp NJ	5.25%		6/1/2046	BBB+		5,100	5,606,532
TSASC	5.00%		6/1/2029	A-		5,775	6,426,478
Total							179,118,198

Transportation 18.88%
AK Intl Airports Sys	5.00%		10/1/2024	A1		750	849,360
AK Intl Airports Sys	5.00%		10/1/2027	A1		1,000	1,141,650
AK Intl Airports Sys	5.00%		10/1/2028	A1		2,000	2,276,480
AL Port Auth AMT (AGM)	5.00%		10/1/2026	AA		1,250	1,406,713
AL Port Auth AMT (AGM)	5.00%		10/1/2027	AA		2,000	2,264,480
AL Port Auth AMT (AGM)	5.00%		10/1/2028	AA		2,000	2,256,180
AL Port Auth AMT (AGM)	5.00%		10/1/2029	AA		3,500	3,928,050
Alameda Corridor Trsp Auth	5.00%		10/1/2024	A-		5,000	5,649,000
Alameda Corridor Trsp Auth	5.00%		10/1/2026	A-		4,075	4,587,513
Atlanta Arpt	5.50%		1/1/2021	Aa3		3,000	3,227,460
Atlanta Arpt–PFC	5.00%		1/1/2029	AA-		2,500	2,789,825
Bay Area Toll Auth	2.186% (3 Mo. LIBOR * .70 + 0.55%	)#	4/1/2045	AA		7,200	7,243,992
Bay Area Toll Auth	2.26% (MUNIPSA * 1 + 0.70%	)#	4/1/2047	AA		6,000	6,015,720
Bay Area Toll Auth	4.00%		4/1/2029	AA-		5,800	6,369,096
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2036	BBB+	(e)	3,215	3,562,477
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2037	BBB+	(e)	4,500	4,963,095

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
CA Muni Fin Auth–LINXS APM Proj AMT	5.00%		12/31/2038	BBB+	(e)	$7,000	$7,696,290
Central TX Mobility Auth	5.00%		1/1/2030	BBB+		800	892,896
Central TX Mobility Auth	5.00%		1/1/2031	BBB+		1,675	1,864,108
Central TX Mobility Auth	5.00%		1/1/2032	BBB+		2,000	2,216,820
Central TX Mobility Auth	5.00%		1/1/2033	BBB		3,010	3,223,409
Central TX Mobility Auth	5.75%		1/1/2020	BBB+		1,000	1,044,790
Central TX Tpk	5.00%		8/15/2025	BBB+		2,250	2,505,825
Central TX Tpk	5.00%		8/15/2026	BBB+		2,500	2,768,575
Central TX Tpk	5.00%		8/15/2027	BBB+		3,300	3,628,416
Central TX Tpk	5.00%		8/15/2028	BBB+		3,705	4,055,011
Central TX Tpk	5.00%		8/15/2033	BBB+		7,650	8,270,644
Chicago Midway Arpt	5.00%		1/1/2026	A		6,075	6,710,263
Chicago Midway Arpt AMT	5.00%		1/1/2023	A		3,000	3,264,930
Chicago Midway Arpt AMT	5.00%		1/1/2026	A		4,605	5,039,482
Chicago Midway Arpt AMT	5.00%		1/1/2031	A		2,000	2,198,520
Chicago O’Hare Arpt	5.00%		1/1/2022	A		3,230	3,435,202
Chicago O’Hare Arpt	5.00%		1/1/2031	A		6,500	7,134,270
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A		11,740	12,395,562
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A		5,000	5,363,100
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A		6,410	7,123,241
Chicago O’Hare Arpt AMT	5.00%		1/1/2029	A		7,000	7,641,690
Clark Co Arpt–McCarran Arpt (AGM)	5.00%		7/1/2022	AA		3,905	3,992,823
Cleveland Arpt (AGM)	5.00%		1/1/2025	AA		1,200	1,360,596
Cleveland Arpt (AGM)	5.00%		1/1/2026	AA		2,000	2,234,700
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA		2,175	2,417,099
Delaware River Port Auth	5.00%		1/1/2027	A-		1,835	1,981,763
Delaware River Port Auth	5.00%		1/1/2028	A		7,500	8,365,575
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1		1,000	1,167,910
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1		1,920	2,234,285
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1		2,025	2,337,842
Denver Arpt–United Airlines AMT	5.00%		10/1/2032	BB		3,750	3,995,213
Denver City & Co Arpt AMT	5.00%		12/1/2031	A		15,000	17,088,750
Denver City & Co Arpt AMT	5.00%		12/1/2035	A		5,000	5,613,850
E–470 Hwy Auth	5.00%		9/1/2020	A		900	948,348
FL Expwy Auth	5.00%		7/1/2028	A+		3,500	4,040,680
Foothill / Eastern Corridor Toll Rd	5.00%	#(c)	1/15/2053	A-		12,000	12,267,600
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1		3,000	3,424,320

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Hampton Roads Trans Commn	5.00%		7/1/2032	NR	$1,180	$1,378,641
Hampton Roads Trans Commn	5.00%		7/1/2033	NR	1,000	1,163,930
Harris Co Toll Rd	5.00%		8/15/2029	Aa2	2,500	2,927,950
Harris Co Toll Rd	5.00%		8/15/2030	Aa2	1,000	1,166,710
Harris Co Toll Rd	5.00%		8/15/2031	Aa2	3,000	3,481,500
HI Airport Sys AMT	5.00%		7/1/2031	AA-	1,275	1,458,919
HI Airport Sys AMT	5.00%		7/1/2033	AA-	3,300	3,743,586
HI Airport Sys AMT	5.00%		7/1/2034	AA-	2,000	2,259,960
HI Arpts Sys AMT	5.00%		7/1/2022	AA-	5,130	5,488,023
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB	8,000	8,546,480
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB	1,310	1,364,706
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2030	BB	2,500	2,699,550
Houston Arpt AMT	5.00%		7/1/2021	A+	5,000	5,361,400
IL State GO	5.00%		11/1/2027	BBB-	5,000	5,279,900
IL Toll Hwy Auth	5.00%		1/1/2027	AA-	1,000	1,116,450
IL Toll Hwy Auth	5.00%		1/1/2028	AA-	2,535	2,820,999
KY Tpk Auth	5.00%		7/1/2026	Aa3	5,215	5,749,172
Los Angeles Dept Arpts–LAX	5.00%		5/15/2027	AA-	2,000	2,309,840
Los Angeles Dept Arpts–LAX	5.00%		5/15/2032	AA-	5,870	6,656,580
Louisville Regl Airport AMT	5.00%		7/1/2021	A+	1,250	1,336,200
Louisville Regl Airport AMT	5.00%		7/1/2022	A+	1,625	1,768,780
Louisville Regl Airport AMT	5.00%		7/1/2023	A+	2,250	2,485,373
MA Port Auth–Delta Airlines AMT (AMBAC)	4.152% (Auction Rate Based	)#	1/1/2031	NR	14,000	14,000,000
MD EDC–Maryland Port	5.125%		6/1/2020	NR	1,510	1,569,630
MD EDC–Maryland Port	5.125%		6/1/2020	NR	590	613,299
Miami Dade Co Aviation–MIA	5.00%		10/1/2025	A	3,690	4,189,810
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2021	A	1,500	1,611,690
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2022	A	1,550	1,694,057
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2027	A	5,145	5,756,843
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2028	A	3,500	3,914,190
Miami Dade Co Expwy Auth	5.00%		7/1/2022	A+	1,750	1,923,933
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A+	2,000	2,191,240
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A+	2,500	2,801,825
Miami Dade Co Expwy Auth	5.00%		7/1/2024	A+	3,500	3,821,510
Minneapolis / St Paul Met Arpts	5.00%		1/1/2028	A+	3,500	3,894,870
Minneapolis / St Paul Met Arpts	5.00%		1/1/2029	AA-	5,000	5,820,850

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	AA-	$5,000	$5,796,850
MTA NY	5.00%	11/15/2021	A1	1,500	1,627,335
MTA NY	5.00%	11/1/2023	A1	5,640	6,218,213
MTA NY	5.00%	11/15/2028	A1	13,690	15,987,593
MTA NY	5.00%	11/15/2029	A1	5,000	5,798,350
MTA NY	5.00%	11/15/2033	A1	4,025	4,584,918
MTA NY	5.25%	11/15/2028	A1	6,355	7,349,049
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,118,760
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,135,730
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,305,070
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,498,850
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,376,200
NJ Tpk Auth	5.00%	1/1/2028	A+	7,000	8,246,700
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,611,050
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,660,700
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,595,800
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,388,309
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,715,865
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	6,972,529
NJ Trans Trust Fund	5.75%	6/15/2020	BBB+	7,645	7,950,876
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,927,375
North TX Twy Auth	5.00%	1/1/2023	A+	5,000	5,528,150
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,603,100
North TX Twy Auth	5.00%	1/1/2031	A	8,085	8,889,053
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	3,921,015
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	1,776,945
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	11,639,900
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	9,496,540
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	10,010	9,960,150
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2031	Baa3	3,500	3,893,960
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	11,000	12,137,840
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	3,450	3,792,654
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,455,065
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,046,080
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,544,695
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,408,490
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	750	814,980

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NY Twy Auth	5.00%	1/1/2024	A	$1,960	$2,214,937
NY Twy Auth	5.00%	1/1/2026	A	5,115	5,802,661
NY Twy Auth	5.00%	1/1/2028	A-	2,470	2,824,099
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,137,030
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,046,100
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,871,630
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,303,299
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,356,160
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,633,845
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,031,612
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,302,100
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,515,700
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,501,830
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,195,780
Port Auth NY & NJ AMT	5.00%	10/1/2022	AA-	5,810	6,389,489
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,168,233
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000	4,643,440
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	11,967,560
PR Hwy & Trans Auth(f)	5.00%	7/1/2033	C	1,215	297,675
PR Hwy & Trans Auth(f)	5.50%	7/1/2023	C	4,305	1,054,725
PR Hwy & Trans Auth(f)	5.50%	7/1/2024	C	3,000	735,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,134,670
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950	6,939,009
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000	4,569,800
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,579,600
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,389,490
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,379,740
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	10,904,700
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,206,019
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	A-	7,500	8,195,850
San Jose Arpt	5.00%	3/1/2026	A	1,200	1,363,368
San Jose Arpt	5.00%	3/1/2027	A	2,260	2,561,529
San Jose Arpt	5.00%	3/1/2028	A	1,655	1,872,202
San Jose Arpt AMT	5.00%	3/1/2035	A	1,500	1,685,970
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,699,055
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	AA-	2,500	2,689,500
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,230,161

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	AA-	$5,525	$6,130,927
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	A+	2,000	2,244,660
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	6,586,487
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	2,595	2,858,341
VA Small Bus Fing–Elizabeth River AMT	5.25%		1/1/2032	BBB	10,500	11,234,685
WA St GARVEE–520 Corridor	5.00%		9/1/2021	AA	10,000	10,791,800
Wayne CO Arpt AMT	5.00%		12/1/2026	A	1,590	1,794,665
Wayne CO Arpt AMT	5.00%		12/1/2027	A	2,000	2,242,360
Total						785,896,117

Utilities 11.73%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA	2,645	3,005,963
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA	4,000	4,513,840
CA Dept Wtr Res Wtr–Central Valley	1.93% (MUNIPSA * 1 + 1.37%	)#	12/1/2035	AAA	4,245	4,267,329
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	49,248
Central Plains–Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,110,350
Central Plains–Goldman Sachs	5.00%		9/1/2035	BBB+	2,250	2,599,830
Chicago Wastewater	5.00%		1/1/2029	A	4,335	4,774,266
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,129,395
Chicago Water	5.00%		11/1/2024	A	8,690	9,705,513
Chicago Water	5.00%		11/1/2025	A	2,625	2,939,816
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	6,945,045
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,513,500
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,328,345
Detroit Sewer	5.00%		7/1/2034	A	2,200	2,389,794
Detroit Sewer	5.00%		7/1/2035	A	1,835	1,987,580
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,530,777
FL Muni Pwr Agy–St Lucie	5.00%		10/1/2021	A2	3,650	3,758,296
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,084,470
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,087,520
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	6,883,590
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,288,450
Houston Util Sys	5.00%		11/15/2022	AA	5,000	5,533,800
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,506,320
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,093,829
IL Fin Auth–Clean Wtr Init	5.00%		1/1/2027	NR	1,365	1,601,186
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,303,020

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
IN Muni Pwr	5.00%		1/1/2033	A+	$5,210	$5,982,278
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,575,640
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,672,889
KY Muni Pwr–Prairie State Proj	3.45%	#(c)	9/1/2042	A-	5,935	5,869,774
KY Pub Energy Auth–Peak Energy	4.00%	#(c)	4/1/2048	A3	15,875	16,665,734
Long Beach Nat Gas–ML	2.98% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A-	4,000	4,037,920
Long Island Power Auth	5.00%		9/1/2027	A-	6,000	6,963,360
Long Island Power Auth	5.00%		9/1/2034	A-	2,250	2,560,005
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	11,366,500
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A1	5,005	5,359,704
Main St Nat Gas–ML	5.00%		3/15/2021	A-	2,500	2,650,825
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,677,819
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,200	6,410,676
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,420,574
MI Strat Fund–Detroit Edison	1.45%	#(c)	8/1/2029	Aa3	3,500	3,358,215
MI Strat Fund–Detroit Edison	1.45%	#(c)	9/1/2030	Aa3	1,000	959,490
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,216,380
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,667,670
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,013,732
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,199,508
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,477,818
New Orleans Sewer	5.00%		6/1/2021	A	400	427,204
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,483,840
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,971,484
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,178,920
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	5,760,000
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,175,900
PEAK Energy–BP	4.00%	#(c)	1/1/2049	A1	13,875	14,651,445
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,133,880
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,129,900
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,433,225
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	1,940,720
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,622,078
Philadelphia Water & Wastewater	5.00%		7/1/2022	A+	3,090	3,391,275
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+	2,200	2,549,316
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,010	5,676,430

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	$4,750	$5,010,965
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,347,997
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-	10,640	11,219,348
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca	3,625	3,412,031
PR Elec Pwr Auth(f)	5.00%		7/1/2037	Ca	1,035	680,513
PR Elec Pwr Auth(f)	5.00%		7/1/2042	Ca	2,390	1,571,425
PR Elec Pwr Auth(f)	5.50%		7/1/2038	Ca	2,350	1,545,125
PR Elec Pwr Auth(f)	7.00%		7/1/2033	Ca	4,000	2,640,000
PR Elec Pwr Auth(f)	7.00%		7/1/2040	Ca	725	478,500
PR Elec Pwr Auth (AGM)	2.086% (3 Mo. LIBOR * .67 +.52%	)#	7/1/2029	AA	5,720	5,376,800
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	2,360	2,556,942
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	9,749,855
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	BBB+	7,165	8,316,774
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	BBB+	5,000	5,968,400
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1	7,340	8,501,702
SE AL Gas Dist–Goldman Sachs	4.00%	#(c)	4/1/2049	A3	14,250	14,974,612
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	4,587,320
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,149,670
TEAC–Goldman Sachs	4.00%	#(c)	5/1/2048	A3	5,650	5,919,618
TEAC–Goldman Sachs	5.25%		9/1/2021	A3	3,000	3,231,270
TEAC–Goldman Sachs	5.25%		9/1/2024	A3	8,940	10,048,113
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2024	A3	23,000	25,097,140
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3	2,000	2,158,400
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	2,225	2,394,834
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2021	A-	4,710	5,107,618
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2023	A-	2,925	3,275,620
TX Muni Gas Acq & Supply–ML	6.25%		12/15/2026	A-	26,660	30,674,729
Utility Debt Sec Auth–Lipa	5.00%		6/15/2028	AAA	5,915	6,917,947
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3	1,500	1,665,510
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3	3,425	3,290,535
WV EDA–Wheeling Pwr AMT	3.00%	#(c)	6/1/2037	A-	9,400	9,372,176
Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A+	3,105	3,347,190
Total						488,151,879
Total Municipal Bonds (cost $4,047,092,786)						4,076,347,892

62	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 0.64%

Variable Rate Demand Notes 0.64%

Corporate-Backed 0.01%
Columbia IDB–Alabama Pwr	1.67%	10/1/2018	12/1/2037	A1	$400	$400,000

Health Care 0.22%
NYC Muni Water	1.63%	10/1/2018	6/15/2045	AAA	9,200	9,200,000

Money Market Securities 0.02%
NYC TFA	1.72%	10/1/2018	11/1/2022	AAA	800	800,000

Tax Revenue 0.05%
NYC TFA	1.67%	10/1/2018	8/1/2045	AAA	100	100,000
NYC TFA–Future Tax	1.73%	10/1/2018	11/1/2022	AAA	2,100	2,100,000
Total						2,200,000

Transportation 0.02%
Triborough Brdg & Tunl Auth	1.64%	10/1/2018	1/1/2032	Aa1	800	800,000

Utilities 0.32%
Appling Co Dev–GA Power	1.94%	10/1/2018	9/1/2041	A-	1,500	1,500,000
NYC Muni Water	1.68%	10/1/2018	6/15/2049	AA+	7,300	7,300,000
NYC Muni Water	1.73%	10/1/2018	8/1/2031	AAA	4,325	4,325,000
Total						13,125,000
Total Short-Term Investments (cost $26,525,000)						26,525,000
Total Investments in Securities 98.56% (cost $4,073,617,786)						4,102,872,892
Cash and Other Assets in Excess of Liabilities 1.44%						59,934,858
Net Assets 100.00%						$4,162,807,750

Note: See Footnotes to Schedule of Investments on page 144 of this report.

See Notes to Financial Statements.	63

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$306,683,770	$2,842,000	$309,525,770
Lease Obligations	–	253,581,528	247,520	253,829,048
Other Revenue	–	149,419,619	40	149,419,659
Special Tax	–	78,409,743	550,000	78,959,743
Remaining Industries	–	3,284,613,672	–	3,284,613,672
Short-Term Investments
Variable Rate Demand Notes	–	26,525,000	–	26,525,000
Total	$–	$4,099,233,332	$3,639,560	$4,102,872,892
Liabilities
Trust Certificates(4)	$–	$(1,250,000)	$–	$(1,250,000)
Total	$–	$(1,250,000)	$–	$(1,250,000)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$5,586,201
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(1,946,641)
Balance as of September 30, 2018	$3,639,560
Change in unrealized appreciation/depreciation for year ended September 30, 2018 related to Level 3 investments held at September 30, 2018	$–

64	See Notes to Financial Statements.

Schedule of Investments

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 100.33%

Corporate-Backed 4.18%
Courtland IDB–Intl Paper	6.25%	11/1/2033	Baa2	$770	$804,796
LA Env Facs–Westlake Chem	3.50%	11/1/2032	BBB	1,315	1,275,050
LA Env Facs–Westlake Chem	6.50%	11/1/2035	BBB	500	540,925
Love Field Arpt–Southwest Airlines	5.25%	11/1/2040	A3	330	347,319
National Fin Auth NH–Covanta†	4.625%	11/1/2042	B1	1,000	999,240
NY Energy RDA–NYSEGC	3.50%	10/1/2029	A-	800	793,504
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	500	520,270
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	100	117,956
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	100	102,411
Phenix City IDB–Meadwestvaco	3.625%	5/15/2030	BBB	1,300	1,282,359
Warren Co–Intl Paper	5.80%	5/1/2034	BBB	100	105,672
WI Pub Fin Auth–Celanese†	4.05%	11/1/2030	BBB-	500	503,235
Total					7,392,737

Education 5.98%
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2	325	358,436
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR	250	262,665
Chicago Brd Ed	5.00%	12/1/2044	B+	250	254,585
Chicago Brd Ed	5.00%	12/1/2046	B+	500	508,425
DE EDA–DE State Univ (AGM)	5.00%	10/1/2031	AA	410	454,940
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	100	102,527
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2033	A-	475	521,958
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2035	A-	250	272,990
FL HI Ed–Nova Southeastern Univ	6.375%	4/1/2031	A-	475	514,249
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+	775	826,630
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A-	175	192,768
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3	100	100,073
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3	500	500,315
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3	500	492,700
IL Fin Auth–Univ Chicago	4.00%	10/1/2049	Aa2	1,000	1,000,410
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2	500	554,475
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2	150	165,749
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2	100	110,105
NY Dorm–Cornell Univ	5.00%	7/1/2034	Aa1	250	255,508
NY Dorm–Pace Univ	5.00%	5/1/2029	BBB-	245	263,860
NY Dorm–Pace Univ	5.00%	5/1/2029	NR	10	11,237

See Notes to Financial Statements.	65

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
PA Hi Ed–St Josephs Univ	5.00%	11/1/2030	A-	$905	$948,693
Univ of CT	5.25%	11/15/2047	AA-	1,000	1,117,260
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1	715	791,205
Total					10,581,763

General Obligation 16.46%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	596,321
Beaverton Sch Dist	5.00%	6/15/2036	AA+	900	1,025,100
CA State GO	5.00%	8/1/2038	AA-	400	453,652
CA State GO	5.375%	11/1/2035	AA-	400	428,556
CA State GO	5.50%	3/1/2040	AA-	975	1,021,897
CA State GO	6.50%	4/1/2033	AA-	135	138,032
Chicago Brd Ed	5.00%	12/1/2042	B+	575	577,317
Chicago Brd Ed	6.50%	12/1/2046	B+	100	113,531
Chicago GO	5.00%	1/1/2034	BBB+	500	519,105
Chicago GO	5.00%	1/1/2034	BBB+	1,000	1,026,120
Chicago GO	5.25%	1/1/2027	BBB+	255	255,411
Chicago GO	5.50%	1/1/2035	BBB+	230	245,872
Chicago GO	5.50%	1/1/2037	BBB+	985	1,049,084
Chicago GO	5.625%	1/1/2030	BBB+	275	308,987
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,690,905
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,618,320
CT State GO	4.00%	6/15/2037	A1	200	199,730
CT State GO	5.00%	6/15/2032	A1	250	278,003
Delaware Co IDA–Covanta	5.00%	7/1/2043	BB-	500	504,625
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	500	489,650
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	225	234,794
IL State GO	4.00%	6/1/2034	BBB-	560	525,739
IL State GO	5.00%	11/1/2028	BBB-	1,500	1,581,660
IL State GO	5.00%	1/1/2033	BBB-	575	587,391
IL State GO	5.50%	7/1/2033	BBB-	450	479,295
IL State GO	6.00%	5/1/2026	BBB-	1,000	1,119,920
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA	500	551,755
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,052,270
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,032,096
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,011,100
Middletown CSD	5.25%	12/1/2040	AA	250	275,043
NYC GO	5.00%	8/1/2027	AA	575	640,286

66	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
PA State GO	4.00%	3/1/2038	Aa3		$1,000	$1,012,510
Philadelphia GO	5.25%	7/15/2031	A		600	662,730
Philadelphia Sch Dist	5.00%	9/1/2037	A2		400	434,236
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA		370	411,514
PR Comwlth GO(f)	4.75%	7/1/2018	NR		370	218,300
PR Comwlth GO(f)	5.50%	7/1/2027	Ca		1,040	603,200
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA		155	159,886
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2029	A2		465	490,752
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2031	A2		185	194,059
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	821,715
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	566,830
WI PFA–Boynton	5.00%	7/1/2044	NR		600	663,306
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		1,000	683,590
Yosemite CCD	5.00%	8/1/2029	Aa2		500	582,465
Total						29,136,660

Health Care 18.31%
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA		300	324,813
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA		345	374,115
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	535,008
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	AA-		615	630,682
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		745	808,481
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	537,050
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-		500	503,595
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+		250	250,623
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		750	805,792
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		375	404,711
CA Stwde–So Cal Presbyterian†	6.625%	11/15/2024	BBB+	(e)	110	115,037
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	300,619
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	BBB+		750	784,747
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	BBB+		165	165,487
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	675,738
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	560,540
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2021	NR		140	144,571
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		150	154,928
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(e)	15	15,149
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	NR		850	921,017
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	NR		500	539,950

See Notes to Financial Statements.	67

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA+		$530	$546,843
Fairview Health Services(d)	5.00%	11/15/2049	A+		600	658,308
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB	(e)	480	518,256
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	452,124
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2045	BB		500	501,160
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BB+		235	259,219
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	808,459
MA DFA–CareGroup	5.00%	7/1/2048	A-		1,000	1,078,330
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	AA-		770	790,459
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	A-		930	1,005,925
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	250	266,983
Mayo Clinic(d)	4.00%	11/15/2048	AA		1,550	1,568,445
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		1,000	1,097,800
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		1,000	1,069,330
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	482,349
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	649,611
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	428,856
Meadville Med Center	6.00%	6/1/2046	NR		160	169,547
Meadville Med Center	6.00%	6/1/2051	NR		185	195,438
Montgomery Co Hlth–Catholic Hlth	6.25%	11/15/2034	AA-		20	20,501
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,076,960
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,074,687
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2043	NR		400	426,672
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2048	NR		580	616,285
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		150	154,376
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,183,985
New Hope Ed Facs–Legacy Midtown Project	5.50%	7/1/2054	NR		250	244,998
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	150,850
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		175	175,417
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		95	94,498
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		90	89,144
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		100	111,940
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		100	111,062
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,081,690
OK DFA–OU Med	5.50%	8/15/2057	Baa3		800	883,280
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		150	163,049
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	269,220

68	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Rockville Eco Dev–Ingleside at King Farm	5.00%		11/1/2042	BB	(e)	$125	$133,845
Rockville Eco Dev–Ingleside at King Farm	5.00%		11/1/2047	BB	(e)	125	133,356
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		950	1,089,821
Westchester CO Hlth Care	6.00%		11/1/2030	Baa2		110	117,455
Westchester CO Hlth Care	6.125%		11/1/2037	Baa2		30	32,039
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%		2/1/2048	B1		840	870,248
Total							32,405,473

Housing 1.03%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2042	NR		300	342,333
CA Muni Fin–Caritas Affordable Hsg	5.25%		8/15/2039	BBB+		100	108,987
Fed Home Loan Mtg Corp	4.60%		12/15/2044	AA+		500	520,355
IL Fin Auth–CHF–UIC	5.00%		2/15/2047	BBB-		200	213,876
Phoenix IDA–ASU Std Hsg	5.00%		7/1/2042	Baa3		250	270,210
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-		350	360,574
Total							1,816,335

Lease Obligations 6.10%
CA Pub Wks–Various Cap Proj	5.00%		10/1/2028	A+		535	581,465
CA Pub Wks–Various Cap Proj	6.625%		11/1/2034	A+		25	25,010
Delano Earlimart Irrigation Dist COP	5.00%		2/1/2028	AA-		475	491,948
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA		1,155	1,287,155
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Baa3		250	260,402
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA		865	933,361
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		500	573,650
Los Angeles USD COP	5.00%		10/1/2025	A+		1,000	1,106,180
NJ EDA–Bldgs	5.00%		6/15/2036	BBB+		1,000	1,080,300
NJ EDA–Bldgs	5.00%		6/15/2047	BBB+		575	608,873
NJ EDA–Sch Facs	3.16% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		500	495,045
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(e)	300	318,450
NJ EDA–Sch Facs	5.50%		6/15/2031	BBB+		1,350	1,531,737
NJ Trans Trust Fund	Zero Coupon		12/15/2031	BBB+		1,660	928,421
NJ Trans Trust Fund	Zero Coupon		12/15/2037	BBB+		265	106,379
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA		300	340,077
PA COPS	5.00%		7/1/2043	A2		125	135,659
Total							10,804,112

Other Revenue 3.77%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-		235	248,545

See Notes to Financial Statements.	69

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BBB-	$155	$165,921
CA Sch Fin Auth–Green Dot Charter†,(d)	5.00%		8/1/2048	BBB-	250	268,108
Cleveland Arpt	5.00%		1/1/2030	A	555	591,558
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	BBB+	275	287,160
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	500	528,605
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB	435	465,820
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA	100	114,578
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA	100	114,119
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA	100	113,117
Houston HI Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB	100	104,272
Houston HI Ed–Cosmos Fndtn	5.00%		2/15/2042	BBB	625	645,287
Houston HI Ed–Cosmos Fndtn	6.875%		5/15/2041	BBB	125	139,961
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB	900	982,422
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa3	475	526,148
La Vernia Hi Ed–Life Schools of Dallas	7.25%		8/15/2031	BBB-	250	261,048
NYC Cultural–Whitney Museum	5.25%		7/1/2026	A+	500	531,765
Selma IDB–Intl Paper	5.80%		5/1/2034	BBB	150	158,508
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3	395	423,539
Total						6,670,481

Special Tax 3.26%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa3	250	263,542
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3	500	517,185
CT Spl Tax–Trans Infra	5.00%		1/1/2037	AA	700	766,654
Inland Valley Redev Agy	5.25%		9/1/2037	A-	1,500	1,657,200
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	3.81% (CPI Based	)#	3/1/2024	Baa1	500	500,500
Orange Co CFD	5.25%		8/15/2045	NR	500	547,245
PA COPS	4.00%		7/1/2046	A2	250	244,650
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	500	564,790
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A	660	715,031
Total						5,776,797

Tax Revenue 4.80%
Cook Co Sales Tax	4.00%		11/15/2034	AAA	750	768,428
Hudson Yards	5.75%		2/15/2047	AA-	355	382,392
Met Pier & Expo Auth–McCormick Place	5.50%		6/15/2053	BB+	265	285,691
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon		6/15/2046	AA	1,595	440,395

70	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Met Pier & Expo Auth–McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	$915	$981,182
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	275,428
NY UDC–PIT	5.00%	3/15/2033	AAA	750	825,877
NYC TFA–Future Tax	4.00%	5/1/2037	AAA	300	308,784
NYC TFA–Future Tax	4.00%	8/1/2042	Aa1	1,000	1,018,600
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,099,880
PR Corp Sales Tax(f)	5.25%	8/1/2027	Ca	575	283,188
PR Corp Sales Tax(f)	5.75%	8/1/2037	Ca	220	108,350
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A	275	296,274
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A	530	586,434
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	562,193
Yorba Linda Redev Agy	6.50%	9/1/2032	NR	250	282,445
Total					8,505,541

Tobacco 5.14%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	2,000	166,700
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	1,000	42,960
Buckeye Tobacco	5.125%	6/1/2024	B-	480	475,949
Buckeye Tobacco	5.75%	6/1/2034	B-	1,000	1,000,000
Golden St Tobacco	5.00%	6/1/2030	A+	500	550,750
Golden St Tobacco	5.00%	6/1/2047	NR	1,000	1,024,460
Golden St Tobacco	5.00%	6/1/2047	NR	625	640,287
MI Tob Settlement	5.125%	6/1/2022	B-	635	634,219
PA Tob Settlement	5.00%	6/1/2035	A1	1,245	1,383,992
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	350	395,294
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	205	207,044
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	585	618,017
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	425	467,211
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	660	659,987
TSASC	5.00%	6/1/2035	A-	250	272,535
TSASC	5.00%	6/1/2036	A-	50	54,353
TSASC	5.00%	6/1/2048	NR	500	507,340
Total					9,101,098

Transportation 15.05%
AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	828,877
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	674,484

See Notes to Financial Statements.	71

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	$1,000	$1,117,490
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,297,356
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,069,610
Charlotte Arpt	5.00%	7/1/2033	AA-	575	617,038
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,070,909
Delaware River Port Auth	5.00%	1/1/2029	A	470	523,514
Delaware River Port Auth	5.00%	1/1/2034	A	800	884,064
DFW Arpt	5.00%	11/1/2028	A+	750	827,617
DFW Arpt	5.00%	11/1/2030	A+	850	934,158
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA	500	534,760
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-	500	274,185
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-	875	989,030
Hampton Roads Trans Commn	5.50%	7/1/2057	NR	1,500	1,757,160
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	504,655
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	743,761
Met DC Arpt	5.00%	10/1/2035	AA-	255	268,161
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	A-	500	556,545
Miami Dade Co Aviation–MIA	5.00%	10/1/2034	A	400	443,844
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A+	160	179,643
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A+	515	576,481
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	641,959
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	350	391,566
NJ Trans Trust Fund	5.75%	12/15/2031	BBB+	350	352,713
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	805	869,601
North TX Twy Auth	5.00%	1/1/2031	A	250	274,863
PA Tpk Commn	5.00%	12/1/2039	A+	750	819,682
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	394,646
PR Hwy & Trans Auth(f)	4.00%	7/1/2017	CC	240	58,200
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	508,299
Sacramento Co Arpt	5.00%	7/1/2041	A	1,000	1,118,230
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	517,919
San Diego Arpt	5.00%	7/1/2040	A	945	990,247
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	1,250	1,346,875
San Jose Arpt	5.00%	3/1/2047	A	750	838,312
Wayne Co Arpt	5.00%	12/1/2047	NR	315	348,113
WV Parkways Auth	4.00%	6/1/2047	AA-	500	504,375
Total					26,648,942

72	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 16.25%
Baltimore Wastewater	5.00%		7/1/2039	AA-	$500	$552,660
Burke Co Dev–Oglethorpe Power	3.00%	#(c)	11/1/2045	A-	1,000	990,350
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	500	573,500
Central Plains–Goldman Sachs	5.00%		9/1/2032	A3	525	567,724
Central Plains–Goldman Sachs	5.00%		9/1/2042	BBB+	750	867,285
Chicago Water	5.00%		11/1/2039	A	855	907,352
Detroit Sewer	5.00%		7/1/2034	A	385	418,214
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	400	446,680
Gainesville Utility	5.25%		10/1/2034	AA-	150	158,771
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB-	350	301,070
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA	1,000	740,250
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	1,340	1,474,027
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	A-	1,000	1,084,170
Long Beach Nat Gas–ML	5.50%		11/15/2037	A-	1,395	1,754,547
Los Angeles USD	5.00%		7/1/2023	Aa2	500	568,325
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A	320	349,117
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%		6/1/2035	A1	555	577,733
Norfolk Water	5.25%		11/1/2028	AA+	1,500	1,767,195
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A	240	254,182
NY Env Facs–Clean Wtr & Drinking	5.125%		6/15/2038	AAA	520	530,681
NYC Muni Water	5.00%		6/15/2036	AA+	500	555,360
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	500	561,645
Paducah Electric (AGM)	5.00%		10/1/2034	AA	1,000	1,094,360
Philadelphia Gas Works	5.00%		8/1/2029	A	250	280,662
Philadelphia Water & Wastewater	5.00%		7/1/2028	A+	280	317,621
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+	450	507,739
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca	240	225,900
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca	250	237,813
PR Elec Pwr Auth(f)	5.00%		7/1/2028	Ca	270	177,525
PR Elec Pwr Auth(f)	5.25%		7/1/2028	Ca	880	578,600
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA	280	280,162
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	BBB+	200	232,054
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	BBB+	2,340	2,716,155
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3	1,180	1,379,939
Texas Water Dev Brd(d)	4.00%		10/15/2037	AAA	1,410	1,458,250
Trimble Env Facs–Louisville Gas & Elec	3.75%		6/1/2033	A1	1,250	1,242,975
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2025	A3	950	1,033,467

See Notes to Financial Statements.	73

Schedule of Investments (concluded)

AMT FREE MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2028	A3	$925	$998,260
Total					28,762,320
Total Investments in Municipal Bonds 100.33% (cost $174,634,445)					177,602,259
Liabilities in Excess of Cash and Other Assets (0.33%)					(585,615)
Net Assets 100.00%					$177,016,644

Note: See Footnotes to Schedule of Investments on page 144 of this report.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$177,602,259	$–	$177,602,259
Total	$–	$177,602,259	$–	$177,602,259

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

74	See Notes to Financial Statements.

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 100.13%

Corporate-Backed 6.10%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,023,525
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,672,618
Chandler AZ IDR–Intel Corp AMT	2.70%	#(c)	12/1/2037	A+	7,250	7,217,085
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,284,465
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,068,740
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	2,400	2,679,144
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	3,000	3,196,260
IL Fin Auth–Leafs Hockey Club(f)	6.00%		3/1/2037	NR	1,550	372,000
IL State GO	5.00%		12/1/2036	Baa3	6,700	6,948,905
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	11,800	11,441,516
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	2,977,769
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,504,747
MD EDC–Chesapeake Bay Hyatt(f)	5.00%		12/1/2016	NR	855	563,231
National Fin Auth NH–Covanta AMT†	4.875%		11/1/2042	B1	5,000	5,009,100
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	5,000	5,003,850
NJ EDA–Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,793,534
NJ EDA–Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,663,800
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	6,255	6,405,808
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,980	6,339,637
OH Air Quality–Pratt Paper AMT†	4.50%		1/15/2048	NR	2,000	2,044,080
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	5,100	5,881,218
PA Econ Dev–US Airways	7.50%		5/1/2020	BB-	1,500	1,604,595
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	1,475	1,585,817
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	1,750	1,726,253
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	6,989,971
Rockdale Co Dev Auth–Pratt Paper AMT†	4.00%		1/1/2038	NR	800	794,648
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,476,441
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,230	3,375,964
Syracuse IDA–Carousel Ctr AMT	5.00%		1/1/2034	Baa1	7,500	8,020,950
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B	210	215,061
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,321,320
West Pace Coop Dist(f)	9.125%		5/1/2039	NR	4,900	2,842,000	(i)
Total						121,044,052

See Notes to Financial Statements.	75

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education 4.63%
Build NYC Res Corp–NY Law	4.00%	7/1/2045	BBB-		$2,445	$2,266,588
CA Ed Facs–Stanford Univ	5.00%	5/1/2045	AAA		5,505	6,948,246
CA Fin Auth–Emerson Clg	6.00%	1/1/2042	BBB+		1,875	2,115,919
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR		1,250	1,313,325
Chicago Brd Ed	5.00%	12/1/2044	B+		1,500	1,527,510
Chicago Brd Ed	5.00%	12/1/2046	B+		3,000	3,050,550
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,393,917
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,316,160
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		825	845,848
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2033	A-		1,000	1,098,860
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2035	A-		1,250	1,364,950
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,177,060
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,050,903
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,901,387
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,724,450
IL Fin Auth–IL Inst of Tech	6.25%	2/1/2019	Baa3		590	596,868
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,007,240
IL Fin Auth–Univ Chicago	4.00%	10/1/2049	Aa2		5,000	5,002,050
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2		2,000	2,217,900
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2		1,100	1,215,489
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2		900	990,945
NY Dorm–Barnard Clg	5.00%	7/1/2035	A1		2,400	2,681,784
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,469,000
NY Dorm–NYU	5.00%	7/1/2030	Aa2		2,155	2,389,572
NY Dorm–NYU	5.00%	7/1/2031	Aa2		4,215	4,667,859
NY Dorm–SUNY	5.00%	7/1/2035	Aa2		2,100	2,245,992
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(e)	5,000	5,327,250
NY Dorm–Touro Clg	5.50%	1/1/2039	BBB-	(e)	2,450	2,669,667
NYC IDA–Yankee Stadium (AG)	Zero Coupon	3/1/2030	AA		8,000	5,377,840
Univ of CT	5.25%	11/15/2047	AA-		7,000	7,820,820
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1		6,340	7,015,717
Total						91,791,666

Financial Services 0.37%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	4,906,450
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2031	Aaa		2,500	2,479,375
Total						7,385,825

76	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 17.65%
Atlantic City GO (BAM)	5.00%	3/1/2032	AA	$300	$333,468
Beaverton Sch Dist	5.00%	6/15/2036	AA+	7,100	8,086,900
Bellwood GO	6.15%	12/1/2032	A	2,765	3,108,026
CA State GO	4.00%	9/1/2037	AA-	5,000	5,270,450
CA State GO	5.00%	2/1/2033	AA-	10,000	10,857,200
CA State GO	5.00%	8/1/2038	AA-	3,300	3,742,629
CA State GO	5.25%	9/1/2024	AA-	5,000	5,487,450
CA State GO	5.25%	8/1/2032	AA-	7,500	8,695,500
CA State GO	5.50%	3/1/2040	AA-	9,250	9,694,925
CA State GO	5.60%	3/1/2036	AA-	7,330	7,705,369
CA State GO	6.50%	4/1/2033	AA-	6,145	6,283,017
Chicago Brd Ed	5.00%	12/1/2029	B+	2,000	2,090,700
Chicago Brd Ed	5.00%	12/1/2030	B+	2,070	2,158,700
Chicago Brd Ed	5.00%	12/1/2031	B+	1,000	1,039,540
Chicago Brd Ed	6.50%	12/1/2046	B+	1,000	1,135,310
Chicago Brd Ed†	7.00%	12/1/2046	B+	1,200	1,431,120
Chicago GO	5.00%	1/1/2026	BBB+	4,950	5,365,354
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,403,999
Chicago GO	5.00%	1/1/2034	BBB+	3,150	3,232,278
Chicago GO	5.00%	1/1/2034	BBB+	5,000	5,191,050
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,066,400
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,571,072
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,065,060
Chicago GO	5.50%	1/1/2042	BBB+	250	265,280
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,305,600
Chicago GO	6.00%	1/1/2038	BBB+	17,830	20,099,224
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,047,937
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,116,410
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,393,810
Cook Co GO	5.00%	11/15/2034	AA-	500	551,845
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,100,730
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,902,900
CT State GO	5.00%	6/15/2033	A1	1,250	1,384,625
CT State GO	5.00%	6/15/2038	A1	1,000	1,085,570
CT State GO	4.00%	4/15/2037	A1	2,000	1,999,980
CT State GO	4.00%	6/15/2037	A1	775	773,954
CT State GO(b)	5.00%	12/1/2022	AA	10,000	10,549,750

See Notes to Financial Statements.	77

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
CT State GO(b)	5.00%	12/1/2023	AA	$10,000	$10,549,750
CT State GO	5.00%	6/15/2032	A1	1,000	1,112,010
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,027,520
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	6,500	6,365,450
HI State GO(b)	5.00%	8/15/2030	AA	10,000	10,865,900
IL State GO	4.00%	6/1/2034	BBB-	2,250	2,112,345
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,107,820
IL State GO	5.00%	11/1/2028	BBB-	7,795	8,219,360
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,663,540
IL State GO	5.00%	1/1/2033	BBB-	3,500	3,575,425
IL State GO	5.00%	1/1/2035	BBB-	6,200	6,401,066
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,660,514
IL State GO	5.50%	7/1/2033	BBB-	9,020	9,607,202
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,636,196
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,708,900
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,670,916
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,475,383
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,786,580
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,660	4,782,138
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,151,113
NYC GO	5.00%	8/1/2027	AA	6,000	6,681,240
PA State GO	4.00%	9/15/2030	Aa3	10,000	10,500,300
PA State GO	4.00%	3/1/2037	Aa3	4,215	4,277,761
PA State GO	4.00%	3/1/2038	Aa3	4,500	4,556,295
Philadelphia GO	5.00%	8/1/2036	A	8,400	9,282,420
Philadelphia GO	5.00%	8/1/2037	A	3,150	3,465,914
Philadelphia GO	5.25%	7/15/2031	A	1,400	1,546,370
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,305,970
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,099,940
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	868,472
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,083,460
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,225,312
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,215	1,351,323
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,293,481
PR Comwlth GO(f)	5.50%	7/1/2039	Ca	3,000	1,740,000
San Francisco Arpt AMT	5.25%	5/1/2042	A+	4,000	4,518,040
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA	5,000	5,691,550

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA		$5,000	$5,538,450
Union Co Util Auth–Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,243,200
WI PFA–Boynton	5.00%		7/1/2044	NR		5,400	5,969,754
Total							350,311,512

Health Care 15.32%
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		2,160	2,076,084
Alleghany Co Hsp–Allegheny Hlth	4.00%		4/1/2044	A		7,500	7,312,500
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,593,391
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,126,210
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,100	2,181,585
CA Hlth–Sutter Hlth	4.00%		11/15/2042	AA-		2,000	2,033,600
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		4,500	4,883,445
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2047	A-		2,500	2,721,700
CA Statewide–Beverly	5.00%		2/1/2045	BBB-		5,000	5,345,300
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,375	1,476,887
CA Stwde–Huntington Memorial Hosp	4.00%		7/1/2048	A-		4,000	4,028,760
CA Stwde–John Muir Hlth	4.00%		12/1/2057	A+		2,250	2,255,602
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		6,875	7,386,431
CA Stwde–Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		6,750	7,284,802
Cass Co–Essentia Hlth Rmkt (AG)	5.125%		2/15/2037	AA		5,000	5,173,400
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	BBB+	(e)	100	100,831
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2052	NR		8,075	8,749,666
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2057	NR		4,750	5,129,525
Denver Hlth & Hsp Auth	2.655% (3 Mo. LIBOR * .67 + 1.10%	)#	12/1/2033	BBB		4,745	4,531,855
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	741,090
Fairview Health Services(d)	5.00%		11/15/2049	A+		5,400	5,924,772
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		1,510	1,596,855
Franklin Co Hlth–OPRS Cmntys	6.125%		7/1/2040	BBB	(e)	4,400	4,750,680
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		4,825	5,453,746
Greenville Hlth Sys	5.00%		5/1/2034	A1		3,970	4,332,461
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2045	BB		1,500	1,503,480
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%		1/1/2026	AA+		2,500	2,578,975
IN Fin Auth–Major Hsp	5.00%		10/1/2029	Baa2		1,500	1,613,010
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		595	637,638
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		3,820	4,172,357
LA PFA–Ochsner Clinic	6.25%		5/15/2031	A3		8,090	8,941,068

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(e)	$1,350	$1,407,172
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,097,258
MA DFA–CareGroup	5.00%	7/1/2048	A-		4,000	4,313,320
MA DFA–Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,030,550
Martin Hsp Dist	7.25%	4/1/2036	BBB	(e)	3,000	3,203,790
Mayo Clinic(d)	4.00%	11/15/2048	AA		13,950	14,116,005
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		9,000	9,880,200
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		4,275	4,571,386
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,424,452
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,410,875
MD Hlth & HI Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,129,177
ME Hlth & HI Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,267,676
Meadville Med Center	6.00%	6/1/2046	NR		790	837,139
Meadville Med Center	6.00%	6/1/2051	NR		930	982,471
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB+	(e)	1,000	1,028,500
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(e)	3,150	3,391,353
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(e)	1,300	1,394,965
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,769,360
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2043	Baa2		3,600	3,840,048
MT St Fac Fin Auth–Kalispell Med Ctr	5.00%	7/1/2048	Baa2		5,180	5,504,061
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,572,925
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,095,410
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	633,111
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,761,248
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		1,650	1,653,927
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		650	646,568
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		900	891,441
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		900	1,007,460
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		500	557,500
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		900	999,558
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,435,382
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,086,290
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,391,806
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,492,424
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,837,795
OK DFA–OU Med	5.50%	8/15/2052	Baa3		2,700	2,992,572
OK DFA–OU Med	5.50%	8/15/2057	Baa3		3,600	3,974,760

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Palomar Hlth	5.00%	11/1/2036	BBB		$4,025	$4,343,699
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,182,115
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		850	923,942
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2033	BBB-		2,950	3,195,204
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,210,977
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB	(e)	750	803,070
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB	(e)	675	720,124
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,516,395
Tempe IDA–ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,254,132
UCal Med Ctr	5.25%	5/15/2038	AA-		660	735,346
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,489,750
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	4,975,605
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,314,040
Ward Co Hlth Facs–Trinity Hlth	5.00%	6/1/2048	BBB-		2,110	2,253,206
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,444,371
WI PFA–MD Proton†	6.125%	1/1/2033	NR		1,500	1,532,205
WI PFA–MD Proton†	6.375%	1/1/2048	NR		1,000	1,021,930
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	1,800,360
Total						303,984,112

Housing 1.10%
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	599,429
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,505,288
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,203,550
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,042,980
IL Fin Auth–CHF–UIC	5.00%	2/15/2047	BBB-		900	962,442
IL Fin Auth–CHF–UIC	5.00%	2/15/2050	BBB-		1,500	1,598,310
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	CCC+		1,345	1,289,707	(i)
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,303,387
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000	1,087,580
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,038,340
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,184,741
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,027,040
Total						21,842,794

Lease Obligations 6.46%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		5,600	6,108,816
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,237,120

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations (continued)
CA Pub Wks–Various Cap Proj	5.125%		10/1/2031	A+		$2,500	$2,713,250
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA		5,275	5,878,566
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2028	AA		7,000	7,554,610
Houston Co Coop Dist–Country Crossing(f)	12.50%		6/7/2013	NR		1,768	247,520	(i)
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,500	3,789,800
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB+		6,500	6,928,545
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB+		3,000	3,181,620
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB+		3,145	3,325,554
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		4,500	5,162,850
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2026	A1		5,000	5,682,000
NJ Ed Facs–Higher Ed	4.00%		9/1/2029	BBB+		5,445	5,490,575
NJ EDA–Bldgs	5.00%		6/15/2047	BBB+		5,475	5,797,532
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-		7,500	8,182,350
NJ EDA–Sch Facs	3.16% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		4,625	4,579,166
NJ EDA–Sch Facs	5.00%		3/1/2028	BBB+		3,845	4,090,196
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(e)	4,500	4,776,750
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		4,425	4,843,738
NJ Trans Trust Fund	5.00%		6/15/2030	A+		3,000	3,307,770
NJ Trans Trust Fund	5.00%		6/15/2031	A+		2,400	2,634,312
NJ Trans Trust Fund	5.00%		6/15/2042	BBB+		2,215	2,288,095
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA		10,000	10,935,300
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA		6,000	6,558,900
PA COPS	5.00%		7/1/2043	A2		1,175	1,275,192
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	Aa3		3,150	3,616,452
Total							128,186,579

Other Revenue 5.73%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-		8,165	8,635,631
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BBB-		5,750	6,155,145
Baker Correctional Dev	8.50%		2/1/2030	NR		3,400	2,825,264
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	BBB-		2,340	2,595,785
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,758,725
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	8,722,404
CA Sch Fin Auth–Green Dot Charter†(d)	5.00%		8/1/2048	Baa3		1,400	1,501,402
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,204,700
Cleveland Arpt	5.00%		1/1/2030	A		2,000	2,131,740
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB+		1,000	1,101,110
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,500	1,606,275

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		$1,000	$1,168,400
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,168,400
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,105,670
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB	(e)	5,500	5,967,280
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA		900	1,031,202
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA		900	1,027,071
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA		900	1,018,053
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa2		3,250	3,257,215
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,567,058
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B		1,250	1,259,762
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa3		6,645	7,360,534
Long Beach Nat Gas–ML	3.00% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A-		9,000	9,062,910
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3		5,000	5,845,350
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	11,828,300
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR		2,250	1,751,985
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.125%		1/1/2025	NR		1,250	13,125
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.25%		1/1/2037	NR		1,700	17,850
NJ EDA–Team Academy	6.00%		10/1/2043	BBB		3,500	3,801,035
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3		7,000	7,000,070
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3		3,995	4,283,639
Total							113,773,090

Special Tax 3.20%
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba1		1,845	1,991,733
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3		4,300	4,447,791
Aurora TIF–East River	6.75%		12/30/2027	NR		700	703,850
CT Spl Tax–Trans Infra	5.00%		8/1/2034	AA		3,600	3,918,528
CT Spl Tax–Trans Infra	5.00%		1/1/2037	AA		6,300	6,899,886
CT Spl Tax–Trans Infra	5.00%		1/1/2038	AA		4,500	4,913,820
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR		4,545	2,181,600
Gramercy Farms Cmnty Dev Dist(f)	5.25%		5/1/2039	NR		1,340	13
Houston Co Coop Dist–Country Crossing(f)	10.00%		5/1/2039	NR		5,000	550,000	(i)
Inland Valley Redev Agy	5.25%		9/1/2037	A-		3,375	3,728,700
Irvine CFD–Great Park	5.00%		9/1/2044	NR		500	536,700
Millsboro Spl Oblig–Plantation Lakes	5.45%		7/1/2036	NR		1,936	1,721,685
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2		2,325	2,680,190

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Special Tax (continued)
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	3.81% (CPI Based	)#	3/1/2024	Baa1		$4,500	$4,504,500
PA COPS	4.00%		7/1/2046	A2		2,375	2,324,175
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA		1,000	1,129,580
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA		1,400	1,575,700
Riverside RDA–Housing~	Zero Coupon		10/1/2041	A		11,195	13,190,733
San Francisco Redev–Mission Bay South	7.00%		8/1/2033	BBB+		1,000	1,119,350
San Francisco Redev–Mission Bay South	7.00%		8/1/2041	BBB+		1,400	1,567,090
Sparks Tourism Impt Dist†	6.50%		6/15/2020	Ba3		625	625,537
Sparks Tourism Impt Dist†	6.75%		6/15/2028	Ba3		2,500	2,502,000
Stone Canyon CID(f)	5.70%		4/1/2022	NR		1,000	280,000
Stone Canyon CID(f)	5.75%		4/1/2027	NR		1,300	364,000
Total							63,457,161

Tax Revenue 4.19%
Casino Reinv Dev Auth	5.25%		11/1/2039	BBB+		3,300	3,520,605
Casino Reinv Dev Auth	5.25%		11/1/2044	BBB+		1,950	2,074,936
Chicago Brd Ed–CIT	5.00%		4/1/2042	A	(e)	1,800	1,924,578
Chicago Brd Ed–CIT	5.00%		4/1/2046	A	(e)	2,050	2,185,792
Cook Co Sales Tax	4.00%		11/15/2034	AAA		3,000	3,073,710
MA Sch Bldg Auth–Sales Tax(b)	5.00%		2/1/2028	AA+		20,000	21,550,000
Met Pier & Expo Auth–McCormick Place	5.50%		6/15/2053	BB+		4,150	4,474,032
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon		6/15/2045	AA		3,145	912,019
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2030	Baa2		10,000	5,830,600
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2036	Baa2		20,000	8,464,400
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2037	Baa2		15,000	5,987,700
NJ EDA–Cigarette Tax	5.00%		6/15/2023	BBB+		2,065	2,215,373
NJ EDA–Cigarette Tax	5.00%		6/15/2025	BBB+		1,000	1,066,660
NY Conv Ctr Dev Corp	5.00%		11/15/2040	Aa3		2,500	2,754,275
NYC TFA–Future Tax	4.00%		5/1/2037	AAA		2,700	2,779,056
PR Corp Sales Tax(f)	5.00%		8/1/2043	Ca		5,130	2,526,525
PR Corp Sales Tax(f)	5.50%		8/1/2040	Ca		5,580	2,748,150
PR Corp Sales Tax(f)	6.125%		8/1/2029	Ca		2,000	985,000
San Jose Spl Tax–Conv Ctr	6.125%		5/1/2031	A		4,190	4,596,975
Yorba Linda Redev Agy	6.00%		9/1/2026	NR		1,145	1,277,442

84	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tax Revenue (continued)
Yorba Linda Redev Agy	6.50%	9/1/2032	NR		$2,000	$2,259,560
Total						83,207,388

Tobacco 4.30%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR		18,000	1,500,300
Buckeye Tobacco	5.125%	6/1/2024	B-		9,560	9,479,314
Buckeye Tobacco	5.75%	6/1/2034	B-		2,835	2,835,000
Buckeye Tobacco	5.875%	6/1/2047	B-		5,000	5,000,000
Golden St Tobacco	5.00%	6/1/2029	BBB		2,500	2,821,900
Golden St Tobacco	5.00%	6/1/2047	NR		4,375	4,482,013
Golden St Tobacco	5.00%	6/1/2047	NR		7,130	7,304,400
Golden St Tobacco	5.25%	6/1/2047	NR		4,375	4,539,762
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA		15,000	15,035,250
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,325	3,755,288
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR		5,625	6,181,031
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR		5,895	5,841,179
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,126,980
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		3,175	3,354,197
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		1,975	2,171,157
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,195	3,194,936
TSASC	5.00%	6/1/2035	A-		1,140	1,242,760
TSASC	5.00%	6/1/2036	A-		570	619,624
TSASC	5.00%	6/1/2048	NR		3,700	3,754,316
Total						85,239,407

Transportation 18.55%
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,213,560
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,207,100
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-		1,000	1,117,490
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-		4,000	4,451,280
CA Muni Fin Auth–LINXS AMT	4.00%	12/31/2047	BBB+	(e)	10,250	10,110,190
Central TX Mobility Auth	5.00%	1/1/2045	BBB+		4,500	4,891,005
Central TX Mobility Auth	6.00%	1/1/2041	BBB+		10,000	10,830,600
Central TX Tpk	5.00%	8/15/2033	BBB+		4,550	4,919,141
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	297,478
Chicago O’Hare Arpt–TRIPS AMT	5.00%	7/1/2048	BBB		2,500	2,689,550
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	987,291
Delaware River Port Auth	5.00%	1/1/2034	A		7,200	7,956,576

See Notes to Financial Statements.	85

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Denver City & Co Arpt	4.00%	12/1/2043	A		$5,000	$5,028,900
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A		4,200	2,480,814
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A		7,720	3,296,363
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,675,381
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,084,850
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		1,000	1,080,290
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	2,467,665
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		9,000	10,386,360
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		8,000	9,215,360
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1		7,500	7,229,775
Hampton Roads Trans Commn	5.50%	7/1/2057	NR		6,000	7,028,640
HI Arpt	5.00%	7/1/2034	AA-		3,000	3,143,100
HI Arpt Sys AMT	5.00%	7/1/2048	AA-		5,000	5,510,350
HI Arpts AMT	5.00%	7/1/2041	AA-		5,000	5,469,000
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB		4,000	4,264,800
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB		2,500	2,707,575
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	3,953,354
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA		4,000	4,371,400
MA Port Auth AMT	4.00%	7/1/2046	AA		5,465	5,490,084
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,635,975
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,594,786
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,617,543
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,187,260
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,028,225
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	A-		550	610,924
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,283,122
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A		4,435	4,959,838
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A		2,500	2,787,100
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(e)	5,900	6,750,426
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,209,140
MTA NY	4.00%	11/15/2046	A1		4,000	4,015,720
MTA NY	5.00%	11/15/2030	A1		5,095	5,538,469
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,118,760
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,051,840
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,102,800
NJ Tpk Auth	4.00%	1/1/2043	NR		5,555	5,666,767
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		4,500	4,861,125

86	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
North TX Twy Auth	5.00%	1/1/2040	A+	$4,350	$4,670,943
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	3,100	3,084,562
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	5,000	5,517,200
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	2,700	2,968,164
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	2,250	2,455,065
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	5,150	5,433,404
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	14,210	15,143,171
PA Tpk Commn	4.00%	12/1/2038	A3	3,425	3,378,146
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	9,999,000
Philadelphia Airport AMT	5.00%	7/1/2042	A	4,440	4,833,118
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	3,749,137
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,013,150
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,477,793
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,159,180
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,239,440
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,269,340
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,449,808
Sacramento Co Arpt	5.00%	7/1/2041	A	7,000	7,827,610
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,099,678
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,344,050
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,722,820
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	A-	10,000	10,775,000
San Jose Arpt AMT	5.00%	3/1/2047	A	2,800	3,071,656
San Jose Arpt AMT	6.25%	3/1/2034	A	5,000	5,483,300
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,461,850
South Jersey Port Corp AMT	5.00%	1/1/2042	Baa1	1,500	1,607,715
St Louis Arpt–Lambert Intl Arpt	6.25%	7/1/2029	A2	3,020	3,110,721
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,609,287
VA Small Bus Fing–95 Express Lanes AMT	5.00%	1/1/2040	BBB	4,880	5,122,487
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,526,817
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,350,183
VA Small Bus Fing–I-66 AMT	5.00%	12/31/2052	Baa3	7,250	7,741,477
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,842,171
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,308,552
Wayne Co Arpt AMT	5.00%	12/1/2047	A2	1,000	1,086,430
WV Parkways Auth	4.00%	6/1/2047	AA-	4,500	4,539,375
Total					368,046,942

See Notes to Financial Statements.	87

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 12.53%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	$1,500	$1,689,870
Baltimore Wastewater	5.00%		7/1/2039	AA-	4,250	4,697,610
Baltimore Water	5.00%		7/1/2032	AA-	2,435	2,716,316
Baltimore Water	5.00%		7/1/2046	AA-	10,000	11,134,200
Burke Co Dev–Oglethorpe Power	3.00%	#(c)	11/1/2045	A-	5,000	4,951,750
Central Plains–Goldman Sachs	5.00%		9/1/2032	A3	5,000	5,406,900
Central Plains–Goldman Sachs	5.00%		9/1/2042	BBB+	11,040	12,766,435
Central Plains–Goldman Sachs	5.25%		9/1/2037	A3	9,025	9,842,575
Chicago Wastewater	5.00%		1/1/2047	A	1,325	1,405,746
Chicago Water	5.00%		11/1/2029	A	4,560	5,095,572
Chicago Water	5.00%		11/1/2036	A	1,775	1,940,075
Chicago Water	5.00%		11/1/2039	A	2,600	2,759,198
Chicago Water (AGM)	5.00%		11/1/2036	AA	3,000	3,298,380
Chicago Water (AGM)	5.00%		11/1/2037	AA	2,500	2,740,575
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,180,123
CO Public Auth–ML	6.50%		11/15/2038	A-	4,270	5,742,723
Compton Water	6.00%		8/1/2039	NR	5,500	5,609,450
DE EDA–NRG Energy	5.375%		10/1/2045	Baa3	9,000	9,386,100
Detroit Sewer	5.00%		7/1/2034	A	1,595	1,732,601
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	3,600	4,020,120
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	2,000	2,340,680
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875	3,380,910
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	2,215	2,436,544
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	A-	5,000	5,438,700
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	A-	4,000	4,336,680
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-	4,735	5,065,456
Long Beach Nat Gas–ML	5.50%		11/15/2037	A-	5,825	7,326,335
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	10,476,313
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A	2,625	2,863,849
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1	3,500	3,561,950
New Orleans Water	5.00%		12/1/2034	A-	1,000	1,099,340
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A	5,000	5,295,450
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	3,500	3,931,515
Paducah Electric (AGM)	5.00%		10/1/2033	AA	1,000	1,097,990
Paducah Electric (AGM)	5.00%		10/1/2035	AA	1,000	1,090,730
Philadelphia Gas Works	5.00%		8/1/2029	A	1,750	1,964,638
Philadelphia Gas Works	5.00%		8/1/2030	A	1,500	1,680,045

88	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Utilities (continued)
Philadelphia Water & Wastewater	5.00%		7/1/2028	A+		$2,520	$2,858,587
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,779,407
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		5,550	6,262,120
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A-		5,040	5,238,324
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Ca		3,000	2,823,750
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Ca		2,750	2,615,937
PR Elec Pwr Auth(f)	2.266% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	Ca		4,000	2,460,000
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	BBB+		3,145	3,649,049
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	BBB+		11,705	13,586,579
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	BBB+		3,685	4,258,570
Southern CA Pub Pwr Auth–Goldman Sachs	3.04% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A3		3,000	2,825,010
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(e)	3,000	3,399,570
Texas Water Dev Brd(d)	4.00%		10/15/2037	AAA		6,350	6,567,297
Trimble Env Facs–Louisville Gas & Elec	3.75%		6/1/2033	A1		11,250	11,186,775
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,520	3,798,784
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,965	10,725,628
Total							248,538,831
Total Municipal Bonds (cost $1,947,454,740)							1,986,809,359

See Notes to Financial Statements.	89

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 0.03%

Variable Rate Demand Notes 0.03%

Utilities
Appling Co Dev–GA Power (cost $500,000)	1.94%	10/1/2018	9/1/2041	A-	$500	$500,000
Total Investments in Securities 100.16% (cost $1,947,954,740)						1,987,309,359
Liabilities in Excess of Cash and Other Assets(h) (0.16%)						(3,148,109)
Net Assets 100.00%						$1,984,161,250

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2018	100	Short	$(14,159,853)	$(14,050,000)	$109,853

Note: See Footnotes to Schedule of Investments on page 144 of this report

90	See Notes to Financial Statements.

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$118,202,052	$2,842,000	$121,044,052
Housing	–	20,553,087	1,289,707	21,842,794
Lease Obligations	–	127,939,059	247,520	128,186,579
Special Tax	–	62,907,161	550,000	63,457,161
Remaining Industries	–	1,652,278,773	–	1,652,278,773
Short-Term Investments
Variable Rate Demand Notes	–	500,000	–	500,000
Total	$–	$1,982,380,132	$4,929,227	$1,987,309,359

Liabilities
Trust Certificates(4)	$–	$(26,250,000)	$–	$(26,250,000)
Total	$–	$(26,250,000)	$–	$(26,250,000)

Other Financial Instruments
Futures Contracts
Assets	$109,853	$–	$–	$109,853
Liabilities	–	–	–	–
Total	$109,853	$–	$–	$109,853

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$17,719,035
Accrued Discounts (Premiums)	108
Realized Gain (Loss)	90
Change in Unrealized Appreciation (Depreciation)	(116,248)
Purchases	–
Sales	(20,000)
Transfers into Level 3	1,425,756
Transfers out of Level 3	(14,079,514)
Balance as of September 30, 2018	$4,929,227
Change in unrealized appreciation/depreciation for year ended September 30, 2018, related to Level 3 investments held at September 30, 2018	$(116,248)

See Notes to Financial Statements.	91

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.79%

Corporate-Backed 11.17%
Allegheny Co IDA–US Steel	6.875%		5/1/2030	B	$6,050	$6,129,436
Arista Met District	5.125%		12/1/2048	NR	3,500	3,549,875
Beauregard Parish–Office Max	6.80%		2/1/2027	B3	5,000	5,015,150
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,541,727
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,281,340
Cleveland Arpt–Continental Airlines AMT	5.375%		9/15/2027	BB	15,240	15,284,196
Downtown Doral CDD†	4.75%		12/15/2038	NR	625	613,019
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500	1,497,570
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa3	3,480	3,560,144
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	24,910	26,539,612
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	30	30,115
IL Fin Auth–Leafs Hockey Club(f)	5.875%		3/1/2027	NR	1,500	360,000
IL Fin Auth–Leafs Hockey Club(f)	6.00%		3/1/2037	NR	1,450	348,000
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	10,015	10,131,675
MD EDC–Chesapeake Bay Hyatt(f)	5.00%		12/1/2016	NR	3,430	2,259,512
National Fin Auth NH–Covanta AMT†	4.875%		11/1/2042	B1	12,000	12,021,840
Niagara Area Dev Corp–Covanta AMT†	4.75%		11/1/2042	B1	8,500	8,506,545
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB	5,125	5,497,895
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB	9,460	10,220,962
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB	5,965	5,975,021
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	BB	1,885	2,069,542
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB	2,600	2,919,722
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	42,725	44,457,071
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,503,959
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,262,363
OH Air Quality–Pratt Paper AMT†	4.50%		1/15/2048	NR	10,500	10,731,420
PA Econ Dev–Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,045,610
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	2,460	2,644,820
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,078,750
Rockdale Co Dev Auth–Pratt Paper AMT†	4.00%		1/1/2038	NR	2,250	2,234,948
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B3	1,500	1,499,835
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(c)	6/1/2035	BB-	7,000	7,451,920
VA Small Bus Fing–Covanta AMT†	5.00%	#(c)	1/1/2048	B	1,650	1,689,765
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	1,100	1,210,671
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,642,640
West Pace Coop Dist(f)	9.125%		5/1/2039	NR	13,770	7,986,600	(i)

92	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

WI PFA–Natl Gypsum AMT	5.25%	4/1/2030	NR		$2,500	$2,643,600
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,283,080
WI Pub Fin Auth–Celanese AMT†	4.30%	11/1/2030	BBB-		3,125	3,206,281
WI Pub Fin Auth–Celanese AMT†	5.00%	12/1/2025	BBB-		1,950	2,182,265
Total						242,108,496

Education 4.02%
AZ IDA–American Charter Sch†	5.00%	7/1/2022	BB+		1,880	1,930,215
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	B+		5,000	4,948,850
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,599,405
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,420	1,455,883
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2048	NR		3,200	3,341,920
FL HI Ed–Jacksonville Univ†	5.00%	6/1/2053	NR		3,250	3,368,267
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		2,000	2,120,920
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		7,545	7,932,360
Glenville Clg	5.00%	6/1/2037	NR		1,500	1,466,085
Glenville Clg	5.25%	6/1/2047	NR		4,000	3,941,400
IA HI Ed–Wartburg Clg	5.00%	10/1/2037	BB-	(e)	1,545	1,539,376
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,327,725
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,001,560
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,500,575
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,385,030
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,112,372
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3		3,750	3,959,925
Marietta Dev Auth–Life Univ†	5.00%	11/1/2047	Ba3		3,000	3,142,590
NV Dept of Bus & Ind–Somerset†	5.00%	12/15/2048	BB		1,500	1,514,340
NY Dorm–Yeshiva Univ	5.00%	11/1/2031	B3		1,475	1,527,687
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,538,425
Phoenix IDA–Basis Schs†	5.00%	7/1/2047	BB		1,000	1,017,650
Phoenix IDA–Basis Schs†	5.00%	7/1/2051	BB		2,580	2,607,142
Phoenix IDA–Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1		2,060	2,110,800
Pima IDA–American Leadership Acad†	5.00%	6/15/2047	NR		4,150	4,169,173
Pima IDA–American Leadership Acad†	5.00%	6/15/2052	NR		4,565	4,570,752
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR		5,000	5,042,000
Total						87,172,427

Financial Services 0.23%
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB		5,000	4,906,450

See Notes to Financial Statements.	93

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 10.47%
Arkansas City Bldg–So Cent Reg Med	6.75%	9/1/2038	B2	$6,360	$6,473,272
Atlantic City GO (BAM)	5.00%	3/1/2032	AA	300	333,468
Bellwood GO	5.875%	12/1/2027	A	3,000	3,346,320
Bellwood GO	6.15%	12/1/2032	A	2,770	3,113,646
Chicago Brd Ed	5.00%	12/1/2029	B+	5,000	5,226,750
Chicago Brd Ed	5.00%	12/1/2030	B+	5,170	5,391,534
Chicago Brd Ed	5.00%	12/1/2031	B+	3,200	3,226,528
Chicago Brd Ed	5.00%	12/1/2031	B+	2,500	2,598,850
Chicago Brd Ed	5.00%	12/1/2032	B+	2,000	2,075,760
Chicago Brd Ed	5.00%	12/1/2033	B+	1,500	1,550,640
Chicago Brd Ed	5.00%	12/1/2034	B+	700	720,769
Chicago Brd Ed	5.00%	12/1/2035	B+	750	770,408
Chicago Brd Ed	5.00%	12/1/2042	B+	10,570	10,612,597
Chicago Brd Ed	5.25%	12/1/2035	B+	6,950	7,159,542
Chicago Brd Ed	5.25%	12/1/2039	B+	7,540	7,718,698
Chicago Brd Ed	5.25%	12/1/2041	B+	16,235	16,493,624
Chicago Brd Ed	5.50%	12/1/2039	B+	5,725	5,861,198
Chicago Brd Ed	6.50%	12/1/2046	B+	4,900	5,563,019
Chicago Brd Ed†	6.75%	12/1/2030	B+	1,000	1,204,920
Chicago Brd Ed	7.00%	12/1/2044	B+	2,180	2,524,876
Chicago Brd Ed†	7.00%	12/1/2046	B+	6,560	7,823,456
Chicago GO	5.00%	1/1/2034	BBB+	3,615	3,630,725
Chicago GO	5.00%	1/1/2038	BBB+	3,800	3,947,098
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,805,842
Chicago GO	5.25%	1/1/2032	BBB+	3,000	3,162,660
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,549,967
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,065,060
Chicago GO	5.50%	1/1/2042	BBB+	250	265,280
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,104,860
CIC Met Dist 14	5.875%	12/1/2046	NR	2,750	2,886,895
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,307,850
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	756,888
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	5,000	5,034,400
IL State GO	3.50%	6/1/2029	BBB-	3,880	3,575,769
IL State GO	4.00%	1/1/2026	BBB-	2,790	2,770,805
IL State GO	4.00%	6/1/2037	BBB-	7,000	6,387,010
IL State GO	4.50%	11/1/2039	BBB-	1,100	1,077,945

94	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
IL State GO	6.00%		5/1/2026	BBB-		$10,000	$11,199,200
ME Fin Auth–Casella Waste AMT†	4.375%	#(c)	8/1/2035	B3		1,250	1,248,838
New Haven GO	5.50%		8/1/2033	BBB+		1,000	1,111,420
New Haven GO	5.50%		8/1/2035	BBB+		660	727,921
New Haven GO	5.50%		8/1/2037	BBB+		1,280	1,398,784
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+		7,665	4,785,259
PR Comwlth GO(f)	4.00%		7/1/2020	Ca		1,175	681,500
PR Comwlth GO(f)	5.00%		7/1/2020	Ca		11,695	6,783,100
PR Comwlth GO(f)	5.00%		7/1/2023	Ca		2,710	1,605,675
PR Comwlth GO(f)	5.50%		7/1/2026	Ca		5,000	2,900,000
PR Comwlth GO(f)	5.625%		7/1/2032	Ca		4,775	2,769,500
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		2,235	2,236,430
Scranton GO†	5.00%		9/1/2028	BB+		500	533,685
Scranton GO†	5.00%		9/1/2029	BB+		1,000	1,061,230
Scranton GO	5.00%		11/15/2032	BB+		5,830	6,132,519
WI PFA–American Dream†	7.00%		12/1/2050	NR		17,000	19,487,100
Total							226,781,090

Health Care 28.62%
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		6,500	6,247,475
Alachua Co Hlth–East Ridge Ret Vlg	6.25%		11/15/2044	BB-	(e)	2,750	2,880,433
Alachua Co Hlth–East Ridge Ret Vlg	6.375%		11/15/2049	BB-	(e)	1,000	1,051,750
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		4,000	4,168,280
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		3,300	3,428,205
Antelope Valley Hlth	5.25%		3/1/2036	Ba3		1,000	1,072,850
Atlanta Dev Auth–Georgia Proton Ctr	7.00%		1/1/2040	NR		13,000	12,731,030
Blaine Sr Hsg & Hlthcare–Crest View	6.125%		7/1/2050	NR		5,000	4,826,750
Botetourt Co RCF–Glebe	6.00%		7/1/2044	NR		6,485	6,996,083
CA Stwde–Daughters of Charity	5.50%		7/1/2039	CC		5,350	4,527,277
CA Stwde–Daughters of Charity	5.75%		7/1/2024	CC		1,310	1,112,347
CA Stwde–Daughters of Charity	5.75%		7/1/2035	CC		2,620	2,218,485
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,640	1,761,524
CA Stwde–Loma Linda Univ Med Ctr†	5.25%		12/1/2056	BB-		21,000	22,388,310
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		11,120	11,947,217
CA Stwde–Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		6,750	7,284,802
CA Stwde–So Cal Presbyterian†	7.00%		11/15/2029	BBB+	(e)	1,000	1,049,790
CA Stwde–So Cal Presbyterian†	7.25%		11/15/2041	BBB+	(e)	2,500	2,631,625
CA Stwde–Terraces San Joaquin	5.625%		10/1/2032	NR		1,000	1,063,660

See Notes to Financial Statements.	95

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		$2,570	$2,759,126
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,071,300
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2037	BB	(e)	4,000	4,067,000
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2046	BB	(e)	4,000	4,028,880
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,042,171
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,282,973
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,027,830
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2037	BB+	(e)	750	810,368
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2047	BB+	(e)	2,250	2,414,228
CT Hlth & Ed–Church Home†	5.00%	9/1/2046	BB	(e)	1,000	1,031,600
CT Hlth & Ed–Church Home†	5.00%	9/1/2053	BB	(e)	1,500	1,540,365
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,044,700
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		335	346,005
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,057,660
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	NR		8,075	8,749,666
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	NR		4,900	5,291,510
DC Rev–Ingleside at Rock Creek	5.00%	7/1/2052	NR		1,800	1,857,798
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BBB-		5,720	6,055,993
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,917,190
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	BBB+	(e)	1,000	1,063,450
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	BBB+	(e)	2,800	2,946,664
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,468,022
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,786,291
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	849,376
Franklin Co IDA–Menno-Haven	5.00%	12/1/2048	NR		1,000	1,023,960
Franklin Co IDA–Menno-Haven	5.00%	12/1/2053	NR		1,900	1,934,751
Franklin Hlth–Proton Therapy†	7.50%	6/1/2047	NR		10,000	10,511,400
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,000	3,964,120
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	4,790,050
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,069,116
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(e)	4,385	4,589,823
Glendale IDA–Beatitudes	5.00%	11/15/2036	NR		1,500	1,528,530
Glendale IDA–Beatitudes	5.00%	11/15/2040	NR		4,000	4,040,640
Glendale IDA–Beatitudes	5.00%	11/15/2045	NR		5,000	5,032,500
Glendale IDA–Beatitudes(d)	5.00%	11/15/2053	NR		6,370	6,389,747
Guadalupe CO–Seguin City Hospital	5.00%	12/1/2040	BB		4,880	4,911,769
Hanover Co EDA–Covenant Woods	5.00%	7/1/2038	NR		250	261,888

96	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Hanover Co EDA–Covenant Woods	5.00%		7/1/2042	NR		$2,000	$2,049,240
Hanover Co EDA–Covenant Woods	5.00%		7/1/2047	NR		1,985	2,030,417
Hanover Co EDA–Covenant Woods	5.00%		7/1/2048	NR		1,400	1,456,224
Hanover Co EDA–Covenant Woods	5.00%		7/1/2051	NR		1,000	1,037,960
Harris Co Cultural Ed–Brazos	5.125%		1/1/2048	BBB-	(e)	1,535	1,582,984
Harris Co Cultural Ed–Brazos	7.00%		1/1/2043	BBB-	(e)	3,000	3,567,300
Holmes Co Hsp–Doctors Mem Hsp	5.75%		11/1/2026	NR		3,760	3,667,466
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	6,613,464	(i)
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		2,955	2,995,838
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000	7,087,010
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(c)	12/1/2050	B		11,470	12,214,288
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	89,188
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		569	169,044
IL Fin Auth–Clare Oaks	Zero Coupon		11/15/2052	NR		569	99,076
IL Fin Auth–Clare Oaks	4.00%	#(c)	11/15/2052	NR		4,550	3,586,815
IL Fin Auth–Clare Oaks	7.00%		11/15/2027	NR		790	789,961
IL Fin Auth–Friendship Vlg Shaumburg	7.25%		2/15/2045	NR		3,500	3,738,000
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(e)	2,165	2,361,495
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%		8/15/2030	AA		5,000	5,157,950
IL Fin Auth–Plymouth Place	5.25%		5/15/2050	BB+	(e)	3,150	3,231,207
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,472,490
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2042	BB	(e)	1,750	1,844,098
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2050	BB	(e)	5,000	5,239,750
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		595	637,638
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		2,820	3,080,117
Kirkwood IDA–Aberdeen Hts	8.25%		5/15/2039	NR		6,695	7,339,059
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,141,180
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,685,417
LA PFA–Lake Charles Mem Hsp†	6.375%		12/1/2034	NR		5,840	6,068,519
Lancaster Co Hosp Auth–Bretheren Village	5.125%		7/1/2037	BB+	(e)	1,000	1,080,750
Lancaster Co Hosp Auth–Bretheren Village	5.25%		7/1/2041	BB+	(e)	1,000	1,086,820
Licking Co Hlth–Kendal Granville	6.00%		7/1/2050	NR		6,000	6,297,480
MA DFA–Boston Medical Center	4.00%		7/1/2047	NR		4,130	3,952,740
Magnolia West CDD	5.35%		5/1/2037	NR		285	280,702
Martin Hsp Dist	7.25%		4/1/2036	BBB	(e)	3,450	3,684,358
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%		7/1/2038	Baa3		7,275	7,779,376
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%		7/1/2026	Ba3		225	235,746

See Notes to Financial Statements.	97

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba3		$245	$262,674
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,357,766
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,746,692
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB+	(e)	1,000	1,028,500
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2045	Baa3		7,000	7,378,210
Moon IDC–Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	9,795,102
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,437,232
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,879,222
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,001,827
New Hope–Carillon	5.00%	7/1/2046	NR		2,000	2,026,780
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		3,000	3,069,390
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,770,179
New Hope Ed Facs–Legacy Midtown Project	5.50%	7/1/2054	NR		4,750	4,654,952
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	A-		5,625	5,986,012
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		1,650	1,653,927
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		650	646,568
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		900	891,441
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	AA		13,500	13,621,365
OK DFA–OU Med	5.50%	8/15/2052	Baa3		2,700	2,992,572
OK DFA–OU Med	5.50%	8/15/2057	Baa3		8,600	9,495,260
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,648,384
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,730,500
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,034,344
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,563,153
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,660	3,789,820
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(e)	1,355	1,405,433
Philadelphia IDA–Wesley	5.00%	7/1/2049	BB	(e)	4,000	4,143,040
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,703,205
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,145,630
RI Hlth & Ed–Care New England	5.00%	9/1/2036	BB-		7,000	7,277,900
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,052,092
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,364,620
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB	(e)	1,625	1,739,985
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB	(e)	1,450	1,546,933
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	BBB	(e)	1,000	1,078,310
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	BBB	(e)	1,600	1,733,104
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	11,471,800

98	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2042	NR		$3,815	$3,912,855
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,207,607
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB-	(e)	1,100	1,162,205
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB-	(e)	1,660	1,770,988
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,370,450
Tarrant Co Cultural–Buckingham Sr Lvg	5.50%	11/15/2045	CC	(e)	3,650	3,086,987
Tarrant Co Cultural–Buckner	6.75%	11/15/2047	NR		2,500	2,749,850
Tarrant Co Cultural–Buckner	6.75%	11/15/2052	NR		3,000	3,288,930
Tempe IDA–ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,302,384
Tempe IDA–ASU Mirabella†	6.125%	10/1/2052	NR		1,400	1,521,450
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(e)	2,750	2,997,143
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,239,192
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,603,196
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,152,599
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	2,900,249	(i)
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,434,271
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,473,202
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	2,144,860
WA Hsg–Mirabella†	6.50%	10/1/2032	NR		1,970	2,107,467
WA Hsg–Mirabella†	6.75%	10/1/2047	NR		3,000	3,230,790
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,260	1,344,055
Ward Co Hlth Facs–Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	9,258,025
WI Hlth & Ed–American Baptist	5.00%	8/1/2032	NR		1,375	1,415,466
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,500	1,524,525
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,144,040
WI PFA–Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	4,981,928
WI PFA–Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,437,165
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		1,967	987,618
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,904,446
WI PFA–Mary’s Woods†	5.25%	5/15/2047	BB	(e)	1,000	1,076,480
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(e)	2,300	2,467,877
WI PFA–MD Proton†	6.125%	1/1/2033	NR		1,000	1,021,470
WI PFA–MD Proton†	6.25%	1/1/2038	NR		2,750	2,809,675
WI PFA–MD Proton†	6.375%	1/1/2048	NR		4,000	4,087,720
WI PFA–Rose Villa†	5.75%	11/15/2044	NR		2,035	2,165,159
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,106

See Notes to Financial Statements.	99

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		$2,000	$2,072,220
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,580,425
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	4,300,550
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	1,660,100
Total						619,988,166

Housing 0.99%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	798,777
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,137,170
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	599,429
IL Fin Auth–Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,888,462
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	CCC+		3,120	2,991,737	(i)
MA DFA–Newbridge†	5.00%	10/1/2047	BB+	(e)	1,000	1,057,890
MA DFA–Newbridge†	5.00%	10/1/2057	BB+	(e)	5,000	5,251,250
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(e)	1,500	1,545,180
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(e)	4,000	4,123,920
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2042	Baa3		1,000	1,080,840
Total						21,474,655

Lease Obligations 2.21%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		1,500	1,655,010
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,426,600
Houston Co Coop Dist–Country Crossing(f)	12.50%	5/15/2020	NR		4,199	587,860	(i)
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+		2,155	2,297,079
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+		2,320	2,460,453
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+		8,000	8,459,280
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		5,450	5,771,059
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,270,927
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,454,900
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(e)	2,000	2,123,000
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+		3,550	4,044,124
NJ Trans Trust Fund	Zero Coupon	12/15/2034	BBB+		13,000	6,202,170
PA COPS	5.00%	7/1/2043	A2		1,200	1,302,324
PR Pub Fin Corp(f)	5.50%	8/1/2031	C		12,250	750,313
Total						47,805,099

Other Revenue 6.59%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A-		5,120	5,415,117
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BBB-		2,250	2,367,900

100	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046		NR		$5,000	$5,082,600
Baker Correctional Dev	8.50%	2/1/2030		NR		8,163	6,783,126
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044		BBB		2,390	2,563,466
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037		BB+		1,000	1,023,230
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047		NR		2,500	2,556,900
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042		BB+		5,000	5,128,200
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2043		BB+		1,350	1,478,682
Cleveland Co Port Auth–Playhouse Sq	5.50%	12/1/2053		BB+		7,575	8,251,447
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043		BBB+		1,000	1,101,110
FL DFC–FL Charter Foundation†	5.00%	7/15/2046		NR		4,000	3,815,000
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037		NR		1,220	804,029
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037		NR		940	9,400
FL DFC–Palm Bay Admy†	6.375%	5/15/2037		NR		2,620	2,512,475
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046		NR		5,000	5,152,950
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB	(e)	6,000	6,524,400
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043		Ba1		3,250	3,407,918
Gainesville & Hall Co Dev Auth–Riverside	5.00%	3/1/2047		BBB-	(e)	1,680	1,740,614
Gainesville & Hall Co Dev Auth–Riverside	5.125%	3/1/2052		BBB-	(e)	1,250	1,301,463
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039		B		1,250	1,259,763
Kansas City RDA–Loews Hotel†	5.00%	2/1/2040		NR		1,500	1,543,350
Kansas City RDA–Loews Hotel†	5.00%	2/1/2050		NR		6,450	6,526,174
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046		A3		15,250	17,828,317
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047		BB+		4,000	4,100,400
MD EDC–Chesapeake Bay Hyatt(f)	5.00%	12/1/2031		NR		11,200	7,378,000
MD EDC–Chesapeake Bay Hyatt(f)	5.25%	12/1/2031		NR		3,000	1,976,250
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		5,225	3,905,217
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,751,985
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		640	640,307
Michigan St Strategic FD Escrow(j)	Zero Coupon	–	(k)	NR		5,000	500	(l)
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.125%	1/1/2025		NR		2,790	29,295
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.25%	1/1/2037		NR		5,755	60,428
Mission Econ Dev Corp–Natgasoline AMT†	5.75%	10/1/2031		BB-		9,000	9,277,560
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB		3,165	3,172,533
Ohio St Pollution Ctl Rev Escrow(f)	5.625%	5/15/2020		NR		2,965	297	(l)
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,009,940
Phoenix IDA–Basis Schs†	5.00%	7/1/2046		BB		2,000	2,029,580
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	889,175	(l)

See Notes to Financial Statements.	101

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
UT Charter Sch Fin Auth–Freedom Academy†	5.375%	6/15/2048	NR	$5,150	$5,169,055
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030	BB+	1,120	1,156,277
Total					142,724,430

Special Tax 5.68%
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,036,788
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,161,545
Arborwood CDD	6.90%	5/1/2025	NR	485	545,353
Arborwood CDD	6.90%	5/1/2036	NR	725	803,213
Arborwood CDD	6.90%	5/1/2036	NR	65	71,277
Aurora TIF–East River	6.50%	12/30/2023	NR	1,610	1,619,000
Aurora TIF–East River	6.75%	12/30/2027	NR	1,140	1,146,270
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,100	3,200,285
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,993,057
Durbin Crossing CDD	–	–	NR	–	90,085	(l)
Fremont CFD–Pacific Commons	5.00%	9/1/2045	NR	3,000	3,237,810
Grandview IDA–Grandview Crossing(f)	5.75%	12/1/2028	NR	1,000	150,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,621,086
Houston Co Coop Dist–Country Crossing(f)	10.00%	5/1/2039	NR	11,325	1,245,750	(i)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,728,700
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,095,800
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,065	4,504,304
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	784,823
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,144,750
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	2,963,259
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,124,725
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,188,980
Orange Grove CDD(f)	5.30%	11/1/2021	NR	1,705	289,850
PA COPS	4.00%	7/1/2046	A2	3,175	3,107,055
Peninsula Town Center†	5.00%	9/1/2037	NR	875	925,899
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250	2,357,032
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,564,975
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,526,117
Prince Georges CO†	5.00%	7/1/2046	NR	5,000	4,867,900
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	6,505	6,927,305
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,114,891
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR	2,240	2,408,381
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR	2,500	2,681,125

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	$2,000	$2,114,780
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,619,040
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,033,800	(i)
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	2,000	2,098,820
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	5,500	5,504,400
St Louis IDA–Ballpark Vlg	4.75%	11/15/2047	NR	4,875	4,970,209
Stone Canyon CID(f)	5.70%	4/1/2022	NR	1,485	415,800
Tern Bay CDD(f)	5.375%	5/1/2037	NR	430	425,253
Village CDD #10	6.00%	5/1/2044	NR	895	1,018,537
Village CDD #12†	4.25%	5/1/2043	NR	7,500	7,549,725
Village CDD #12†	4.375%	5/1/2050	NR	5,000	5,034,900
Total					123,012,654

Tax Revenue 5.46%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	1,090	1,214,402
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,204,085
Met Pier & Expo Auth–McCormick Place	Zero Coupon	12/15/2054	BB+	21,595	3,399,269
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2050	BB+	7,655	7,776,791
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2052	BB+	2,830	2,904,769
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2053	BB+	6,035	6,320,576
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2057	BB+	14,000	14,813,820
Met Pier & Expo Auth–McCormick Place	5.25%	6/15/2050	BB+	5,000	5,085,900
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BB+	9,150	9,864,432
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,314,200
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,050,473
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2	20,000	8,464,400
PR Corp Sales Tax(f)	5.00%	8/1/2024	Ca	5,080	2,501,900
PR Corp Sales Tax(f)	5.00%	8/1/2043	Ca	2,725	1,342,063
PR Corp Sales Tax(f)	5.25%	8/1/2041	Ca	23,720	11,682,100
PR Corp Sales Tax(f)	5.375%	8/1/2039	Ca	9,380	4,619,650
PR Corp Sales Tax(f)	5.50%	8/1/2028	Ca	5,060	2,492,050
PR Corp Sales Tax(f)	5.50%	8/1/2040	Ca	7,000	3,447,500
PR Corp Sales Tax(f)	5.50%	8/1/2042	Ca	5,350	2,634,875
PR Corp Sales Tax(f)	5.75%	8/1/2037	Ca	4,395	2,164,537

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
PR Corp Sales Tax(f)	6.125%	8/1/2029	Ca	$3,030	$1,492,275
PR Corp. Sales Tax(f)	5.25%	8/1/2040	Ca	19,080	16,074,900
Reno NV–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	1,461,685
Virgin ISlands PFA–Matching Fund	5.00%	10/1/2029	Caa2	2,960	2,982,200
Total					118,308,852

Tobacco 10.68%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	91,300	7,609,855
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	4,296,000
Buckeye Tobacco	5.125%	6/1/2024	B-	26,280	26,058,197
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,810,000
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	11,054,670
Buckeye Tobacco	5.875%	6/1/2047	B-	18,475	18,475,000
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	4,105,313
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	4,380,000
Golden St Tobacco	5.00%	6/1/2047	NR	11,875	12,165,462
Golden St Tobacco	5.00%	6/1/2047	NR	6,510	6,669,235
Golden St Tobacco	5.25%	6/1/2047	NR	11,875	12,322,212
Golden St Tobacco	5.30%	6/1/2037	B+	5,000	5,229,100
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	47,000	2,204,300
Inland Empire Tobacco	4.625%	6/1/2021	NR	3,250	3,250,748
Inland Empire Tobacco	5.00%	6/1/2021	NR	3,840	3,841,382
MI Tob Settlement	Zero Coupon	6/1/2058	NR	50,000	1,521,500
MI Tob Settlement	5.125%	6/1/2022	B-	2,355	2,352,103
MI Tob Settlement	5.25%	6/1/2022	B-	3,680	3,679,963
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,025,450
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	694,099
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,025	5,025,502
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,304,130
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	25,885	3,271,087
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	41,035	1,508,036
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	1,258,400
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	15,000	2,515,350
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	10,000	1,275,900
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	5,200	5,448,560
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,085	6,145,667
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,880	2,908,714

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		$20,000	$959,000
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB		10,440	11,029,234
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		6,500	7,145,580
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+		39,410	4,391,456
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC		7,500	719,325
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		11,450	11,449,771
TSASC	5.00%	6/1/2036	A-		280	304,377
TSASC	5.00%	6/1/2048	NR		16,670	16,914,716
Total						231,319,394

Transportation 5.54%
Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,092,021
CA Muni Fin Auth–LINXS AMT	4.00%	12/31/2047	BBB+	(e)	8,250	8,137,470
CA Muni Fin Auth–LINXS AMT	5.00%	6/1/2048	BBB+	(e)	1,150	1,258,744
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,168,279
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A		5,000	5,358,900
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,867,042
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A		5,000	2,372,750
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		25,000	15,394,750
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	2,467,665
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	A-		1,000	1,130,320
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		5,000	5,770,200
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		6,915	7,965,527
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BBB+		2,000	2,322,740
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB		3,000	3,198,600
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(e)	5,900	6,750,426
NJ Tpk Auth	4.00%	1/1/2043	NR		5,000	5,100,600
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		2,700	2,916,675
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3		3,100	3,084,562
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	10,656,700
PR Hwy & Trans Auth(f)	5.00%	7/1/2020	C		6,035	1,478,575
PR Hwy & Trans Auth(f)	5.00%	7/1/2022	C		1,545	378,525
PR Hwy & Trans Auth(f)	5.00%	7/1/2028	C		1,015	144,638
Reno NV–ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR		30,000	3,219,300
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BBB+		3,270	3,551,776
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB+		5,000	5,416,250
South Carolina Ports AMT	5.25%	7/1/2055	A+		5,000	5,461,850
South Jersey Port Corp AMT	5.00%	1/1/2042	Baa1		1,500	1,607,715

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	$1,000	$1,067,040
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,350,183
VA Small Bus Fing–I-66 AMT	5.00%	12/31/2052	Baa3	2,250	2,402,527
Total					120,092,350

Utilities 7.13%
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	3,425	3,329,545
Burke Co Dev–Oglethorpe Power	4.125%	11/1/2045	BBB+	3,300	3,208,029
Central Plains–Goldman Sachs	5.00%	9/1/2042	BBB+	5,220	6,036,304
CO Public Auth–ML	6.50%	11/15/2038	A-	5,255	7,067,449
Compton Water	6.00%	8/1/2039	NR	3,710	3,783,829
Detroit Water	5.25%	7/1/2041	AA-	5,000	5,321,550
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,728,395
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000	4,301,000
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-	5,445	4,665,439
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	6,075	6,932,790
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	20,050	23,465,317
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	4,035	2,615,326
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	4,356,150
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,070	5,474,383
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-	8,345	10,495,840
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,561,950
Moraine Ohio Solid Waste Disp Escrow AMT(f)	6.75%	12/31/2025	NR	525	53	(l)
PR Aqueduct & Swr Auth	5.125%	7/1/2037	Ca	2,775	2,611,969
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Ca	7,395	6,960,544
PR Aqueduct & Swr Auth	6.00%	7/1/2038	Ca	5,000	4,831,250
PR Elec Pwr Auth(f)	5.00%	7/1/2042	Ca	4,975	3,271,062
PR Elec Pwr Auth(f)	5.05%	7/1/2042	Ca	3,425	2,251,938
PR Elec Pwr Auth(f)	5.25%	7/1/2024	Ca	2,000	1,315,000
PR Elec Pwr Auth(f)	5.25%	7/1/2040	Ca	17,690	11,631,175
PR Elec Pwr Auth(f)	5.50%	7/1/2038	Ca	1,530	1,005,975
PR Elec Pwr Auth(f)	5.75%	7/1/2036	Ca	3,040	1,998,800
Salt Verde Fin Corp–Citi	5.00%	12/1/2037	BBB+	12,670	14,706,702
Texas Water Dev Brd(d)	4.00%	10/15/2037	AAA	6,350	6,567,297
Total					154,495,061
Total Municipal Bonds (cost $2,117,020,700)					2,140,189,124

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 0.35%

Variable Rate Demand Notes 0.35%

Housing 0.33%
IN Hsg & Cmnty Dev–SF Mtge Rev (GNMA)	1.88%	10/1/2018	7/1/2047	Aaa	$7,125	$7,125,000

Utilities 0.02%
Appling Co Dev–GA Power	1.94%	10/1/2018	9/1/2041	A-	300	300,000
NYC Muni Water	1.73%	10/1/2018	8/1/2031	AAA	200	200,000
Total						500,000
Total Short-Term Investments (cost $7,625,000)						7,625,000
Total Investments in Securities 99.14% (cost $2,124,645,700)						2,147,814,124
Cash and Other Assets in Excess of Liabilities(h) 0.86%						18,670,756
Net Assets 100.00%						$2,166,484,880

Open Futures Contracts at September 30, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	December 2018	174	Short	$(25,089,866)	$(24,447,000)	$642,866

Note: See Footnotes to Schedule of Investments on page 144 of this report

See Notes to Financial Statements.	107

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$234,121,896	$7,986,600	$242,108,496
Health Care	–	610,474,453	9,513,713	619,988,166
Housing	–	18,482,918	2,991,737	21,474,655
Lease Obligations	–	47,217,239	587,860	47,805,099
Other Revenue	–	141,834,458	889,972	142,724,430
Special Tax	–	116,643,019	6,369,635	123,012,654
Utilities	–	154,495,008	53	154,495,061
Remaining Industries	–	788,580,563	–	788,580,563
Short-Term Investments
Variable Rate Demand Notes	–	7,625,000	–	7,625,000
Total	$–	$2,119,474,554	$28,339,570	$2,147,814,124
Liabilities
Trust Certificates(4)	$–	$(9,250,000)	$–	$(9,250,000)
Total	$–	$(9,250,000)	$–	$(9,250,000)
Other Financial Instruments
Futures Contracts
Assets	$642,866	$–	$–	$642,866
Liabilities	–	–	–	–
Total	$642,866	$–	$–	$642,866

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in the Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$31,397,747
Accrued Discounts (Premiums)	(42,988)
Realized Gain (Loss)	(1,907,268)
Change in Unrealized Appreciation (Depreciation)	920,077
Purchases	–
Sales	(442,462)
Transfers into Level 3	16,436,802
Transfers out of Level 3	(18,022,338)
Balance as of September 30, 2018	$28,339,570
Change in unrealized appreciation/depreciation for year ended September 30, 2018 related to Level 3 investments held at September 30, 2018	$(923,373)

108	See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.18%

Corporate-Backed 17.31%
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B3	$590	$589,935
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B3	275	274,970
Arista Met District	4.375%		12/1/2028	NR	500	502,875
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	250	270,467
Downtown Doral CDD†	3.875%		12/15/2023	NR	250	249,290
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	246,325
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	106,475
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB	1,000	1,041,760
Houston Arpt–Continental Airlines AMT	5.00%		7/1/2029	BB	250	268,548
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB	1,000	1,116,310
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B	5,990	6,119,564
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	1,885	2,008,317
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	265	266,012
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2027	B	200	212,036
IN Fin Auth–US Steel	6.00%		12/1/2019	B	245	251,292
IN Fin Auth–US Steel	6.00%		12/1/2026	B	560	571,570
Int Falls MN–Office Max	5.50%		4/1/2023	B3	795	794,499
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	4,040	4,228,426
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	170	183,039
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	600	649,110
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2022	A3	285	312,819
MA Port Auth–Delta Airlines AMT (AMBAC)	5.00%		1/1/2027	NR	250	254,660
MI Strategic Fd–Waste Mgmt	2.85%	#(c)	8/1/2027	A-	1,000	1,005,950
Montgomery Co IDA–Peco Generation AMT	2.70%	#(c)	10/1/2034	BBB	1,500	1,497,375
National Finance Authority–Covanta AMT†	4.00%		11/1/2027	B1	1,025	1,025,830
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BBB-	2,835	2,788,109
NH Bus Fin Auth- United Illuminating(d)	2.80%	#(c)	10/1/2033	A-	1,000	1,000,000
Niagara Area Dev Corp–Covanta†	3.50%		11/1/2024	B1	1,100	1,100,913
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB	625	637,162
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB	500	536,380
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB	105	105,176
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	BBB-	160	178,586
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	100	108,899
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	BB-	1,250	1,322,187
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB	1,000	1,085,500
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	450	451,035

See Notes to Financial Statements.	109

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+		$780	$899,480
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+		175	175,254
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-		1,100	1,186,625
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB		1,720	1,814,755
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-		3,235	3,443,399
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB		710	744,506
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(c)	6/1/2035	BB-		400	425,824
Warren Co–Intl Paper	2.90%	#(c)	9/1/2032	BBB		750	749,647
Whiting Env Facs–BP AMT	5.00%	#(c)	11/1/2045	A1		1,170	1,281,829
WI PFA–TrIPS AMT	5.00%		7/1/2022	BBB		550	586,426
WI Pub Fin Auth–Celanese AMT†	5.00%		1/1/2024	BBB-		500	548,195
WI Pub Fin Auth–Celanese AMT†	5.00%		12/1/2025	BBB-		2,000	2,238,220
Total							47,455,561

Education 5.62%
AZ IDA–American Charter Sch†	4.00%		7/1/2019	BB+		1,030	1,030,474
Chester Co Hlth & Ed–Immaculata Univ	5.00%		11/1/2022	BB	(e)	630	660,738
Chicago Brd Ed	5.00%		12/1/2028	B+		1,495	1,495,987
Chicago Brd Ed	5.00%		12/1/2019	NR		85	87,907
Chicago Brd Ed	5.00%		12/1/2019	B+		550	560,312
Chicago Brd Ed	5.00%		12/1/2022	B+		1,500	1,563,360
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	101,021
FL HI Ed–Nova Southeastern Univ	6.00%		4/1/2026	A-		480	516,557
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		1,250	1,369,787
Glenville Clg	3.25%		6/1/2022	NR		500	494,535
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		150	150,094
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		390	384,306
IL Fin Auth–IL Inst of Tech	6.25%		2/1/2019	Baa3		55	55,640
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3		100	100,724
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2022	A-		560	607,522
IL Fin Auth–Roosevelt Univ	6.50%		4/1/2039	Ba3		2,000	2,086,200
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+		500	550,235
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3		1,000	1,096,230
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		200	217,116
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	BBB-		100	100,406
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-		245	257,164
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-		530	563,999
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3		95	94,477

110	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
NY Dorm–Yeshiva Univ	4.00%	11/1/2026	B3	$145	$140,417
NY Dorm–Yeshiva Univ	5.00%	11/1/2021	B3	190	197,741
Pima IDA–American Leadership Acad†	4.00%	6/15/2022	NR	910	916,506
Total					15,399,455

Financial Services 1.54%
MA Ed Fin Auth AMT	5.00%	7/1/2025	AA	2,000	2,253,000
NJ Higher Ed Assistance Auth AMT	3.35%	12/1/2029	Aaa	2,000	1,972,400
Total					4,225,400

General Obligation 13.24%
Atlantic City GO (BAM)	5.00%	3/1/2021	AA	600	634,044
Atlantic City GO (BAM)	5.00%	3/1/2022	AA	245	263,586
Chicago Brd Ed	4.25%	12/1/2018	NR	95	95,369
Chicago Brd Ed	4.25%	12/1/2018	B+	280	280,459
Chicago Brd Ed	4.00%	12/1/2020	B+	1,000	1,007,390
Chicago Brd Ed	4.00%	12/1/2022	B+	1,290	1,295,353
Chicago Brd Ed	4.00%	12/1/2022	B+	1,175	1,179,876
Chicago Brd Ed	5.25%	12/1/2023	B+	1,170	1,172,246
Chicago Brd Ed	5.25%	12/1/2024	B+	345	345,587
Chicago Brd Ed	5.25%	12/1/2026	B+	1,185	1,186,647
Chicago Brd Ed	7.00%	12/1/2026	B+	100	118,178
Chicago Brd Ed (NPFGC) (FGIC)	5.00%	12/1/2019	Baa2	425	433,313
Chicago GO	5.00%	12/1/2019	BBB+	625	639,025
Chicago GO	5.00%	1/1/2021	BBB+	325	332,160
Chicago GO	4.00%	1/1/2022	BBB+	205	208,175
Chicago GO	4.50%	1/1/2020	BBB+	700	712,299
Chicago GO	5.00%	1/1/2024	BBB+	1,415	1,479,538
Chicago GO	5.00%	1/1/2024	BBB+	2,025	2,174,364
Chicago GO	5.25%	1/1/2022	BBB+	820	870,110
Cook Co GO	5.00%	11/15/2022	AA-	335	370,071
Cook Co GO	5.25%	11/15/2022	AA-	620	657,343
Cook Co GO	5.25%	11/15/2024	AA-	400	431,552
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	100,398
IL State GO	5.00%	8/1/2019	BBB-	350	356,731
IL State GO	5.00%	1/1/2020	BBB-	1,010	1,035,502
IL State GO	5.00%	2/1/2020	BBB-	1,175	1,206,466
IL State GO	5.00%	4/1/2020	BBB-	780	803,369

See Notes to Financial Statements.	111

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
IL State GO	5.00%		4/1/2020	BBB-		$565	$581,927
IL State GO	5.00%		7/1/2020	BBB-		790	817,350
IL State GO	5.00%		3/1/2021	BBB-		1,040	1,078,470
IL State GO	5.00%		7/1/2021	BBB-		835	869,051
IL State GO	5.00%		8/1/2021	BBB-		1,580	1,645,870
IL State GO	5.00%		11/1/2021	BBB-		3,000	3,132,030
IL State GO	5.00%		2/1/2022	BBB-		885	923,798
IL State GO	5.25%		1/1/2020	BBB-		465	478,155
New Haven GO	5.00%		8/1/2025	BBB+		580	626,934
New Haven GO (AGM)	5.00%		8/15/2020	AA		1,275	1,345,291
Philadelphia Sch Dist	5.00%		9/1/2020	A2		535	561,985
Philadelphia Sch Dist	5.00%		9/1/2025	A2		200	224,538
PR Comwlth GO(f)	4.00%		7/1/2021	Ca		310	179,800
PR Comwlth GO(f)	5.50%		7/1/2017	NR		110	64,900
PR Comwlth GO(f)	5.50%		7/1/2019	Ca		265	157,013
PR Comwlth GO(f)	8.00%		7/1/2035	Ca		2,000	1,162,500
PR Comwlth GO (AGM)	5.50%		7/1/2019	AA		260	265,785
PR Comwlth GO (NPFGC)(FGIC)	5.50%		7/1/2020	Baa2		230	239,906
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		660	660,422
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		1,380	1,469,465
PR Pub Bldg Auth GTD(f)	5.50%		7/1/2023	Ca		55	32,313
PR Pub Bldg Auth GTD(f)	5.50%		7/1/2027	Ca		245	147,613
VT EDA–Casella Waste AMT†	4.625%	#(c)	4/1/2036	B-		250	247,068
Total							36,301,335

Health Care 17.90%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		155	161,611
Atlanta Dev Auth–Georgia Proton Ctr	6.00%		1/1/2023	NR		1,000	987,390
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		275	269,228
CA Stwde–Daughters of Charity	5.50%		7/1/2022	CC		105	89,257
CA Stwde–Daughters of Charity	5.75%		7/1/2024	CC		655	556,174
CA Stwde–Eskaton Pptys	5.00%		11/15/2021	BBB		775	836,403
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,000	1,101,600
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		820	910,339
CA Stwde–Viamonte	3.00%		7/1/2026	AA-		500	505,090
CA Stwde–Viamonte	3.00%		7/1/2027	AA-		250	252,108
Church Home of Hartford†	3.25%		9/1/2021	BB	(e)	100	100,021
CO Hlth Facs–Christian Living	4.00%		1/1/2020	NR		250	253,983

112	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CO Hlth Facs–Fraiser Meadows	5.00%		5/15/2021	BB+	(e)	$810	$855,733
CO Hlth Facs–Valley View Hosp	2.80%	#(c)	5/15/2042	A-		625	625,231
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,609,860
Denver Hlth & Hsp Auth	2.655% (3 Mo. LIBOR* .67 + 1.10%	)#	12/1/2033	BBB		300	286,524
Franklin Co IDA–Menno-Haven	5.00%		12/1/2026	NR		500	534,865
Friendsview Retirement Community	4.00%		11/15/2026	NR		500	511,360
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(e)	500	523,355
Glendale IDA–Beatitudes	5.00%		11/15/2023	NR		1,715	1,827,933
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	261,833
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,347,046
Hanover Co EDA–Covenant Woods	3.625%		7/1/2028	NR		575	563,626
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		468	481,586
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		250	257,285
ID HFA–Madison Mem Hosp	5.00%		9/1/2021	BB+		1,000	1,051,670
IL Fin Auth–Centegra Hlth	5.00%		9/1/2021	BB+		100	107,742
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(e)	125	134,535
IL Fin Auth–Three Crowns Park	3.25%		2/15/2022	NR		495	494,832
Kanabec Co Hlth–Firstlight Hlth	2.75%		12/1/2019	NR		1,400	1,397,102
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	98,986
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(e)	800	848,816
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		265	283,990
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2023	BB+	(e)	700	760,837
Lenexa KS Hlth Facs–Lakeview Village	5.00%		5/15/2024	BB+	(e)	1,895	2,050,845
MA DFA–UMass Mem Hlth	5.00%		7/1/2023	BBB+		785	867,857
MA DFA–UMass Mem Hlth	5.00%		7/1/2025	A-	(e)	200	226,348
MD Hlth & HI Ed–Adventist	5.00%		1/1/2021	Baa3		600	631,884
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	522,614
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2020	BB+	(e)	200	204,806
Montgomery Co IDA–Einstein Hlth	5.00%		1/15/2022	Baa3		250	264,480
Morgan Co Hosp–USDA Replacement Proj	2.75%		9/1/2019	NR		1,220	1,219,805
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2021	BB+		275	286,517
NC Med–Southminster	5.00%		10/1/2021	NR		365	388,258
New Hope–Carillon	3.00%		7/1/2020	NR		585	581,630
New Hope Cult Ed Facs–Crestview	4.00%		11/15/2021	BB+	(e)	615	629,157
NH Hlth & Ed–Hillside Village†	3.50%		7/1/2022	NR		400	400,544
NJ EDA–Lions Gate	4.00%		1/1/2020	NR		325	327,506

See Notes to Financial Statements.	113

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NJ EDA–Lions Gate	4.375%		1/1/2024	NR		$700	$710,871
NJ Hlth–St Josephs Hlth	5.00%		7/1/2024	BBB-		540	592,115
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		225	232,205
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		160	160,349
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		80	84,587
NY Dorm–Montefiore Ob Group	5.00%		8/1/2026	BBB		1,000	1,131,900
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	542,725
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2022	BBB-		200	217,090
OU MedOK DFA	5.00%		8/15/2024	Baa3		900	995,670
Palm Beach Co Hlth–Sinai Residences	6.75%		6/1/2024	NR		330	372,860
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2023	BBB-		1,000	1,082,310
Price William Co IDA–Westminster	4.00%		1/1/2021	BBB	(e)	930	958,625
RI Hlth & Ed–Care New England	5.00%		9/1/2020	BB-		1,000	1,030,690
Rochester Hlth & Hsg–Homestead	5.00%		12/1/2025	NR		700	757,232
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(e)	600	589,332
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB		775	889,064
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2021	NR		670	705,095
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2022	NR		700	743,141
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2023	NR		740	788,751
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(e)	400	413,016
St Paul Hsg–Healtheast	5.25%		11/15/2028	NR		650	692,354
Tarrant Co Cultural–Buckingham Sr Lvg	4.50%		11/15/2021	CC	(e)	855	727,682
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		410	408,212
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		1,575	1,581,300
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2023	BBB-	(e)	230	251,103
WA HFC–Lea Hill Proj†	3.20%		7/1/2021	NR		395	393,444
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		750	748,642
WI Hlth & Ed–Tomah Hosp	2.65%		11/1/2020	NR		1,125	1,116,877
WI PFA–Bancroft Neurohealth†	4.00%		6/1/2020	NR		635	646,246
Total							49,053,690

Housing 2.34%
MA DFA–Newbridge†	3.50%		10/1/2022	BB+	(e)	600	612,810
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		940	979,800
NC Hsg Fin Agy	4.00%		7/1/2047	Aa1		960	1,001,654
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA		1,475	1,573,486
NYC IDA–Yankee Stadium (FGIC)	3.77% (CPI Based	)#	3/1/2021	Baa1		480	483,029
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+		1,010	1,044,320

114	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Housing (continued)
Phoenix IDA–ASU Std Hsg	5.00%	7/1/2026	Baa3		$640	$717,062
Total						6,412,161

Lease Obligations 2.89%
Comm of PA COPS	5.00%	7/1/2024	A2		300	333,621
KY Ppty & Bldgs Commn–Proj #112	5.00%	11/1/2024	A1		1,000	1,118,050
NJ EDA–Sch Facs	5.00%	12/15/2019	BBB+		700	721,847
NJ EDA–Sch Facs	5.00%	9/1/2020	BBB+		405	424,185
NJ EDA–Sch Facs	5.00%	3/1/2023	BBB+		1,470	1,588,761
NJ EDA–Sch Facs	5.00%	6/15/2023	BBB+		3,135	3,400,817
NJ EDA–Sch Facs	5.50%	9/1/2021	BBB+		320	340,640
Total						7,927,921

Other Revenue 4.92%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%	8/15/2026	NR		250	246,958
CA Muni Fin–Northbay Hlthcare	5.00%	11/1/2023	BBB-		450	491,440
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2025	BBB-		150	165,905
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2026	BBB-		150	166,977
CA Sch Fin Auth–Green Dot Charter†	5.00%	8/1/2027	BBB-		160	179,074
Central Plains–Goldman Sachs	5.25%	12/1/2021	A3		620	672,520
Chester Co IDA–Collegium Charter Sch	3.70%	10/15/2022	NR		1,000	1,002,860
Cleveland Co Port Auth–Playhouse Sq	5.00%	12/1/2028	BB+		1,450	1,557,981
FL Charter Foundation†	4.00%	7/15/2026	NR		850	827,747
FL DFC–Renaissance Chtr Sch†	5.00%	6/15/2025	NR		140	143,352
FL DFC–Renaissance Chtr Sch	7.625%	6/15/2041	BB	(e)	250	271,240
Florence Twn IDA–Legacy Trad Sch	5.00%	7/1/2023	Ba1		200	208,220
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022	BBB		500	512,070
Houston Hi Ed–Cosmos Fndtn	5.875%	5/15/2021	BBB		415	437,559
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%	4/1/2022	BBB		2,270	2,564,033
Main St Nat Gas–Ml	5.00%	3/15/2022	A-		1,050	1,132,687
Maricopa Co IDA–Paradise Schools†	2.875%	7/1/2021	BB+		380	376,667
Phoenix IDA–Basis Schs†	3.00%	7/1/2020	BB		115	113,742
Phoenix IDA–Legacy Tradtl Schs†	3.00%	7/1/2020	Ba1		180	178,241
Plymouth Ed Ctr Charter Sch	5.125%	11/1/2018	B-		365	363,974
PR Elec Pwr Auth(f)	5.00%	7/1/2018	NR		50	32,750
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	BBB+		235	262,373
TEAC–Goldman Sachs	5.25%	9/1/2023	A3		425	473,102
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2027	A3		250	270,623

See Notes to Financial Statements.	115

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2026	A3	$350	$379,883
UT Charter Sch Fin Auth–Freedom Academy†	3.625%		6/15/2021	NR	285	281,700
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB+	175	180,668
Total						13,494,346

Special Tax 2.67%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba1	1,005	1,061,531
Allentown Neighborhood Impt†	5.00%		5/1/2023	Ba1	250	266,063
Celebration Pointe CDD†	4.00%		5/1/2022	NR	350	355,068
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	765	766,545
NYC IDA–Yankee Stadium (FGIC)	3.83% (CPI Based	)#	3/1/2026	Baa1	300	295,650
Peninsula Town Center†	4.00%		9/1/2023	NR	220	225,412
Peninsula Town Center†	4.50%		9/1/2028	NR	680	715,000
Plaza Met Dist #1†	5.00%		12/1/2018	NR	1,500	1,506,270
Scranton RDA GTD	5.00%		11/15/2021	BB+	500	512,585
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	256,724	(i)
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	200	198,292
Sparks Tourism Impt Dist†	6.75%		6/15/2028	Ba3	150	150,120
Village CDD #12	2.875%		5/1/2021	NR	495	497,732
Village CDD #12†	3.25%		5/1/2023	NR	500	501,850
Total						7,308,842

Tax Revenue 2.01%
Casino Reinv Dev Auth	5.00%		11/1/2020	BBB+	520	545,756
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	350	377,804
Gtr Wenatchee Regl Events Ctr	4.125%		9/1/2021	NR	485	491,436
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2020	BB+	580	607,939
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BB+	1,095	1,169,219
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BB+	1,110	1,113,274
Met Pier & Expo Auth–McCormick Place (NPFGC) (FGIC)	5.50%		12/15/2023	Baa2	490	533,399
NJ EDA–Cigarette Tax	5.00%		6/15/2021	BBB+	500	530,435
PR Corp Sales Tax(f)	5.00%		8/1/2022	Ca	100	84,250
PR Corp Sales Tax(f)	5.50%		8/1/2023	Ca	125	61,563
Total						5,515,075

Tobacco 8.62%
Buckeye Tobacco	5.125%		6/1/2024	B-	4,930	4,888,391
Buckeye Tobacco	5.375%		6/1/2024	B-	2,625	2,624,895

116	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
CA Co Tobacco Sec–LA Co	5.45%		6/1/2028	B2	$1,000	$1,004,160
Golden St Tobacco	3.50%		6/1/2036	BBB	1,500	1,502,055
Inland Empire Tobacco	5.00%		6/1/2021	NR	230	230,083
Inland Empire Tobacco	5.75%		6/1/2026	NR	515	539,519
MI Tob Settlement	5.125%		6/1/2022	B-	1,235	1,233,481
MI Tob Settlement	5.25%		6/1/2022	B-	35	35,000
Nassau Co Tobacco	5.25%		6/1/2026	B-	475	475,062
NJ EDA–Cigarette Tax	5.00%		6/15/2022	BBB+	985	1,061,396
PA Tob Settlement	5.00%		6/1/2023	A1	760	837,140
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A	775	850,454
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	2,010	1,991,649
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+	3,175	3,170,142
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2027	A	200	229,654
TSASC	5.00%		6/1/2022	BB+	1,250	1,338,325
Westchester Tobacco Asset Sec Corp	5.00%		6/1/2022	A	1,500	1,628,820
Total						23,640,226

Transportation 5.64%
AL Port Auth AMT (AGM)	5.00%		10/1/2023	AA	520	568,688
Chicago GO	4.00%		1/1/2019	BBB+	180	180,918
Chicago Water	5.00%		11/1/2020	A	305	320,866
Foothill / Eastern Corridor Toll Rd	5.50%	#(c)	1/15/2053	A-	500	557,100
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB	1,405	1,500,975
Houston Arpt–Continental Airlines AMT	4.50%		7/1/2020	BB	450	462,861
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB	2,000	2,083,520
MA Port Auth–Delta Airlines AMT (AMBAC)	4.152% (Auction Rate Based	)#	1/1/2031	NR	1,000	1,000,000
MA Port Auth–Delta Airlines AMT (AMBAC)	5.20%		1/1/2020	NR	35	35,293
MD EDC–CNX Consol Energy	5.75%		9/1/2025	BB-	1,435	1,488,827
MD EDC–Maryland Port	5.125%		6/1/2020	NR	355	369,019
NJ EDA–Port Newark AMT	5.00%		10/1/2021	Ba1	1,000	1,063,420
NY Trans Dev Corp–Delta AMT	5.00%		1/1/2024	Baa3	5,000	5,497,250
PR Hwy & Trans Auth(f)	5.50%		7/1/2024	C	45	11,025
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA	225	230,067
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	75	76,531
Total						15,446,360

See Notes to Financial Statements.	117

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 12.48%
Burke Co Dev–Oglethorpe Power	3.00%	#(c)	11/1/2045	A-	$1,535	$1,520,187
Chicago Wastewater	5.00%		1/1/2023	A	370	403,607
City of Rockport Poll Ctl–IN MI Pwr	3.05%		6/1/2025	A-	1,000	997,580
CO Public Auth–ML	6.125%		11/15/2023	A-	1,855	2,114,904
Detroit Sewer	5.00%		7/1/2022	A+	235	255,969
Farmington Poll Ctl–NM Pub Svc	2.125%	#(c)	6/1/2040	BBB+	500	489,170
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	2,495	2,453,508
Jefferson Co Sewer	5.00%		10/1/2021	BBB-	1,300	1,380,899
KY Muni Pwr–Prairie State Proj	3.45%	#(c)	9/1/2042	A-	850	840,659
NM Muni Energy Acq Auth–RBC	2.166% (1 Mo. LIBOR* .67 + .75%	)#	11/1/2039	Aa2	750	750,653
Northern CA Gas–Morgan Stanley	2.286% (3 Mo. LIBOR* .67 + .72%	)#	7/1/2027	A3	1,000	978,540
PEAK Energy–BP	4.00%	#(c)	1/1/2049	A1	1,850	1,953,526
PR Aqueduct & Swr Auth	4.25%		7/1/2025	Ca	575	544,094
PR Elec Pwr Auth(f)	4.10%		7/1/2019	Ca	240	156,600
PR Elec Pwr Auth(f)	4.25%		7/1/2020	Ca	320	208,800
PR Elec Pwr Auth(f)	5.25%		7/1/2027	Ca	2,630	1,729,225
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA	145	151,242
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2019	Baa2	645	655,636
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2	100	100,795
SE AL Gas Dist–Goldman Sachs	4.00%	#(c)	4/1/2049	A3	1,500	1,576,275
TEAC–Goldman Sachs	4.00%	#(c)	11/1/2049	A3	3,000	3,154,800
TEAC–Goldman Sachs	5.00%		2/1/2020	BBB+	480	496,872
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2021	A3	1,070	1,152,486
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	1,800	1,937,394
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2022	A-	1,515	1,671,893
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2025	A-	230	262,649
WV EDA–Appalachian Pwr	2.625%	#(c)	12/1/2042	A-	750	747,000
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3	3,060	2,939,864
WV EDA–Wheeling Pwr AMT	3.00%	#(c)	6/1/2037	A-	2,600	2,592,304
Total						34,217,131
Total Investments in Securities 97.18% (cost $265,583,621)						266,397,503
Cash and Other Assets in Excess of Liabilities(h) 2.82%						7,717,259
Net Assets 100.00%						$274,114,762

118	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2018

Open Futures Contracts at September 30, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	December 2018	28	Short	$ (3,171,169)	$ (3,149,344)	$21,825
U.S. 2-Year Treasury Note	December 2018	69	Short	(14,572,899)	(14,540,672)	32,227
Total Unrealized Appreciation on Open Futures Contracts						$54,052

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Treasury Note	December 2018	11	Short	$(1,303,309)	$(1,306,594)	$(3,285)

Note: See Footnotes to Schedule of Investments on page 144 of this report.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$7,052,118	$256,724	$7,308,842
Remaining Industries	–	259,088,661	–	259,088,661
Total	$–	$266,140,779	$256,724	$266,397,503

Other Financial Instruments
Futures Contracts
Assets	$54,052	$–	$–	$54,052
Liabilities	(3,285)	–	–	(3,285)
Total	$50,767	$–	$–	$50,767

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$619,112
Accrued Discounts (Premiums)	(2,191)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(1,981)
Purchases	–
Sales	–
Transfers into Level 3	260,896
Transfers out of Level 3	(619,112)
Balance as of September 30, 2018	$256,724
Change in unrealized appreciation/depreciation for year ended September 30, 2018 related to Level 3 investments held at September 30, 2018	$(1,981)

See Notes to Financial Statements.	119

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.00%

Corporate-Backed 0.35%
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,020	$1,051,885

Education 6.10%
CA Dev Auth–Culinary Institute	5.00%	7/1/2036	Baa2	400	437,828
CA Dev Auth–Culinary Institute	5.00%	7/1/2041	Baa2	380	411,658
CA Dev Auth–Culinary Institute	5.00%	7/1/2046	Baa2	455	491,318
CA Ed Facs–ArtCenter College of Design	5.00%	12/1/2044	Baa1	1,500	1,684,155
CA Ed Facs–Chapman Univ	5.00%	4/1/2040	A2	1,000	1,102,990
CA Ed Facs–Santa Clara Univ	4.00%	4/1/2048	NR	1,205	1,235,667
CA Ed Facs–Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,119,150
CA Ed Facs–Univ of Redlands	5.00%	10/1/2038	A3	1,000	1,107,200
CA Fin Auth–Biola Univ	5.00%	10/1/2029	Baa1	330	363,152
CA Fin Auth–Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,445,142
CA MFA–Univ of La Verne	5.00%	6/1/2043	A3	1,000	1,106,500
CA Muni Fin–Biola Univ	5.00%	10/1/2032	Baa1	400	456,240
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR	500	525,330
CA Sch Fin Auth–KIPP LA†	5.00%	7/1/2045	BBB	540	577,886
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,155,330
Univ of CA	5.25%	5/15/2047	AA	2,000	2,309,900
Univ of CA	5.25%	5/15/2058	AA	1,500	1,729,995
Total					18,259,441

General Obligation 21.45%
Albany CA USD	4.00%	8/1/2046	Aa3	1,000	1,029,110
Banning Unified Sch Dist (AGM)	5.25%	8/1/2042	AA	1,115	1,277,567
CA State GO	4.00%	9/1/2035	AA-	1,145	1,216,803
CA State GO	5.00%	9/1/2029	AA-	485	526,123
CA State GO	5.00%	2/1/2032	AA-	2,000	2,172,780
CA State GO	5.00%	2/1/2033	AA-	1,000	1,085,720
CA State GO	5.00%	8/1/2038	AA-	1,565	1,774,913
CA State GO	5.25%	10/1/2029	AA-	1,500	1,550,160
CA State GO	5.25%	8/1/2032	AA-	2,500	2,898,500
CA State GO	5.25%	10/1/2032	AA-	4,000	4,365,360
CA State GO	5.25%	4/1/2035	AA-	3,000	3,288,330
CA State GO	5.25%	10/1/2039	Aa3	500	574,305
CA State GO	5.50%	3/1/2040	AA-	2,000	2,096,200
CA State GO	6.50%	4/1/2033	AA-	1,605	1,641,048

120	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
Centinela UHSD (BAM)	4.00%	8/1/2052	AA		$1,615	$1,632,927
Grossmont UHSD	5.00%	8/1/2043	Aa2		1,250	1,380,538
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		2,000	744,000
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA		2,000	2,306,480
Irvine Unified School District	5.50%	9/1/2035	Aa1		1,060	1,304,171
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2056	AA		1,000	1,103,510
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,090,880
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,275,374
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,145,120
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,028,270
New Haven USD	4.00%	8/1/2047	NR		2,325	2,380,567
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,134,820
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa		1,325	534,041
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa		2,000	669,620
Orange USD	4.00%	8/1/2047	AA		1,000	1,017,880
PR Comwlth GO(f)	6.00%	7/1/2039	Ca		2,000	1,185,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3		1,640	640,879
San Benito HSD	Zero Coupon	8/1/2042	Aa3		1,795	669,140
San Benito HSD	Zero Coupon	8/1/2043	Aa3		2,600	924,378
San Francisco Arpt AMT	5.25%	5/1/2042	A+		1,000	1,129,510
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,156,040
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Baa3		1,000	1,093,340
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA		1,750	2,021,092
San Rafael HSD	4.50%	8/1/2042	AA		1,150	1,249,901
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa2		750	794,033
Simi Valley GO	4.00%	8/1/2046	Aa3		1,065	1,097,749
Southwestern Community College Dist	Zero Coupon	8/1/2041	Aa2		1,100	426,382
Stockton USD	5.00%	8/1/2031	A+		2,000	2,286,840
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,133,660
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,285,820
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		2,705	1,849,111
Total						64,187,992

Health Care 13.90%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	A-	(e)	1,060	1,122,975
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,075,050
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA		110	120,318
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,079,000

See Notes to Financial Statements.	121

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Adventist Health System–West	5.00%	3/1/2048	A		$2,750	$3,073,648
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,072,850
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,098,280
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,080,150
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A+		2,000	2,186,940
CA Hlth–Dignity Hlth	5.50%	7/1/2025	A		1,200	1,203,600
CA Hlth–Providence St. Joes Hlth	4.00%	10/1/2047	AA-		1,230	1,250,221
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,177,260
CA Hlth–Sutter Hlth	4.00%	11/15/2042	AA-		1,000	1,016,800
CA Hlth Auth–Cedars-Sinai Med Ctr	5.00%	8/15/2034	Aa3		1,000	1,148,290
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,246,890
CA Muni Fin–Channing House Pjt	5.00%	5/15/2047	AA-		2,000	2,254,540
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	540,465
CA Muni Fin–Senior Cartias Pjt	4.00%	8/15/2037	BBB		1,000	1,002,190
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,361,400
CA Stwde–American Baptist	5.00%	10/1/2045	BBB+	(e)	1,000	1,070,590
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CC		460	389,261
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	846,478
CA Stwde–Huntington Memorial Hosp	4.00%	7/1/2048	A-		1,000	1,007,190
CA Stwde–John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,002,490
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,050	2,233,024
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		1,010	1,085,134
CA Stwde–Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,125	1,214,134
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(e)	1,000	1,049,790
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(e)	635	668,039
Palomar Hlth	5.00%	11/1/2039	BBB		1,450	1,551,297
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,257,580
Univ of CA	4.00%	5/15/2047	AA-		1,000	1,027,140
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,091,060
Total						41,604,074

Housing 1.94%
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB+		1,000	1,098,960
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	533,790
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,107,280
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,355	1,482,262
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,582,005
Total						5,804,297

122	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations 3.66%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+	$1,000	$1,090,860
CA Pub Wks–Lease Rev	5.00%	10/1/2029	A+	1,000	1,186,140
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+	2,000	2,206,680
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+	1,000	1,082,170
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+	3,000	3,122,700
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA	2,295	2,273,519
Total					10,962,069

Other Revenue 3.61%
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,114,525
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,153,680
CA Infra & Econ Dev–Walt Disney Museum	4.00%	2/1/2035	A+	1,000	1,041,240
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-	1,000	1,067,430
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	1,090	1,090,817
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	1,000	1,053,090
CA Sch Fin Auth–Green Dot Charter†(d)	5.00%	8/1/2038	Baa3	1,000	1,082,930
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600	649,380
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	1,250	1,537,550
Total					10,790,642

Special Tax 6.93%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	547,305
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,125,390
CA Reassmt Dist 17/1 Orange	5.00%	9/2/2029	A	400	478,024
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,463,860
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	536,700
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	1,000	1,088,410
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,002,303
Orange Co CFD	5.25%	8/15/2045	NR	1,000	1,094,490
Poway USD PFA (BAM)	5.00%	9/1/2035	AA	1,790	1,989,549
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	500	532,460
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,095,240
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,061,830
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	1,000	1,055,930
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,113,660
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,560,885
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	500	539,680
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	NR	500	521,760

See Notes to Financial Statements.	123

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	NR	$500	$523,450
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,667,359
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,510	1,741,574
Total					20,739,859

Tax Revenue 1.71%
PR Corp Sales Tax(f)	5.00%	8/1/2024	Ca	1,000	492,500
PR Corp Sales Tax(f)	5.25%	8/1/2041	Ca	1,525	751,063
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A	1,000	1,097,130
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,651,410
Tustin CFD 06–1-Tust Leg/Colum Vil	5.00%	9/1/2037	BBB+	1,000	1,108,210
Total					5,100,313

Tobacco 4.64%
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	906,250
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	2,700	473,040
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,128,760
Golden St Tobacco	5.00%	6/1/2047	NR	1,250	1,280,575
Golden St Tobacco	5.00%	6/1/2047	NR	1,260	1,290,819
Golden St Tobacco	5.25%	6/1/2047	NR	1,250	1,297,075
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	3,000	140,700
Inland Empire Tobacco	5.00%	6/1/2021	NR	820	820,295
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,072,119
LA Co Tobacco	Zero Coupon	6/1/2046	NR	2,140	307,283
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,115	1,120,095
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB	980	1,003,589
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR	5,000	1,362,350
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	2,000	125,840
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	2,500	419,225
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	2,500	318,975
Sthrn CA Tobacco	5.00%	6/1/2037	BB+	805	808,679
Total					13,875,669

Transportation 21.94%
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	1,500	1,640,445
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+	1,000	1,089,280
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA	1,425	1,597,069
Bay Area Toll Auth	4.00%	4/1/2038	AA-	2,000	2,068,480

124	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Bay Area Toll Auth	5.00%		4/1/2056	AA		$2,000	$2,220,420
CA Muni Fin Auth–LINXS AMT	4.00%		12/31/2047	BBB+	(e)	3,385	3,338,829
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2043	BBB+	(e)	3,600	3,936,600
CA Muni Fin Auth–LINXS AMT	5.00%		12/31/2047	BBB+	(e)	1,000	1,090,100
CA Muni Fin Auth–LINXS AMT	5.00%		6/1/2048	BBB+	(e)	575	629,372
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-		1,500	822,555
Foothill / Eastern Corridor Toll Rd	3.95%	#(c)	1/15/2053	A-		2,470	2,406,422
Foothill / Eastern Corridor Toll Rd	5.50%	#(c)	1/15/2053	A-		250	278,550
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	A-		1,835	2,074,137
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-		4,285	4,945,061
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-		3,060	3,524,875
Long Beach Harbor AMT	5.00%		5/15/2028	AA		1,000	1,137,890
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA		1,000	1,092,850
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2045	AA		1,195	1,303,004
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	AA-		1,000	1,093,230
Los Angeles Dept Arpts–LAX AMT	5.25%		5/15/2048	AA-		2,000	2,280,180
Los Angeles Harbor AMT	5.00%		8/1/2036	AA		1,000	1,110,170
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,317,050
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	BBB		1,000	693,070
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB		1,500	1,648,050
Sacramento Co Arpt	5.00%		7/1/2041	A		1,130	1,263,600
San Diego Arpt AMT	5.00%		7/1/2047	NR		2,000	2,198,940
San Diego Arpt AMT	5.00%		7/1/2027	A+		1,000	1,102,260
San Francisco Arpt AMT	5.00%		5/1/2027	A+		1,430	1,525,424
San Francisco Arpt AMT	5.00%		5/1/2040	A+		1,500	1,640,955
San Francisco Muni Trans Agy	4.00%		3/1/2042	AA		1,125	1,154,914
San Francisco Port AMT	5.00%		3/1/2030	A1		1,415	1,543,595
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A-		1,000	1,109,530
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	A-		4,585	4,940,337
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB+		930	1,007,423
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2		1,200	587,964
San Jose Arpt AMT	5.00%		3/1/2047	A		2,380	2,610,908
San Jose Arpt AMT	6.25%		3/1/2034	A		1,500	1,644,990
Total							65,668,529

See Notes to Financial Statements.	125

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 12.77%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	$500	$563,290
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,500	1,720,500
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa3	1,000	1,025,940
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	841,695
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	767,329
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	565,052
Long Beach Nat Gas–ML	2.98% (3 Mo. LIBOR* .67 + 1.43%	)#	11/15/2026	A-	1,000	1,009,480
Long Beach Nat Gas–ML	5.25%		11/15/2020	A-	1,505	1,592,440
Long Beach Nat Gas–ML	5.50%		11/15/2037	A-	2,140	2,691,564
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	AA	1,500	1,748,475
Los Angeles DWAP–Wtr Sys	5.00%		7/1/2032	AA+	1,000	1,171,410
Los Angeles Wastewater	4.00%		6/1/2042	NR	1,500	1,552,170
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,125,090
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	2,305	3,160,846
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	1,000	1,371,300
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+	2,500	3,493,050
Northern CA Gas–Morgan Stanley	2.286% (3 Mo. LIBOR* .67 + .72%	)#	7/1/2027	A3	2,050	2,006,007
PR Elec Pwr Auth(f)	5.25%		7/1/2024	Ca	255	167,663
PR Elec Pwr Auth(f)	5.25%		7/1/2033	Ca	115	75,613
PR Elec Pwr Auth(f)	7.00%		7/1/2040	Ca	450	297,000
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,015,320
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-	1,000	1,086,730
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA	1,500	1,551,945
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA	1,000	1,120,510
Southern CA Pub Pwr Auth–Goldman Sachs	3.04% (3 Mo. LIBOR* .67 + 1.47%	)#	11/1/2038	A3	470	442,585
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3	3,110	3,636,958
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA	1,000	1,125,500
Valley Co Wtr Dist	4.50%		1/1/2048	NR	1,225	1,295,719
Total						38,221,181
Total Municipal Bonds (cost $288,319,381)						296,265,951

126	See Notes to Financial Statements.

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2018

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 0.40%

Variable Rate Demand Notes 0.40%

General Obligation
CA State GO (cost $1,200,000)	1.20%	10/1/2018	5/1/2034	AA+	$1,200	$1,200,000
Total Investments in Securities 99.40% (cost $289,519,381)						297,465,951
Cash and Other Assets in Excess of Liabilities 0.60%						1,794,633
Net Assets 100.00%						$299,260,584

Note: See Footnotes to Schedule of Investments on page 144 of this report.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$296,265,951	$–	$296,265,951
Short-Term Investments
Variable Rate Demand Notes	–	1,200,000	–	1,200,000
Total	$–	$297,465,951	$–	$297,465,951

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

See Notes to Financial Statements.	127

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.30%

Corporate-Backed 4.48%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$267,185
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB	1,425	1,539,627
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB	320	320,538
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB	350	384,265
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	77,224
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	108,929
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	190	207,349
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,383,746
Total					4,288,863

Education 8.50%
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	325	367,390
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	435	493,116
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	420	480,950
NJ Ed Facs–Rider Univ	5.00%	7/1/2047	Baa2	500	529,375
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	852,792
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	573,485
NJ Ed Facs–William Patterson Univ	5.00%	7/1/2024	A2	295	330,385
NJ EDA–Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	541,995
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	610	625,341
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,073,040
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	815,940
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	355,950
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	564,810
Seton Hall Univ	5.00%	7/1/2034	A-	325	361,543
Seton Hall Univ	5.00%	7/1/2036	A-	150	165,788
Total					8,131,900

Financial Services 0.24%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	225,282

General Obligation 7.48%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	546,990
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	500	540,975
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	400	402,752
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,340	1,398,330
Jersey City GO	5.00%	11/1/2033	AA-	115	131,881

128	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Jersey City GO	5.00%	11/1/2037	AA-	$100	$112,908
New Jersey St Various Purp	5.00%	6/1/2027	A-	185	209,098
Newark Hsg Auth–Port Newark	4.00%	1/1/2037	AA-	500	514,870
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2042	A-	400	440,736
NJ State GO	5.00%	6/1/2023	A-	350	386,820
NJ State GO	5.00%	6/1/2027	A-	680	777,478
PR Comwlth GO(f)	5.375%	7/1/2030	Ca	1,000	580,000
PR Comwlth GO(f)	5.625%	7/1/2032	Ca	100	58,000
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,060,800
Total					7,161,638

Health Care 11.93%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	537,415
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	533,880
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	457,878
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	252,446
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	105	120,321
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	100	114,120
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	352,659
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	723,056
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	605	699,979
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	250	287,377
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	542,505
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	277,030
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	500	551,705
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,113,880
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A+	500	557,375
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	A+	1,000	1,127,720
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	A+	825	916,575
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100	110,311
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	750	790,807
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB	245	270,086
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,083,150
Total					11,420,275

Housing 1.31%
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,058,700
NJ Hsg and Mtg Fin Auth AMT	3.80%	10/1/2032	AA	200	197,222
Total					1,255,922

See Notes to Financial Statements.	129

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations 21.19%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa3		$750	$781,207
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA		250	284,100
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA		250	283,145
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	137,174
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		210	228,092
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,035	1,101,892
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		500	535,365
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	460,815
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		500	529,455
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,450	1,568,378
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		210	229,106
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		500	545,045
NJ EDA–Sch Facs	4.00%	6/15/2030	BBB+		500	500,990
NJ EDA–Sch Facs	5.00%	3/1/2023	BBB+		110	118,887
NJ EDA–Sch Facs	5.00%	6/15/2024	BBB+		190	207,794
NJ EDA–Sch Facs	5.00%	3/1/2025	BBB+		195	209,670
NJ EDA–Sch Facs	5.00%	3/1/2026	BBB+		1,260	1,349,951
NJ EDA–Sch Facs	5.00%	6/15/2026	BBB+		125	137,443
NJ EDA–Sch Facs	5.00%	11/1/2027	BBB+		90	100,347
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+		240	255,305
NJ EDA–Sch Facs	5.00%	6/15/2029	A-	(e)	500	554,240
NJ EDA–Sch Facs	5.00%	6/15/2030	BBB+		130	139,231
NJ EDA–Sch Facs	5.00%	6/15/2031	BBB+		525	560,605
NJ EDA–Sch Facs	5.00%	6/15/2034	BBB+		205	217,280
NJ EDA–Sch Facs	5.00%	3/1/2035	BBB+		725	755,537
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+		570	614,038
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(e)	300	318,450
NJ EDA–Sch Facs	5.25%	9/1/2026	BBB+		405	425,380
NJ EDA–Transit Proj	5.00%	11/1/2025	BBB+		500	555,265
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2038	BBB+		500	537,960
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	BBB+		1,130	1,170,951
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,500	838,935
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	379,790
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+		735	759,659
NJ Trans Trust Fund	5.00%	6/15/2030	A+		500	551,295
NJ Trans Trust Fund	5.00%	6/15/2031	A+		400	439,052
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+		270	282,752

130	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	$1,230	$1,290,811
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	205	220,297
PR Infra Fin Auth–Mepsi Campus(f)	6.50%	10/1/2037	NR	500	101,250
Total					20,276,939

Other Revenue 0.76%
Middlesex Co Impt Auth–Heldrich Ctr(f)	6.25%	1/1/2037	NR	1,300	13,650
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	359,846
NJ EDA–Sch Facs	5.00%	3/1/2027	BBB+	330	351,740
Total					725,236

Special Tax 0.81%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	778,120

Tax Revenue 5.15%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	515	549,428
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	533,685
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,408,850
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	565,147
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	845	904,082
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	351,998
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	126,578
PR Corp Sales Tax(f)	5.00%	8/1/2035	Ca	1,000	492,500
Total					4,932,268

Tobacco 4.64%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,090,005
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB+	125	134,413
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BBB	2,000	2,112,880
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,099,320
Total					4,436,618

Transportation 25.41%
DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	341,694
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,102,316
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,203,910
Delaware River Port Auth	5.00%	1/1/2024	A-	360	393,455
Delaware River Port Auth	5.00%	1/1/2028	A	525	585,590
Delaware River Port Auth	5.00%	1/1/2034	A	505	558,065
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	250	290,923

See Notes to Financial Statements.	131

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NJ EDA–Port Newark AMT	5.00%	10/1/2047	Ba1	$750	$793,418
NJ Tpk Auth	5.00%	1/1/2027	A2	100	116,899
NJ Tpk Auth	5.00%	1/1/2030	NR	510	587,632
NJ Tpk Auth	5.00%	1/1/2030	A+	500	582,405
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,424,705
NJ Tpk Auth	5.00%	1/1/2033	A+	540	620,509
NJ Tpk Auth	5.00%	1/1/2034	A+	510	565,850
NJ Tpk Auth	5.00%	1/1/2034	A+	535	606,369
NJ Tpk Auth	5.00%	1/1/2035	A+	500	558,465
NJ Tpk Auth	5.00%	1/1/2037	NR	300	338,814
NJ Tpk Auth	5.00%	1/1/2040	A+	100	112,177
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	973,580
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,111,160
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,187,506
Port Auth NY & NJ	4.00%	9/1/2043	AA-	850	871,692
Port Auth NY & NJ	5.00%	12/1/2025	AA-	865	957,927
Port Auth NY & NJ	5.00%	10/15/2026	AA-	530	616,115
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	574,425
Port Auth NY & NJ	5.00%	11/15/2033	AA-	500	578,385
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	569,960
Port Auth NY & NJ	5.00%	7/15/2038	AA-	400	457,896
Port Auth NY & NJ	5.00%	11/15/2047	AA-	550	620,323
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	160	173,411
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	80	86,564
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	488,524
Port Auth NY & NJ AMT	5.00%	9/15/2029	AA-	100	115,286
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	564,270
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	350	396,151
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,098,650
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	533,520
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	554,047
Total					24,312,588

Utilities 5.40%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	435,364
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	108,752
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,027,250
NJ Infra Bank–NJ–Am Wtr Co AMT	4.00%	9/1/2047	AAA	1,000	1,005,940

132	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
NJ Tpk Auth	5.00%	1/1/2031	A+	$500	$579,770
Passaic Valley Swr (NPFGC)(FGIC)	2.50%	12/1/2032	A3	745	648,619
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	150	144,937
PR Elec Pwr Auth(f)	5.00%	7/1/2037	Ca	110	72,325
PR Elec Pwr Auth(f)	5.75%	7/1/2036	Ca	75	49,313
PR Elec Pwr Auth(f)	7.00%	7/1/2040	Ca	100	66,000
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,031,990
Total					5,170,260
Total Municipal Bonds (cost $94,418,377)					93,115,909

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

SHORT-TERM INVESTMENTS 1.10%

Variable Rate Demand Notes 1.10%

Health Care
NJ Hlth–Virtua Hlth	1.40%	10/1/2018	7/1/2043	AA+	950	950,000
NJ Hlth–Virtua Hlth	1.50%	10/1/2018	7/1/2043	AA+	100	100,000
Total						1,050,000
Total Short-Term Investments (cost $1,050,000)						1,050,000
Total Investments in Securities 98.40% (cost $95,468,377)						94,165,909
Cash and Other Assets in Excess of Liabilities(h) 1.60%						1,533,739
Net Assets 100.00%						$95,699,648

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2018	4	Short	$(576,462)	$(562,000)	$14,462

Note: See Footnotes to Schedule of Investments on page 144 of this report.

See Notes to Financial Statements.	133

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2018

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$93,115,909	$–	$93,115,909
Short-Term Investments
Variable Rate Demand Notes	–	1,050,000	–	1,050,000
Total	$–	$94,165,909	$–	$94,165,909

Other Financial Instruments
Futures Contracts
Assets	$14,462	$–	$–	$14,462
Liabilities	–	–	–	–
Total	$14,462	$–	$–	$14,462

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

134	See Notes to Financial Statements.

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.49%

Corporate-Backed 9.29%
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$270,468
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	250	265,815
JFK IAT–American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,636,325
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A3	5,485	6,675,245
Liberty Dev Corp–Goldman Sachs	5.50%	10/1/2037	A3	2,225	2,781,962
Niagara Area Dev Corp–Covanta AMT†	4.75%	11/1/2042	B1	1,750	1,751,347
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	5,975	6,217,226
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	500	589,780
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,099,824
NY Liberty Dev Corp–BoA Tower	5.625%	7/15/2047	AA	2,685	2,804,375
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,030	1,054,833
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,825	1,934,755
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,525	1,525,961
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	1,025	1,182,010
Total					31,789,926

Education 11.21%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,469,272
Build NYC Res Corp–Manhattan Clg	5.00%	8/1/2033	A-	1,125	1,267,661
Build NYC Res Corp–NY Law	5.00%	7/1/2041	BBB-	1,000	1,053,950
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A2	1,000	1,089,660
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	825	845,848
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2033	Baa2	200	220,908
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2041	Baa2	200	216,662
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2046	Baa2	275	296,951
Dutchess Co LDC–Vassar College	5.00%	7/1/2034	Aa3	250	285,315
Hempstead Town LDC–Hofstra Univ	5.00%	7/1/2042	A	500	554,475
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2034	BBB	825	904,480
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2037	BBB	630	683,336
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2039	BBB	500	540,400
Monroe Co IDA–Univ of Rochester	5.00%	7/1/2031	AA-	350	407,291
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205	224,487
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250	272,508
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	220	239,254
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB	200	216,880
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1	500	570,150

See Notes to Financial Statements.	135

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Education (continued)
NY Dorm–Barnard Clg	5.00%	7/1/2029	A1		$1,600	$1,822,368
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,044,720
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		550	617,430
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,072,550
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,187,600
NY Dorm–NYU	5.00%	7/1/2028	Aa2		1,000	1,185,790
NY Dorm–NYU	5.00%	7/1/2029	Aa2		1,000	1,177,240
NY Dorm–Pace Univ	4.00%	5/1/2022	NR		25	26,755
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		20	22,567
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		880	967,041
NY Dorm–Pratt Institute	5.00%	7/1/2034	A3		1,035	1,134,319
NY Dorm–Pratt Institute	5.00%	7/1/2039	A3		1,010	1,115,585
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	284,745
NY Dorm–St Johns Univ	5.00%	7/1/2037	A-		1,000	1,103,940
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	395,367
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	280,608
NY Dorm–The New School	5.00%	7/1/2028	A-		780	894,418
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(e)	1,500	1,598,175
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(e)	1,175	1,274,781
NY St Dorm Auth–PIT	5.00%	2/15/2041	AAA		3,000	3,369,660
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,092,590
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,781,910
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,380	1,539,197
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,022,950
Total						38,371,794

General Obligation 6.42%
Erie CO GO	5.00%	9/15/2028	AA-		275	312,793
Jefferson Co–Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,157,280
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,125,970
NYC GO	5.00%	8/1/2026	AA		1,750	2,015,965
NYC GO	5.00%	8/1/2026	AA		1,000	1,167,470
NYC GO	5.00%	8/1/2027	AA		1,700	1,940,941
NYC GO	5.00%	8/1/2027	AA		1,410	1,541,736
NYC GO	5.00%	8/1/2029	AA		3,000	3,477,090
NYC GO	5.00%	10/1/2034	AA		1,500	1,634,640
NYC GO	5.00%	10/1/2039	AA		1,000	1,128,920
NYC GO	5.00%	4/1/2045	AA		1,000	1,126,340

136	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
PR Comwlth GO(f)	5.00%	7/1/2027	Ca		$65	$38,513
PR Comwlth GO(f)	5.125%	7/1/2028	Ca		155	91,838
PR Comwlth GO(f)	5.375%	7/1/2030	Ca		4,185	2,427,300
PR Comwlth GO(f)	5.50%	7/1/2027	Ca		60	34,800
PR Comwlth GO(f)	6.125%	7/1/2033	Ca		170	98,600
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,662,356
Total						21,982,552

Health Care 9.85%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	340,308
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(e)	1,000	1,062,650
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	546,330
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,500	1,663,260
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,165
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	NR		250	278,295
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	690,513
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,251,402
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		375	405,049
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,120,280
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	522,345
NY Dorm–Mem Sloan Kettering	5.00%	7/1/2042	AA-		700	788,046
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(e)	750	761,857
NY Dorm–Montefiore	4.00%	8/1/2036	BBB		375	375,893
NY Dorm–Montefiore	4.00%	8/1/2037	BBB		1,650	1,641,288
NY Dorm–Montefiore	4.00%	8/1/2038	BBB		210	208,003
NY Dorm–Montefiore	5.00%	8/1/2033	BBB		200	223,880
NY Dorm–Montefiore	5.00%	8/1/2034	BBB		125	139,375
NY Dorm–Montefiore	5.00%	8/1/2035	BBB		200	222,124
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,119,810
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,126,240
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A-		790	890,314
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A-		760	852,621
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,111,010
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,112,819
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,038,510
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(e)	1,000	1,032,570
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		825	823,564
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	993,080

See Notes to Financial Statements.	137

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		$920	$975,007
Westchester CO Hlth Care	5.00%	11/1/2033	Baa2		1,000	1,081,590
Westchester CO Hlth Care	5.00%	11/1/2034	Baa2		900	969,363
Westchester Co Hlth Care	5.00%	11/1/2046	Baa2		1,500	1,578,420
Westchester CO Hlth Care	6.00%	11/1/2030	Baa2		110	117,455
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		40	42,719
Westchester CO Hlth Care	6.125%	11/1/2037	Baa2		145	154,857
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(e)	1,250	1,327,400
Total						33,688,412

Housing 0.62%
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,026,650
Westchester Co–SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,086,290
Total						2,112,940

Lease Obligations 6.83%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,038,435
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,216,404
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,777,652
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,073,220
Hudson Yards	5.00%	2/15/2031	Aa3		2,000	2,306,840
Hudson Yards	5.00%	2/15/2033	Aa3		1,060	1,210,785
Hudson Yards	5.00%	2/15/2042	Aa3		1,035	1,156,302
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,126,586
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,703,255
NY Dorm–PIT	5.00%	2/15/2039	AAA		1,000	1,120,300
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,076,420
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA		1,510	1,663,310
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA		1,425	1,531,006
NYC TFA–Bldg Aid	5.00%	7/15/2035	AA		2,005	2,272,848
PR Infra Fin Auth–Mepsi Campus(f)	6.50%	10/1/2037	NR		500	101,250
Total						23,374,613

Other Revenue 3.64%
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2030	BBB-		2,500	2,773,275
Brooklyn Arena LDC–Barclays Ctr	5.00%	7/15/2042	BBB-		3,000	3,203,100
Brooklyn Arena LDC–Barclays Ctr	6.00%	7/15/2030	AA+		5	5,263
Build NYC Res Corp–YMCA	5.00%	8/1/2040	A-		500	539,205
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-		1,370	1,440,993

138	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
NY Dorm–NYSARC Inc	5.125%		7/1/2030	Aa2	$2,000	$2,100,720
Utility Debt Sec Auth–LIPA	5.00%		12/15/2037	AAA	1,115	1,252,301
Yonkers EDC–Charter Sch Ed Excellence	6.25%		10/15/2040	BB+	1,100	1,135,299
Total						12,450,156

Special Tax 0.70%
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2031	BBB	2,075	2,080,001
NYC IDA–Yankee Stadium (FGIC)	3.83% (CPI Based	)#	3/1/2026	Baa1	315	310,432
Total						2,390,433

Tax Revenue 14.66%
Hudson Yards	5.75%		2/15/2047	AA-	1,030	1,109,475
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA	1,000	1,150,750
MTA NY–Dedicated Tax	5.25%		11/15/2031	AA	1,040	1,218,932
NY Dorm–PIT	5.00%		3/15/2027	AAA	1,250	1,428,737
NY Dorm–PIT	5.00%		2/15/2034	AAA	1,250	1,395,462
NY Dorm–PIT	5.00%		3/15/2036	AAA	2,000	2,236,000
NY Dorm–Sales Tax	5.00%		3/15/2026	AAA	1,000	1,151,980
NY Dorm–Sales Tax	5.00%		3/15/2043	AAA	2,025	2,269,154
NY St Dorm Auth–PIT	5.00%		2/15/2042	AAA	2,055	2,306,532
NY UDC–PIT	4.00%		3/15/2047	NR	1,650	1,677,324
NY UDC–PIT	5.00%		12/15/2028	AAA	3,500	3,523,100
NY UDC–PIT	5.00%		3/15/2033	AAA	2,010	2,213,352
NY UDC–PIT	5.00%		3/15/2035	AAA	1,000	1,124,850
NY UDC–PIT	5.00%		3/15/2036	AAA	1,500	1,660,980
NY UDC–PIT	5.00%		3/15/2040	NR	1,000	1,124,230
NYC TFA	4.00%		5/1/2043	AAA	1,000	1,019,130
NYC TFA–Future Tax	4.00%		8/1/2039	AAA	1,000	1,026,160
NYC TFA–Future Tax	5.00%		2/1/2027	AAA	1,500	1,595,220
NYC TFA–Future Tax	5.00%		11/1/2030	AAA	2,000	2,307,120
NYC TFA–Future Tax	5.00%		11/1/2032	AAA	1,500	1,720,545
NYC TFA–Future Tax	5.00%		5/1/2034	AAA	125	127,050
NYC TFA–Future Tax	5.00%		5/1/2035	AAA	1,230	1,396,923
NYC TFA–Future Tax	5.00%		8/1/2037	AAA	1,800	1,999,638
NYC TFA–Future Tax	5.00%		8/1/2040	Aa1	2,530	2,844,656
NYC TFA–Future Tax	5.00%		8/1/2041	Aa1	1,500	1,684,125
NYC TFA–Future Tax	5.00%		8/1/2042	AAA	2,290	2,593,906
NYC TFA–Future Tax	5.00%		2/1/2043	AAA	2,460	2,743,343

See Notes to Financial Statements.	139

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
NYC TFA–Future Tax	5.00%	5/1/2043	AAA	$1,125	$1,257,953
PR Corp Sales Tax(f)	5.75%	8/1/2037	Ca	4,600	2,265,500
Total					50,172,127

Tobacco 4.15%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	424,640
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	303,100
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	1,973,566
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,450	384,038
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,424,071
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	A-	1,175	1,263,924
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,350,635
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	750	785,850
TSASC	5.00%	6/1/2034	A-	1,000	1,093,240
TSASC	5.00%	6/1/2035	A-	200	218,028
TSASC	5.00%	6/1/2036	A-	100	108,706
TSASC	5.00%	6/1/2041	BBB+	300	321,087
TSASC	5.00%	6/1/2048	NR	2,700	2,739,636
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+	1,750	1,807,347
Total					14,197,868

Transportation 23.86%
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2034	A+	600	680,508
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2036	A+	695	782,334
MTA NY	5.00%	11/15/2023	A1	2,455	2,708,945
MTA NY	5.00%	11/15/2023	A1	1,000	1,113,020
MTA NY	5.00%	11/15/2027	A1	350	402,126
MTA NY	5.00%	11/15/2028	A1	705	821,713
MTA NY	5.00%	11/15/2028	A1	675	793,341
MTA NY	5.00%	11/15/2028	A1	2,025	2,364,856
MTA NY	5.00%	11/15/2029	A1	1,500	1,692,000
MTA NY	5.00%	11/15/2033	A1	1,000	1,139,110
MTA NY	5.00%	11/15/2041	A1	1,000	1,098,820
MTA NY	5.25%	11/15/2028	A1	3,740	4,325,011
MTA NY	5.25%	11/15/2029	A1	1,000	1,151,590
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	1,000	1,098,540
NY Bridge Auth	4.00%	1/1/2027	Aa3	1,000	1,047,430
NY Trans Dev Corp–Delta AMT	4.00%	1/1/2036	Baa3	3,410	3,393,018

140	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2033	Baa3	$3,680	$4,060,659
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2034	Baa3	1,500	1,648,980
NY Trans Dev Corp–Delta AMT	5.00%	1/1/2036	Baa3	2,295	2,504,166
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,167,368
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,300	8,845,061
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,629,960
NY Twy Auth	5.00%	1/1/2032	A	150	173,015
NY Twy Auth	5.00%	1/1/2032	A	1,750	1,952,177
NY Twy Auth	5.00%	1/1/2036	A	1,760	1,931,442
Port Auth NY & NJ	4.00%	12/1/2022	AA-	1,560	1,665,097
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,414,025
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	170	175,547
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	Baa1	295	315,712
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	875	948,343
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,287,639
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA	$225	239,713
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	430,436
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,733,993
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,615	1,710,463
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,340,812
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,000	1,154,510
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	1,000	1,160,860
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	1,850	2,087,799
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,395	2,710,805
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,636,035
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,124,770
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,111,950
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,331,375
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-	365	401,942
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-	2,000	2,031,900
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,711,553
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	582,775
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	699,330
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,129,800
Total					81,662,374

See Notes to Financial Statements.	141

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities 7.26%
Guam Pwr Auth	5.00%	10/1/2020	BBB	$500	$522,910
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	532,305
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	435,008
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,093,030
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,206,120
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,098,520
Long Island Power Auth	5.00%	9/1/2047	A-	510	567,304
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,041,180
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,863,253
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,706,395
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	1,940,838
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,499,120
NYC Muni Water	5.00%	6/15/2040	AA+	1,250	1,418,475
NYC Muni Water	5.00%	6/15/2046	AA+	1,500	1,679,415
NYC Muni Water	5.00%	6/15/2048	AA+	1,000	1,123,800
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,728,420
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,140,630
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Ca	445	429,981
PR Elec Pwr Auth(f)	5.75%	7/1/2036	Ca	1,250	821,875
Total					24,848,579
Total Municipal Bonds (cost $339,502,434)					337,041,774

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.35%

Variable Rate Demand Notes 0.35%

Tax Revenue 0.06%
NYC TFA–Future Tax	1.73%	10/1/2018	11/1/2022	AAA	200	200,000

Utilities 0.29%
NYC Muni Water	1.73%	10/1/2018	8/1/2031	AAA	1,000	1,000,000
Total Short-Term Investments (cost $1,200,000)						1,200,000
Total Investments in Securities 98.84% (cost $340,702,434)						338,241,774
Cash and Other Assets in Excess of Liabilities(h) 1.16%						3,979,367
Net Assets 100.00%						$342,221,141

142	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2018

Open Futures Contracts at September 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2018	24	Short	$(3,450,450)	$(3,372,000)	$78,450

Note: See Footnotes to Schedule of Investments on page 144 of this report.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$337,041,774	$–	$337,041,774
Short-Term Investments
Variable Rate Demand Notes	–	1,200,000	–	1,200,000
Total	$–	$338,241,774	$–	$338,241,774

Other Financial Instruments
Futures Contracts
Assets	$78,450	$–	$–	$78,450
Liabilities	–	–	–	–
Total	$78,450	$–	$–	$78,450

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2018.

See Notes to Financial Statements.	143

Footnotes to Schedules of Investments

September 30, 2018

AMT	Income from this security may be subject to Alternative Minimum Tax.
Auction Rate Based	Rates reset based on auctions, typically every 7,14, 28 or 35 days.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index Yield
NR	Not Rated.
TCRS	Transferable Custodial Receipts.
*	Non-income producing security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2018.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	This investment has been rated by Fitch IBCA.
(f)	Defaulted security (non-income producing security).
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Stub Rights issued in connection with a plan of reorganization.
(k)	Security is perpetual and has no stated maturity date.
(l)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
SIFMA	Securities Industry and Financial Markets Association
XLCA	XL Capital Assurance, Inc.

144	See Notes to Financial Statements.

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Statements of Assets and Liabilities

September 30, 2018

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$1,385,398,395	$4,073,617,786	$174,634,445
Investments in securities, at fair value	$1,380,992,055	$4,102,872,892	$177,602,259
Cash	1,137,893	1,175,714	111,980
Deposits with brokers for futures collateral	–	–	–
Receivables:
Interest	11,978,374	50,973,778	2,274,186
Investment securities sold	1,080,000	25,834,225	2,331,034
Capital shares sold	4,322,514	14,875,803	859,548
From advisor (See Note 3)	7,251	–	40,802
Variation margin for futures contracts	–	–	–
Prepaid expenses and other assets	45,313	105,636	39,819
Total assets	1,399,563,400	4,195,838,048	183,259,628
LIABILITIES:
Payables:
Investment securities purchased	38,933,893	12,444,283	4,049,845
Trust certificates (See Note 2(h))	–	1,250,000	–
Capital shares reacquired	3,402,810	6,496,390	1,509,424
Management fee	379,213	1,329,061	76,372
12b-1 distribution plan	264,005	1,014,531	34,272
To bank	–	–	–
Directors’ fees	292,586	538,175	22,528
Fund administration	44,613	137,383	6,110
Interest expense and fees (See Note 2(h))	–	3,602	–
Variation margin on futures contracts	–	–	–
Distributions payable	1,940,277	9,353,108	488,573
Accrued expenses	187,282	463,765	55,860
Total liabilities	45,444,679	33,030,298	6,242,984
Net Assets	$1,354,118,721	$4,162,807,750	$177,016,644
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,378,530,484	$4,160,793,863	$179,408,794
Total distributable earnings (loss)	(24,411,763)	2,013,887	(2,392,150)
Net Assets	$1,354,118,721	$4,162,807,750	$177,016,644

146	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,947,954,740	$2,124,645,700	$265,583,621	$289,519,381	$95,468,377	$340,702,434
$1,987,309,359	$2,147,814,124	$266,397,503	$297,465,951	$94,165,909	$338,241,774
–	1,255,825	564,370	480,397	498,832	371,670
230,000	400,200	62,330	–	9,200	55,200

25,064,570	30,291,688	3,431,566	3,658,430	1,199,993	4,177,494
34,877,115	17,518,656	915,404	351,014	–	121,044
7,099,396	10,297,976	5,790,329	854,688	241,888	1,134,591
–	–	54,638	–	3,779	–
15,639	27,234	–	–	626	3,757
56,464	58,571	32,680	20,315	15,704	20,192
2,054,652,543	2,207,664,274	277,248,820	302,830,795	96,135,931	344,125,722

30,981,683	17,094,374	1,510,952	1,345,936	–	–
26,250,000	9,250,000	–	–	–	–
3,040,922	5,792,219	775,204	1,083,949	75,476	757,910
696,038	836,532	89,370	111,573	35,361	127,379
544,781	463,113	45,463	79,422	24,794	104,927
2,517,400	–	–	–	–	–
469,403	315,020	10,519	99,313	32,275	102,856
65,500	71,324	8,937	9,918	3,143	11,323
221,890	42,217	–	–	–	–
–	–	627	–	–	–
5,459,219	6,931,192	634,846	770,233	221,273	727,626
244,457	383,403	58,140	69,867	43,961	72,560
70,491,293	41,179,394	3,134,058	3,570,211	436,283	1,904,581
$1,984,161,250	$2,166,484,880	$274,114,762	$299,260,584	$95,699,648	$342,221,141

$1,950,486,532	$2,258,693,434	$275,164,212	$291,432,393	$98,330,584	$344,953,841
33,674,718	(92,208,554)	(1,049,450)	7,828,191	(2,630,936)	(2,732,700)
$1,984,161,250	$2,166,484,880	$274,114,762	$299,260,584	$95,699,648	$342,221,141

See Notes to Financial Statements.	147

Statements of Assets and Liabilities (concluded)

September 30, 2018

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$621,382,953	$1,496,393,378	$118,600,981
Class C Shares	$106,988,540	$432,890,782	$22,338,126
Class F Shares	$507,084,503	$1,680,363,913	$27,695,319
Class F3 Shares	$19,702,789	$24,227,067	$3,109,442
Class I Shares	$98,959,936	$528,932,610	$5,272,776
Outstanding shares by class*:
Class A Shares	40,283,482	141,186,001	7,532,181
Class C Shares	6,935,610	40,895,410	1,419,015
Class F Shares	32,871,231	158,589,885	1,758,948
Class F3 Shares	1,276,610	2,284,699	197,264
Class I Shares	6,413,568	49,897,624	334,669
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.43	$10.60	$15.75
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.79	$10.84	$16.11
Class C Shares-Net asset value	$15.43	$10.59	$15.74
Class F Shares-Net asset value	$15.43	$10.60	$15.75
Class F3 Shares-Net asset value	$15.43	$10.60	$15.76
Class I Shares-Net asset value	$15.43	$10.60	$15.76

*	Lord Abbett Municipal Income Fund, Inc. has 7,305,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 1,300,001,000 to Short Duration, 1,630,000,000 to Intermediate, 200,000,000 to AMT Free, 650,000,000 to National, 1,325,000,000 to High Yield, 1,300,000,000 to Short Duration High Yield and 300,000,000 to each of California, New Jersey and New York (As of September 30, 2018).

148	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,484,380,972	$1,217,482,265	$121,804,267	$197,080,482	$79,108,068	$249,146,801
$131,630,764	$309,743,214	$8,850,669	$33,792,950	–	$39,550,504
$299,777,158	$517,484,347	$109,579,992	$49,601,470	$15,243,464	$44,093,435
$21,498,932	$13,248,674	$3,811,670	$3,949,465	$138,974	$896,269
$46,873,424	$108,526,380	$30,068,164	$14,836,217	$1,209,142	$8,534,132

133,566,314	102,088,521	8,064,132	18,324,088	16,112,126	22,494,579
11,831,587	25,964,597	585,853	3,140,705	–	3,575,887
26,995,424	43,358,671	7,255,022	4,612,014	3,104,823	3,977,433
1,935,369	1,113,094	252,291	367,320	28,273	80,876
4,219,468	9,116,407	1,990,346	1,380,549	246,005	770,019

$11.11	$11.93	$15.10	$10.76	$4.91	$11.08

$11.37	$12.20	$15.45	$11.01	$5.02	$11.34
$11.13	$11.93	$15.11	$10.76	–	$11.06
$11.10	$11.93	$15.10	$10.75	$4.91	$11.09
$11.11	$11.90	$15.11	$10.75	$4.92	$11.08
$11.11	$11.90	$15.11	$10.75	$4.92	$11.08

See Notes to Financial Statements.	149

Statements of Operations

For the Year Ended September 30, 2018

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$29,603,098	$139,794,358	$7,459,380
Total investment income	29,603,098	139,794,358	7,459,380
Expenses:
Management fee	5,272,082	16,566,151	992,840
12b-1 distribution plan-Class A	1,395,438	3,133,731	252,161
12b-1 distribution plan-Class B	–	1,867	–
12b-1 distribution plan-Class C	992,532	4,027,720	196,383
12b-1 distribution plan-Class F	548,512	1,708,468	41,354
12b-1 distribution plan-Class T	21	21	–
Interest expense and fees (See Note 2(h))	–	24,941	–
Shareholder servicing	602,686	2,228,293	104,735
Fund administration	583,182	1,713,723	79,427
Registration	208,662	292,731	80,696
Professional	82,917	133,112	44,843
Reports to shareholders	47,919	213,017	11,528
Directors’ fees	44,707	134,775	6,058
Custody	18,920	42,596	4,573
Other	86,833	132,212	24,357
Gross expenses	9,884,411	30,353,358	1,838,955
Expense reductions (See Note 9)	(25,655)	(76,925)	(3,489)
Fees waived and expenses reimbursed (See Note 3)	(364,307)	–	(552,501)
Net expenses	9,494,449	30,276,433	1,282,965
Net investment income	20,108,649	109,517,925	6,176,415
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(7,795,422)	(14,308,835)	(867,207)
Net realized gain (loss) on futures contracts	(299,370)	–	–
Net change in unrealized appreciation/depreciation on investments	(13,270,732)	(89,742,337)	(3,364,125)
Net change in unrealized appreciation/depreciation on futures contracts	229,841	–	–
Net realized and unrealized gain (loss)	(21,135,683)	(104,051,172)	(4,231,332)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,027,034)	$5,466,753	$1,945,083

150	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$82,068,815	$103,984,402	$8,167,584	$11,887,178	$3,371,065	$11,787,001
82,068,815	103,984,402	8,167,584	11,887,178	3,371,065	11,787,001

8,600,031	9,974,877	964,850	1,386,421	423,240	1,610,781
2,998,976	2,340,355	211,976	399,143	159,568	516,696
1,874	–	–	–	–	–
1,242,190	2,859,448	78,031	333,951	–	392,318
309,296	493,344	97,582	50,968	13,008	43,619
–	21	–	–	–	–
524,390	184,376	–	–	–	–
1,016,420	1,071,538	141,951	130,183	45,689	163,444
811,476	847,488	96,485	123,238	37,621	143,181
144,995	187,872	100,312	72,136	60,336	72,780
125,643	634,856	47,301	43,440	39,458	44,025
93,111	100,904	19,318	15,114	8,182	18,193
61,426	63,799	7,070	9,338	2,855	10,895
21,859	26,992	7,466	5,359	4,572	7,104
91,187	113,485	23,316	30,637	14,229	38,993
16,042,874	18,899,355	1,795,658	2,599,928	808,758	3,062,029
(36,422)	(38,401)	(4,462)	(5,519)	(1,694)	(6,437)
–	–	(560,859)	–	(51,406)	–
16,006,452	18,860,954	1,230,337	2,594,409	755,658	3,055,592
66,062,363	85,123,448	6,937,247	9,292,769	2,615,407	8,731,409

3,897,992	(11,857,007)	(2,668,840)	1,667,368	1,341,024	894,187
(231,976)	(289,980)	193,477	2,482	24,480	100,413

(48,840,654)	22,734,587	(201,305)	(7,534,201)	(2,433,499)	(9,055,078)

56,437	383,405	(42,816)	–	9,466	43,475
(45,118,201)	10,971,005	(2,719,484)	(5,864,351)	(1,058,529)	(8,017,003)

$20,944,162	$96,094,453	$4,217,763	$3,428,418	$1,556,878	$714,406

See Notes to Financial Statements.	151

Statements of Changes in Net Assets

	Short Duration
DECREASE IN NET ASSETS	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Operations:
Net investment income	$20,108,649	$19,162,548
Net realized loss on investments and futures contracts	(8,094,792)	(6,109,913)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(13,040,891)	(13,706,530)
Net increase (decrease) in net assets resulting from operations	(1,027,034)	(653,895)
Distributions to shareholders(1):
Class A	(9,605,897)	(9,578,779)
Class B	–	–
Class C	(938,411)	(743,049)
Class F	(8,092,579)	(8,044,902)
Class F3	(233,196)	(3,468)
Class I	(1,201,020)	(801,939)
Class P	–	–
Class T	(106)	(18)
Total distributions to shareholders	(20,071,209)	(19,172,155)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	561,558,316	569,345,545
Reinvestment of distributions	11,562,159	10,441,208
Cost of shares reacquired	(803,306,228)	(1,066,600,104)
Net decrease in net assets resulting from capital share transactions	(230,185,753)	(486,813,351)
Net decrease in net assets	(251,283,996)	(506,639,401)
NET ASSETS:
Beginning of year	$1,605,402,717	$2,112,042,118
End of year	$1,354,118,721	$1,605,402,717
Undistributed net investment income	$– (2)	$613,529

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

(2)	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

152	See Notes to Financial Statements.

Intermediate		AMT Free
For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017

$109,517,925	$107,236,040	$6,176,415	$6,541,721
(14,308,835)	(26,010,073)	(867,207)	(556,347)

(89,742,337)	(99,190,327)	(3,364,125)	(7,454,041)
5,466,753	(17,964,360)	1,945,083	(1,468,667)

(39,655,549)	(42,531,827)	(3,935,319)	(4,080,025)
(3,018)	(22,986)	–	–
(9,390,724)	(10,691,636)	(592,796)	(635,379)
(44,868,051)	(45,100,244)	(1,326,996)	(1,692,624)
(569,663)	(5,867)	(100,940)	(18,709)
(13,599,387)	(8,660,233)	(146,187)	(31,215)
–	(362)	–	–
(204)	(38)	–	–
(108,086,596)	(107,013,193)	(6,102,238)	(6,457,952)

1,304,640,436	1,385,813,399	45,161,760	68,187,517
76,238,092	74,247,298	5,170,839	5,173,547
(1,505,458,002)	(1,904,802,189)	(77,147,848)	(110,411,393)

(124,579,474)	(444,741,492)	(26,815,249)	(37,050,329)
(227,199,317)	(569,719,045)	(30,972,404)	(44,976,948)

$4,390,007,067	$4,959,726,112	$207,989,048	$252,965,996
$4,162,807,750	$4,390,007,067	$177,016,644	$207,989,048
$– (2)	$11,784,301	$– (2)	$538,622

See Notes to Financial Statements.	153

Statements of Changes in Net Assets (continued)

	National
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Operations:
Net investment income	$66,062,363	$65,986,505
Net realized gain (loss) on investments and futures contracts	3,666,016	(379,665)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(48,784,217)	(61,913,311)
Net increase in net assets resulting from operations	20,944,162	3,693,529
Distributions to shareholders(1):
Class A	(48,683,027)	(49,106,645)
Class B	(4,433)	(45,457)
Class C	(3,971,879)	(4,722,055)
Class F	(10,317,066)	(10,695,906)
Class F3	(670,025)	(7,280)
Class I	(1,632,706)	(494,695)
Class P	–	–
Class T	–	–
Total distributions to shareholders	(65,279,136)	(65,072,038)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	404,201,012	426,343,420
Reinvestment of distributions	56,368,934	55,291,788
Cost of shares reacquired	(467,482,957)	(505,373,209)
Net increase (decrease) in net assets resulting from capital share transactions	(6,913,011)	(23,738,001)
Net increase (decrease) in net assets	(51,247,985)	(85,116,510)
NET ASSETS:
Beginning of year	$2,035,409,235	$2,120,525,745
End of year	$1,984,161,250	$2,035,409,235
Undistributed net investment income	$– (2)	$7,088,560

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

(2)	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

154	See Notes to Financial Statements.

High Yield		Short Duration High Yield
For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017

$85,123,448	$88,757,960	$6,937,247	$4,682,844
(12,146,987)	14,678,076	(2,475,363)	(215,071)

23,117,992	(78,397,517)	(244,121)	(414,286)
96,094,453	25,038,519	4,217,763	4,053,487

(46,372,740)	(47,931,441)	(2,857,095)	(1,849,250)
–	–	–	–
(11,674,662)	(14,018,179)	(181,800)	(169,772)
(20,010,480)	(20,748,171)	(2,723,455)	(1,877,459)
(464,184)	(18,366)	(88,273)	(1,753)
(3,960,291)	(2,558,989)	(742,670)	(462,689)
–	(575)	–	–
(333)	(62)	–	–
(82,482,690)	(85,275,783)	(6,593,293)	(4,360,923)

601,913,158	673,191,149	153,832,011	172,890,905
68,725,921	67,859,450	6,504,730	4,287,689
(688,187,684)	(784,054,998)	(94,570,957)	(77,872,902)

(17,548,605)	(43,004,399)	65,765,784	99,305,692
(3,936,842)	(103,241,663)	63,390,254	98,998,256

$2,170,421,722	$2,273,663,385	$210,724,508	$111,726,252
$2,166,484,880	$2,170,421,722	$274,114,762	$210,724,508
$– (2)	$23,735,334	$– (2)	$473,875

See Notes to Financial Statements.	155

Statements of Changes in Net Assets (concluded)

	California
DECREASE IN NET ASSETS	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017
Operations:
Net investment income	$9,292,769	$9,517,734
Net realized gain on investments and futures contracts	1,669,850	2,456,943
Net change in unrealized appreciation/depreciation on investments and futures contracts	(7,534,201)	(14,469,130)
Net increase (decrease) in net assets resulting from operations	3,428,418	(2,494,453)
Distributions to shareholders(1):
Class A	(6,061,320)	(6,439,726)
Class C	(982,612)	(1,209,435)
Class F	(1,596,140)	(1,590,506)
Class F3	(97,582)	(1,126)
Class I	(444,831)	(152,461)
Total distributions to shareholders	(9,182,485)	(9,393,254)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	70,594,849	78,299,416
Reinvestment of distributions	7,898,316	7,898,666
Cost of shares reacquired	(83,423,286)	(111,353,440)
Net decrease in net assets resulting from capital share transactions	(4,930,121)	(25,155,358)
Net decrease in net assets	(10,684,188)	(37,043,065)
NET ASSETS:
Beginning of year	$309,944,772	$346,987,837
End of year	$299,260,584	$309,944,772
Undistributed (distributions in excess of) net investment income	$– (2)	$277,419

(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

(2)	The SEC eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

156	See Notes to Financial Statements.

New Jersey		New York
For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017

$2,615,407	$2,913,276	$8,731,409	$9,394,652
1,365,504	740,449	994,600	5,441,777

(2,424,033)	(4,053,738)	(9,011,603)	(18,267,395)
1,556,878	(400,013)	714,406	(3,430,966)

(2,188,429)	(2,585,701)	(6,461,211)	(7,033,823)
–	–	(896,394)	(1,143,763)
(370,252)	(283,734)	(1,131,071)	(1,113,838)
(3,575)	(148)	(22,087)	(133)
(33,722)	(7,306)	(185,897)	(47,119)
(2,595,978)	(2,876,889)	(8,696,660)	(9,338,676)

22,512,530	15,071,007	50,935,807	65,995,400
2,104,213	2,279,036	6,618,290	7,113,817
(28,743,319)	(21,090,867)	(77,224,892)	(118,053,999)

(4,126,576)	(3,740,824)	(19,670,795)	(44,944,782)
(5,165,676)	(7,017,726)	(27,653,049)	(57,714,424)

$100,865,324	$107,883,050	$369,874,190	$427,588,614
$95,699,648	$100,865,324	$342,221,141	$369,874,190

$– (2)	$(33,231)	$– (2)	$(408,685)

See Notes to Financial Statements.	157

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
9/30/2018	$15.64	$0.21	$(0.20)	$0.01	$(0.22)	$ –	$(0.22)
9/30/2017	15.76	0.17	(0.12)	0.05	(0.17)	–	(0.17)
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	–	(0.17)
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	–	(0.16)
9/30/2014	15.71	0.19	0.10	0.29	(0.19)	(0.01)	(0.20)
Class C
9/30/2018	15.64	0.12	(0.21)	(0.09)	(0.12)	–	(0.12)
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	–	(0.07)
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	–	(0.07)
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	–	(0.06)
9/30/2014	15.71	0.09	0.10	0.19	(0.09)	(0.01)	(0.10)
Class F
9/30/2018	15.64	0.23	(0.21)	0.02	(0.23)	–	(0.23)
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	–	(0.18)
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	–	(0.18)
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	–	(0.17)
9/30/2014	15.71	0.20	0.10	0.30	(0.20)	(0.01)	(0.21)
Class F3
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	–	(0.25)
4/4/2017 to 9/30/2017(d)	15.56	0.10	0.09	0.19	(0.10)	–	(0.10)
Class I
9/30/2018	15.65	0.25	(0.22)	0.03	(0.25)	–	(0.25)
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	–	(0.20)
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	–	(0.20)
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	–	(0.19)
9/30/2014	15.71	0.22	0.10	0.32	(0.22)	(0.01)	(0.23)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

158	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
		Total	Total
		expenses	expenses
		after	after
		waivers	waivers
		and/or reim-	and/or reim-
Net		bursements	bursements			Net
asset		(includes	(excludes		Net	assets,	Portfolio
value,	Total	interest	interest	Total	investment	end of	turnover
end of	return(b)	expense)(c)	expense)(c)	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(%)	(000)	(%)

$15.43	0.04	0.65	0.65	0.68	1.38	$ 621,383	55
15.64	0.26	0.65	0.65	0.71	1.08	777,769	23
15.76	1.27	0.65	0.65	0.71	1.08	1,060,240	23
15.74	0.63	0.65	0.65	0.70	1.02	1,056,101	26
15.80	1.85	0.64	0.64	0.70	1.19	1,231,268	28

15.43	(0.57)	1.26	1.26	1.29	0.77	106,989	55
15.64	(0.36)	1.27	1.27	1.33	0.47	138,173	23
15.77	0.65	1.27	1.27	1.33	0.47	180,900	23
15.74	0.01	1.27	1.27	1.33	0.39	200,818	26
15.80	1.20	1.28	1.28	1.34	0.55	237,782	28

15.43	0.14	0.55	0.55	0.58	1.48	507,085	55
15.64	0.35	0.55	0.55	0.61	1.18	641,013	23
15.77	1.37	0.55	0.55	0.61	1.18	803,775	23
15.74	0.73	0.55	0.55	0.60	1.11	724,280	26
15.80	1.95	0.54	0.54	0.60	1.29	775,914	28

15.43	0.19	0.43	0.43	0.44	1.63	19,703	55
15.65	1.23 (e)	0.43 (f)	0.43 (f)	0.49 (f)	1.30 (f)	947	23

15.43	0.17	0.45	0.45	0.47	1.60	98,960	55
15.65	0.52	0.45	0.45	0.51	1.28	47,491	23
15.77	1.47	0.45	0.45	0.51	1.27	67,127	23
15.74	0.83	0.45	0.45	0.50	1.20	44,295	26
15.80	2.04	0.44	0.44	0.50	1.38	82,953	28

See Notes to Financial Statements.	159

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

					Distributions to
		Investment Operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
9/30/2018	$10.85	$0.27	$(0.25)	$0.02	$(0.27)	$ –	$(0.27)
9/30/2017	11.10	0.27	(0.26)	0.01	(0.26)	– (d)	(0.26)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)	(0.29)
9/30/2015	10.83	0.31	(0.04)	0.27	(0.30)	–	(0.30)
9/30/2014	10.49	0.32	0.41	0.73	(0.32)	(0.07)	(0.39)
Class C
9/30/2018	10.84	0.21	(0.26)	(0.05)	(0.20)	–	(0.20)
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	– (d)	(0.19)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)	(0.22)
9/30/2015	10.82	0.24	(0.04)	0.20	(0.23)	–	(0.23)
9/30/2014	10.48	0.25	0.41	0.66	(0.25)	(0.07)	(0.32)
Class F
9/30/2018	10.85	0.28	(0.25)	0.03	(0.28)	–	(0.28)
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	– (d)	(0.27)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)	(0.30)
9/30/2015	10.83	0.32	(0.04)	0.28	(0.31)	–	(0.31)
9/30/2014	10.49	0.33	0.41	0.74	(0.33)	(0.07)	(0.40)
Class F3
9/30/2018	10.86	0.30	(0.26)	0.04	(0.30)	–	(0.30)
4/4/2017 to 9/30/2017(e)	10.66	0.13	0.21	0.34	(0.14)	– (d)	(0.14)
Class I
9/30/2018	10.85	0.30	(0.26)	0.04	(0.29)	–	(0.29)
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	– (d)	(0.28)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)	(0.31)
9/30/2015	10.84	0.33	(0.05)	0.28	(0.32)	–	(0.32)
9/30/2014	10.49	0.34	0.42	0.76	(0.34)	(0.07)	(0.41)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.

160	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:
		Total	Total
		expenses	expenses
		after	after
		waivers	waivers
		and/or reim-	and/or reim-
Net		bursements	bursements			Net
asset		(includes	(excludes		Net	assets,	Portfolio
value,	Total	interest	interest	Total	investment	end of	turnover
end of	return(b)	expense)(c)	expense)(c)	expenses	income	period	rate
period	(%)	(%)	(%)	(%)	(%)	(000)	(%)

$10.60	0.20	0.70	0.70	0.70	2.57	$1,496,393	23
10.85	0.18	0.70	0.70	0.70	2.46	1,650,235	23
11.10	5.53	0.70	0.70	0.70	2.62	2,000,225	8
10.80	2.52	0.71	0.71	0.71	2.84	1,592,318	12
10.83	7.09	0.70	0.70	0.71	3.04	1,485,143	19

10.59	(0.42)	1.32	1.32	1.32	1.95	432,891	23
10.84	(0.45)	1.33	1.33	1.33	1.84	540,427	23
11.09	4.87	1.33	1.33	1.33	2.00	657,981	8
10.79	1.89	1.33	1.33	1.33	2.22	564,502	12
10.82	6.42	1.34	1.34	1.35	2.40	559,156	19

10.60	0.30	0.60	0.60	0.60	2.66	1,680,364	23
10.85	0.28	0.60	0.60	0.60	2.55	1,861,797	23
11.10	5.63	0.60	0.60	0.60	2.72	1,983,052	8
10.80	2.62	0.61	0.61	0.61	2.94	1,447,425	12
10.83	7.20	0.60	0.60	0.60	3.13	1,092,546	19

10.60	0.34	0.46	0.46	0.46	2.80	24,227	23
10.86	3.16 (f)	0.46 (g)	0.46 (g)	0.46 (g)	2.52 (g)	441	23

10.60	0.40	0.50	0.50	0.50	2.77	528,933	23
10.85	0.38	0.50	0.50	0.50	2.66	336,447	23
11.10	5.74	0.50	0.50	0.50	2.79	316,391	8
10.80	2.63	0.51	0.51	0.51	3.02	164,325	12
10.84	7.41	0.50	0.50	0.50	3.23	68,985	19

See Notes to Financial Statements.	161

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
9/30/2018	$16.07	$0.50	$(0.32)	$0.18	$(0.50)	$15.75
9/30/2017	16.54	0.49	(0.47)	0.02	(0.49)	16.07
9/30/2016	15.84	0.52	0.69	1.21	(0.51)	16.54
9/30/2015	15.89	0.54	(0.06)	0.48	(0.53)	15.84
9/30/2014	15.03	0.59	0.85	1.44	(0.58)	15.89
Class C
9/30/2018	16.07	0.40	(0.33)	0.07	(0.40)	15.74
9/30/2017	16.53	0.39	(0.47)	(0.08)	(0.38)	16.07
9/30/2016	15.84	0.42	0.68	1.10	(0.41)	16.53
9/30/2015	15.88	0.44	(0.05)	0.39	(0.43)	15.84
9/30/2014	15.03	0.48	0.85	1.33	(0.48)	15.88
Class F
9/30/2018	16.07	0.52	(0.33)	0.19	(0.51)	15.75
9/30/2017	16.53	0.51	(0.47)	0.04	(0.50)	16.07
9/30/2016	15.84	0.53	0.69	1.22	(0.53)	16.53
9/30/2015	15.89	0.55	(0.06)	0.49	(0.54)	15.84
9/30/2014	15.03	0.60	0.85	1.45	(0.59)	15.89
Class F3
9/30/2018	16.09	0.54	(0.34)	0.20	(0.53)	15.76
4/4/2017 to 9/30/2017(d)	15.73	0.25	0.36	0.61	(0.25)	16.09
Class I
9/30/2018	16.08	0.54	(0.33)	0.21	(0.53)	15.76
9/30/2017	16.54	0.52	(0.46)	0.06	(0.52)	16.08
9/30/2016	15.85	0.56	0.68	1.24	(0.55)	16.54
9/30/2015	15.90	0.56	(0.05)	0.51	(0.56)	15.85
9/30/2014	15.04	0.62	0.85	1.47	(0.61)	15.90

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

162	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:

	Total	Total
	expenses	expenses
	after	after
	waivers	waivers
	and/or reim-	and/or reim-
	bursements	bursements			Net
	(includes	(excludes		Net	assets,	Portfolio
Total	interest	interest	Total	investment	end of	turnover
return(b)	expense)(c)	expense)(c)	expenses	income	period	rate
(%)	(%)	(%)	(%)	(%)	(000)	(%)

1.12	0.60	0.60	0.88	3.16	$118,601	35
0.17	0.60	0.60	0.88	3.09	131,608	28
7.76	0.60	0.60	0.87	3.20	151,250	9
3.04	0.60	0.60	0.89	3.38	107,977	21
9.76	0.60	0.60	0.90	3.83	92,711	51

0.43	1.23	1.23	1.51	2.53	22,338	35
(0.40)	1.24	1.24	1.52	2.46	25,039	28
7.03	1.23	1.23	1.51	2.58	28,731	9
2.46	1.24	1.24	1.53	2.75	21,349	21
8.97	1.27	1.27	1.56	3.15	20,596	51

1.22	0.50	0.50	0.78	3.25	27,695	35
0.33	0.50	0.50	0.78	3.19	47,880	28
7.80	0.50	0.50	0.77	3.25	72,030	9
3.14	0.50	0.50	0.79	3.47	27,849	21
9.87	0.50	0.50	0.80	3.91	24,429	51

1.29	0.36	0.36	0.64	3.38	3,109	35
3.77 (e)	0.36 (f)	0.36 (f)	0.65 (f)	3.15 (f)	2,171	28

1.32	0.40	0.40	0.68	3.37	5,273	35
0.37	0.40	0.40	0.68	3.27	1,292	28
7.98	0.40	0.40	0.68	3.41	955	9
3.24	0.40	0.40	0.70	3.55	732	21
9.97	0.40	0.40	0.69	4.00	169	51

See Notes to Financial Statements.	163

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
9/30/2018	$11.36	$0.37	$(0.25)	$ 0.12	$(0.37)	$11.11
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
Class C
9/30/2018	11.37	0.30	(0.24)	0.06	(0.30)	11.13
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
Class F
9/30/2018	11.35	0.38	(0.25)	0.13	(0.38)	11.10
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
Class F3
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
4/4/2017 to 9/30/2017(d)	11.11	0.19	0.24	0.43	(0.19)	11.35
Class I
9/30/2018	11.35	0.39	(0.24)	0.15	(0.39)	11.11
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

164	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
	Total	Total
	expenses	expenses		Net
	(includes	(excludes	Net	assets,	Portfolio
Total	interest	interest	investment	end of	turnover
return(b)	expense)(c)	expense)(c)	income	period	rate
(%)	(%)	(%)	(%)	(000)	(%)

1.03	0.77	0.74	3.28	$1,484,381	32
0.43	0.76	0.74	3.34	1,496,723	31
7.68	0.77	0.74	3.52	1,591,375	16
3.16	0.77	0.75	3.61	1,404,309	29
10.87	0.78	0.75	4.09	1,423,250	45

0.49	1.39	1.36	2.66	131,631	32
(0.19)	1.39	1.37	2.72	164,380	31
6.91	1.39	1.37	2.90	198,789	16
2.61	1.40	1.38	2.98	172,774	29
10.17	1.41	1.39	3.46	174,469	45

1.12	0.67	0.64	3.37	299,777	32
0.53	0.66	0.64	3.43	333,595	31
7.78	0.67	0.64	3.59	318,012	16
3.25	0.67	0.65	3.70	186,722	29
10.98	0.67	0.65	4.15	151,265	45

1.34	0.53	0.50	3.50	21,499	32
3.80 (e)	0.52 (f)	0.50 (f)	3.50 (f)	16,732	31

1.31	0.57	0.54	3.48	46,873	32
0.63	0.56	0.54	3.49	23,240	31
7.77	0.57	0.54	3.60	9,658	16
3.34	0.57	0.55	3.77	2,442	29
11.07	0.57	0.55	4.14	1,679	45

See Notes to Financial Statements.	165

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
9/30/2018	$11.84	$0.48	$ 0.08	$0.56	$(0.47)	$11.93
9/30/2017	12.17	0.50	(0.34)	0.16	(0.49)	11.84
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54
9/30/2014	10.91	0.58	0.75	1.33	(0.55)	11.69
Class C
9/30/2018	11.84	0.41	0.08	0.49	(0.40)	11.93
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55
9/30/2014	10.92	0.51	0.74	1.25	(0.48)	11.69
Class F
9/30/2018	11.85	0.49	0.07	0.56	(0.48)	11.93
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55
9/30/2014	10.92	0.58	0.76	1.34	(0.57)	11.69
Class F3
9/30/2018	11.82	0.51	0.06	0.57	(0.49)	11.90
4/4/2017 to 9/30/2017(d)	11.79	0.24	0.03	0.27	(0.24)	11.82
Class I
9/30/2018	11.82	0.50	0.07	0.57	(0.49)	11.90
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53
9/30/2014	10.92	0.61	0.71	1.32	(0.57)	11.67

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

166	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
	Total	Total
	expenses	expenses
	after	after
	waivers	waivers
	and/or reim-	and/or reim-
	bursements	bursements			Net
	(includes	(excludes		Net	assets,	Portfolio
Total	interest	interest	Total	investment	end of	turnover
return(b)	expense)(c)	expense)(c)	expenses	income	period	rate
(%)	(%)	(%)	(%)	(%)	(000)	(%)

4.83	0.82	0.81	0.82	4.09	$1,217,482	30
1.41	0.80	0.79	0.80	4.31	1,182,782	30
10.28	0.80	0.79	0.80	4.71	1,273,114	16
3.36	0.84	0.83	0.87	4.82	1,141,428	31
12.54	0.91	0.90	0.91	5.12	1,160,471	33

4.18	1.44	1.43	1.44	3.48	309,743	30
0.79	1.43	1.42	1.43	3.70	380,228	30
9.51	1.42	1.41	1.42	4.09	441,499	16
2.81	1.47	1.46	1.50	4.20	397,615	31
11.74	1.54	1.53	1.54	4.50	408,459	33

4.84	0.72	0.71	0.72	4.18	517,484	30
1.51	0.70	0.69	0.70	4.39	540,945	30
10.39	0.70	0.69	0.70	4.80	490,913	16
3.55	0.74	0.73	0.77	4.92	404,172	31
12.54	0.81	0.80	0.81	5.17	393,166	33

4.98	0.58	0.57	0.58	4.30	13,249	30
4.11 (e)	0.56 (f)	0.56 (f)	0.56 (f)	4.09 (f)	1,750	30

4.94	0.62	0.61	0.62	4.27	108,526	30
1.57	0.60	0.59	0.60	4.42	64,707	30
10.41	0.60	0.58	0.60	4.82	68,122	16
3.64	0.64	0.63	0.67	4.99	11,061	31
12.44	0.72	0.71	0.72	5.49	25,841	33

See Notes to Financial Statements.	167

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
					Distributions to
		Investment Operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net		Total
	beginning	ment	unrealized	opera-	investment	realized		distri-
	of period	income(a)	gain (loss)	tions	income	gain		butions
Class A
9/30/2018	$15.26	$0.43	$(0.18)	$0.25	$(0.41)	$–	(c)	$(0.41)
9/30/2017	15.52	0.43	(0.29)	0.14	(0.40)	–		(0.40)
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	–		(0.40)
6/1/2015 to 9/30/2015(d)	15.00	0.13	0.03	0.16	(0.12)	–		(0.12)
Class C
9/30/2018	15.26	0.33	(0.17)	0.16	(0.31)	–	(c)	(0.31)
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	–		(0.29)
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	–		(0.28)
6/1/2015 to 9/30/2015(d)	15.00	0.10	0.02	0.12	(0.08)	–		(0.08)
Class F
9/30/2018	15.26	0.44	(0.18)	0.26	(0.42)	–	(c)	(0.42)
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	–		(0.42)
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	–		(0.42)
6/1/2015 to 9/30/2015(d)	15.00	0.14	0.02	0.16	(0.12)	–		(0.12)
Class F3
9/30/2018	15.27	0.46	(0.18)	0.28	(0.44)	–	(c)	(0.44)
4/4/2017 to 9/30/2017(g)	14.99	0.23	0.27	0.50	(0.22)	–		(0.22)
Class I
9/30/2018	15.26	0.46	(0.17)	0.29	(0.44)	–	(c)	(0.44)
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	–		(0.43)
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	–		(0.43)
6/1/2015 to 9/30/2015(d)	15.00	0.15	0.02	0.17	(0.13)	–		(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on June 1, 2015.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

168	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:

			Total
			expenses
Net			after					Net
asset			waivers			Net		assets,	Portfolio
value,	Total		and/or reim-	Total		investment		end of	turnover
end of	return(b)		bursements	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$15.10	1.59		0.55	0.78		2.83		$121,804	29
15.26	1.06		0.55	0.81		2.86		90,165	17
15.52	5.93		0.55	0.92		2.74		54,470	12
15.04	1.06	(e)	0.55 (f)	1.69	(f)	2.69	(f)	12,019	1

15.11	0.98		1.22	1.45		2.17		8,851	29
15.26	0.32		1.29	1.56		2.14		8,782	17
15.52	5.11		1.31	1.68		1.94		8,661	12
15.04	0.78	(e)	1.35 (f)	2.42	(f)	1.98	(f)	852	1

15.10	1.69		0.45	0.68		2.93		109,580	29
15.26	1.16		0.45	0.71		2.96		87,848	17
15.51	6.03		0.45	0.82		2.81		41,758	12
15.04	1.09	(e)	0.45 (f)	1.59	(f)	2.76	(f)	9,072	1

15.11	1.91		0.29	0.53		3.06		3,812	29
15.27	3.33	(e)	0.29 (f)	0.56	(f)	3.02	(f)	221	17

15.11	1.86		0.35	0.58		3.03		30,068	29
15.26	1.26		0.35	0.61		3.06		23,707	17
15.52	6.13		0.35	0.74		2.80		6,837	12
15.04	1.12	(e)	0.35 (f)	1.45	(f)	2.97	(f)	619	1

See Notes to Financial Statements.	169

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
9/30/2018	$10.96	$0.33	$(0.20)	$ 0.13	$(0.33)	$10.76
9/30/2017	11.32	0.34	(0.36)	(0.02)	(0.34)	10.96
9/30/2016	10.85	0.37	0.46	0.83	(0.36)	11.32
9/30/2015	10.84	0.37	0.01	0.38	(0.37)	10.85
9/30/2014	10.10	0.38	0.74	1.12	(0.38)	10.84
Class C
9/30/2018	10.96	0.27	(0.21)	0.06	(0.26)	10.76
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
9/30/2016	10.85	0.30	0.47	0.77	(0.29)	11.33
9/30/2015	10.84	0.31	– (d)	0.31	(0.30)	10.85
9/30/2014	10.10	0.32	0.73	1.05	(0.31)	10.84
Class F
9/30/2018	10.96	0.34	(0.21)	0.13	(0.34)	10.75
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
9/30/2016	10.85	0.38	0.47	0.85	(0.38)	11.32
9/30/2015	10.84	0.38	0.01	0.39	(0.38)	10.85
9/30/2014	10.10	0.39	0.74	1.13	(0.39)	10.84
Class F3
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
4/4/2017 to 9/30/2017(e)	10.77	0.18	0.17	0.35	(0.17)	10.95
Class I
9/30/2018	10.95	0.36	(0.21)	0.15	(0.35)	10.75
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95
9/30/2016	10.84	0.39	0.48	0.87	(0.39)	11.32
9/30/2015	10.84	0.39	– (d)	0.39	(0.39)	10.84
9/30/2014	10.09	0.41	0.74	1.15	(0.40)	10.84

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.

170	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
	Total	Total
	expenses	expenses
	after	after
	waivers	waivers
	and/or reim-	and/or reim-
	bursements	bursements			Net
	(includes	(excludes		Net	assets,	Portfolio
Total	interest	interest	Total	investment	end of	turnover
return(b)	expense)(c)	expense)(c)	expenses	income	period	rate
(%)	(%)	(%)	(%)	(%)	(000)	(%)

1.20	0.79	0.79	0.79	3.07	$197,080	28
(0.12)	0.79	0.78	0.79	3.15	204,019	27
7.80	0.79	0.78	0.79	3.30	234,470	8
3.54	0.82	0.81	0.82	3.44	185,379	15
11.29	0.86	0.86	0.86	3.69	170,131	21

0.58	1.41	1.41	1.41	2.45	33,793	28
(0.85)	1.43	1.43	1.43	2.51	45,450	27
7.21	1.42	1.41	1.42	2.66	54,658	8
2.89	1.45	1.45	1.45	2.80	39,790	15
10.58	1.50	1.50	1.50	3.05	36,122	21

1.21	0.69	0.69	0.69	3.17	49,601	28
(0.02)	0.69	0.68	0.69	3.23	53,111	27
7.90	0.69	0.68	0.69	3.39	53,059	8
3.64	0.72	0.71	0.72	3.52	36,482	15
11.39	0.76	0.76	0.76	3.78	24,810	21

1.42	0.56	0.56	0.56	3.28	3,949	28
3.30 (f)	0.56 (g)	0.52 (g)	0.56 (g)	3.39 (g)	2,243	27

1.40	0.59	0.59	0.59	3.27	14,836	28
(0.01)	0.59	0.58	0.59	3.34	5,121	27
8.10	0.58	0.58	0.58	3.47	4,802	8
3.63	0.61	0.61	0.61	3.61	2,309	15
11.65	0.66	0.65	0.66	3.90	22	21

See Notes to Financial Statements.	171

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
9/30/2018	$4.96	$0.14	$(0.05)	$0.09	$(0.14)	$4.91
9/30/2017	5.11	0.14	(0.15)	(0.01)	(0.14)	4.96
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86
9/30/2014	4.66	0.17	0.28	0.45	(0.17)	4.94
Class F
9/30/2018	4.96	0.14	(0.05)	0.09	(0.14)	4.91
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86
9/30/2014	4.66	0.18	0.28	0.46	(0.18)	4.94
Class F3
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
4/4/2017 to 9/30/2017(d)	4.87	0.07	0.10	0.17	(0.07)	4.97
Class I
9/30/2018	4.97	0.15	(0.05)	0.10	(0.15)	4.92
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11
9/30/2015	4.94	0.18	(0.08)	0.10	(0.18)	4.86
9/30/2014	4.66	0.19	0.27	0.46	(0.18)	4.94

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

172	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
	Total	Total
	expenses	expenses
	after	after
	waivers	waivers
	and/or reim-	and/or reim-
	bursements	bursements			Net
	(includes	(excludes		Net	assets,	Portfolio
Total	interest	interest	Total	investment	end of	turnover
return(b)	expense)(c)	expense)(c)	expenses	income	period	rate
(%)	(%)	(%)	(%)	(%)	(000)	(%)

1.75	0.82	0.82	0.88	2.77	$79,108	20
(0.08)	0.82	0.82	0.86	2.93	89,916	24
8.53	0.83	0.83	0.86	3.21	98,152	13
1.74	0.86	0.86	0.86	3.39	90,126	17
9.87	0.85	0.85	0.85	3.63	92,713	19

1.85	0.72	0.72	0.78	2.86	15,243	20
0.02	0.72	0.72	0.75	3.01	10,605	24
8.63	0.73	0.73	0.76	3.28	9,602	13
1.84	0.76	0.76	0.76	3.49	6,197	17
9.97	0.74	0.74	0.74	3.69	6,838	19

1.99	0.58	0.58	0.64	2.99	139	20
3.55 (e)	0.58 (f)	0.58 (f)	0.64 (f)	3.01 (f)	10	24

1.95	0.62	0.62	0.68	2.97	1,209	20
0.30	0.62	0.62	0.65	3.10	334	24
8.76	0.62	0.62	0.65	3.28	129	13
2.00	0.62	0.62	0.62	3.65	13	17
10.13	0.62	0.62	0.62	3.87	13	19

See Notes to Financial Statements.	173

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
9/30/2018	$11.32	$0.28	$(0.24)	$0.04	$(0.28)	$11.08
9/30/2017	11.65	0.29	(0.33)	(0.04)	(0.29)	11.32
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	11.65
9/30/2015	11.23	0.35	(0.04)	0.31	(0.35)	11.19
9/30/2014	10.59	0.38	0.63	1.01	(0.37)	11.23
Class C
9/30/2018	11.31	0.21	(0.25)	(0.04)	(0.21)	11.06
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	11.31
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	11.63
9/30/2015	11.21	0.28	(0.03)	0.25	(0.28)	11.18
9/30/2014	10.58	0.31	0.62	0.93	(0.30)	11.21
Class F
9/30/2018	11.33	0.29	(0.24)	0.05	(0.29)	11.09
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	11.33
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	11.66
9/30/2015	11.24	0.36	(0.04)	0.32	(0.36)	11.20
9/30/2014	10.60	0.39	0.63	1.02	(0.38)	11.24
Class F3
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	11.08
4/4/2017 to 9/30/2017(d)	11.18	0.15	0.15	0.30	(0.15)	11.33
Class I
9/30/2018	11.33	0.30	(0.25)	0.05	(0.30)	11.08
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	11.33
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	11.66
9/30/2015	11.23	0.38	(0.04)	0.34	(0.37)	11.20
9/30/2014	10.60	0.40	0.63	1.03	(0.40)	11.23

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

174	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

	Total	Total
	expenses	expenses		Net
	(includes	(excludes	Net	assets,	Portfolio
Total	interest	interest	investment	end of	turnover
return(b)	expense)(c)	expense)(c)	income	period	rate
(%)	(%)	(%)	(%)	(000)	(%)

0.36	0.79	0.79	2.51	$249,147	19
(0.31)	0.78	0.78	2.57	269,490	19
7.05	0.78	0.78	2.80	315,511	20
2.80	0.79	0.79	3.15	283,229	10
9.73	0.79	0.78	3.46	244,081	20

(0.36)	1.41	1.41	1.89	39,551	19
(0.95)	1.42	1.42	1.95	53,453	19
6.37	1.43	1.43	2.15	67,239	20
2.23	1.44	1.43	2.50	55,562	10
8.95	1.43	1.42	2.82	49,678	20

0.46	0.69	0.69	2.60	44,093	19
(0.21)	0.68	0.68	2.67	44,826	19
7.14	0.68	0.68	2.87	43,186	20
2.90	0.69	0.69	3.24	27,788	10
9.83	0.69	0.68	3.54	20,978	20

0.49	0.55	0.55	2.73	896	19
2.67 (e)	0.56 (f)	0.56 (f)	2.70 (f)	10	19

0.47	0.59	0.59	2.71	8,534	19
(0.11)	0.58	0.58	2.75	2,095	19
7.25	0.58	0.58	2.96	1,652	20
3.10	0.60	0.59	3.34	1,104	10
9.85	0.59	0.58	3.66	644	20

See Notes to Financial Statements.	175

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F,F3 and I
Lord Abbett National Tax Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,C,F,F3 and I
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F,F3 and I
Lord Abbett California Tax Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act. The Funds no longer issue Class T shares for purchase.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. On April 25, 2018, the funds’ remaining Class B shares converted to Class A shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered an investment

Notes to Financial Statements (continued)

company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax

Notes to Financial Statements (continued)

returns remains open for the fiscal years ended September 30, 2015 through September 30, 2018. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2018, as well as the average trust certificates for the fiscal year ended September 30, 2018:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	1,250,000	1.59%	2,578,975	1,250,000
AMT Free	–	–	–	–
National	26,250,000	1.59% - 1.62%	56,094,375	26,250,000
High Yield	9,250,000	1.59%	18,779,315	9,250,000
Short Duration High Yield	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2018, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

Effective February 1, 2018		Prior to February 1, 2018
First $2 billion	.34%	First $2 billion	.40%
Next $3 billion	.32%	Next $1 billion	.375%
Over $5 billion	.29%	Over $3 billion	.35%

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (continued)

The management fee for AMT Free is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $1 billion	.45%
Over $1.5 billion	.40%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the fiscal year ended September 30, 2018, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.34%
Intermediate	.39%
AMT Free	.22%
National	.42%
High Yield	.47%
Short Duration High Yield	.17%
California	.45%
New Jersey	.40%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the fiscal year ended September 30, 2018 and continuing through January 31, 2019, for each Fund, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Classes
Fund	A, C, F and I	F3
Short Duration	.45%	.43%
AMT Free	.40%	.36%
High Yield	.62%	.58%
Short Duration High Yield	.35%	.29%
California	.61%	.58%
New Jersey	.62%	.58%

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B(1)	Class C(2)	Class F(3)	Class T(4)
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	–

(1)	Class B closed on April 25, 2018.
(2)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(3)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(4)	Class T closed on July 24, 2018.

Class F3 and I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2018:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$12,820	$69,392
Intermediate	79,913	472,328
AMT Free	9,144	52,040
National	102,246	619,497
High Yield	78,351	466,022
Short Duration High Yield	14,051	77,018
California	10,409	59,465
New Jersey	2,465	16,673
New York	6,963	40,535

Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2018:

	Class A	Class C
Short Duration	$19,461	$10,327
Intermediate	31,855	23,112
AMT Free	7,992	4,382
National	11,601	8,374
High Yield	56,452	21,694
Short Duration High Yield	48,103	3,412
California	14,044	2,786
New Jersey	907	–
New York	3,441	2,386

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount,

Notes to Financial Statements (continued)

if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended September 30, 2018 and fiscal year ended September 30, 2017 were as follows:

		Short Duration		Intermediate
	Year Ended 9/30/2018	Year Ended 9/30/2017	Year Ended 9/30/2018	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$20,071,209	$18,961,956	$106,198,887	$103,796,839
Ordinary income	–	210,199	1,887,709	1,591,000
Net long-term capital gains	–	–	–	1,625,354
Total distributions paid	$20,071,209	$19,172,155	$108,086,596	$107,013,193

		AMT Free		National
	Year Ended 9/30/2018	Year Ended 9/30/2017	Year Ended 9/30/2018	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$6,102,238	$6,373,880	$64,727,803	$64,495,283
Ordinary income	–	84,072	551,333	576,755
Total distributions paid	$6,102,238	$6,457,952	$65,279,136	$65,072,038

		High Yield		Short Duration High Yield
	Year Ended 9/30/2018	Year Ended 9/30/2017	Year Ended 9/30/2018	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$80,608,517	$81,557,199	$6,470,385	$4,297,392
Ordinary income	1,874,173	3,718,584	88,644	63,531
Net long-term capital gains	–	–	34,264	–
Total distributions paid	$82,482,690	$85,275,783	$6,593,293	$4,360,923

		California		New Jersey
	Year Ended 9/30/2018	Year Ended 9/30/2017	Year Ended 9/30/2018	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$9,111,146	$9,287,751	$2,461,378	$2,876,889
Ordinary income	71,339	105,503	134,600	–
Total distributions paid	$9,182,485	$9,393,254	$2,595,978	$2,876,889

		New York
	Year Ended 9/30/2018	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$8,647,092	$9,250,331
Ordinary income	49,568	88,345
Total distributions paid	$8,696,660	$9,338,676

Notes to Financial Statements (continued)

As of September 30, 2018, the components of accumulated gains on a tax-basis were as follows:

	Short Duration	Intermediate	AMT Free
Undistributed tax-exempt income – net	$857,111	$8,227,551	$294,284
Total undistributed earnings	857,111	8,227,551	294,284
Capital loss carryforwards	(20,649,840)	(40,298,763)	(5,952,586)
Temporary differences	(292,586)	(538,176)	(22,528)
Unrealized gains (losses) – net	(4,326,448)	34,623,275	3,288,680
Total accumulated gains (losses) – net	$(24,411,763)	$2,013,887	$(2,392,150)

	National	High Yield	Short Duration High Yield
Undistributed tax-exempt income – net	$5,167,468	$13,604,465	$211,829
Total undistributed earnings	5,167,468	13,604,465	211,829
Capital loss carryforwards	(13,260,901)	(140,765,591)	–
Temporary differences	(469,401)	(315,020)	(2,532,478)
Unrealized gains – net	42,237,552	35,267,592	1,271,199
Total accumulated gains (losses) – net	$33,674,718	$(92,208,554)	$(1,049,450)

	California	New Jersey	New York
Undistributed long-term capital gains – net	$–	$–	$110,376
Total undistributed earnings	–	–	110,376
Capital loss carryforwards	(502,921)	(1,290,500)	–
Temporary differences	(129,658)	(38,863)	(557,511)
Unrealized gains (losses) – net	8,460,770	(1,301,573)	(2,285,565)
Total accumulated gains (losses) – net	$7,828,191	$(2,630,936)	$(2,732,700)

As of September 30, 2018, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2019	Indefinite	Total
Short Duration	$–	$20,649,840	$20,649,840
Intermediate	–	40,298,763	40,298,763
AMT Free	–	5,952,586	5,952,586
National	–	13,260,901	13,260,901
High Yield	36,257,876	104,507,715	140,765,591
California	502,921	–	502,921
New Jersey	1,290,500	–	1,290,500

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. Short Duration High Yield incurred and will elect to defer post-October capital losses of $2,521,959 during fiscal 2018.

Notes to Financial Statements (continued)

As of September 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,385,318,503	$3,148,692	$(7,475,140)	$ (4,326,448)
Intermediate	4,066,999,617	83,619,947	(48,996,672)	34,623,275
AMT Free	174,313,579	4,966,053	(1,677,373)	3,288,680
National	1,918,931,660	76,454,023	(34,216,471)	42,237,552
High Yield	2,103,939,403	123,857,319	(88,589,727)	35,267,592
Short Duration High Yield	265,177,071	2,719,436	(1,448,237)	1,271,199
California	289,005,181	10,680,543	(2,219,773)	8,460,770
New Jersey	95,481,944	1,903,730	(3,205,303)	(1,301,573)
New York	340,605,789	5,497,942	(7,783,507)	(2,285,565)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, futures and wash sales.

Permanent items identified during the fiscal year ended September 30, 2018 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Total Distributable Earnings (Loss)	Paid-in Capital
National	$11,663,983	$(11,663,983)
High Yield	77,996,014	(77,996,014)
California	5,053,609	(5,053,609)
New Jersey	2,449,462	(2,449,462)

The permanent differences are attributable to the expiration of capital loss carryforwards.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2018 were as follows:

	Purchases	Sales
Short Duration	$617,057,150	$715,917,484
Intermediate	955,311,062	1,045,255,580
AMT Free	68,837,013	91,981,183
National	641,112,833	650,382,918
High Yield	636,607,089	658,013,275
Short Duration High Yield	134,907,084	69,432,432
California	84,972,950	85,318,456
New Jersey	18,625,412	22,930,470
New York	68,162,776	84,956,656

Notes to Financial Statements (continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended September 30, 2018, the following Fund engaged in cross-trades:

Fund	Purchases	Sales	Realized Gain/(Loss)
Short Duration High Yield	$787,200	$–	$–

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2018.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Intermediate and AMT Free, entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2018 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2018, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2018:

	Unrealized Appreciation as of September 30, 2018	Unrealized Depreciation as of September 30, 2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Short Duration	$–	$–	$(299,370)	$ 229,841	22
National	109,853	–	(231,976)	56,437	28
High Yield	642,866	–	(289,980)	383,405	76
Short Duration
High Yield	54,052	3,285	193,477	(42,816)	68
California	–	–	2,482	–	–
New Jersey	14,462	–	24,480	9,466	5
New York	78,450	–	100,413	43,475	19

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2018.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of September 30, 2018, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each Fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the period ended August 8, 2018, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. During the period ended August 8, 2018, the Funds did not utilize the Facility.

Effective August 9, 2018, the Participating Funds entered into an amended syndicated line of credit facility with various lenders for $1.06 billion (the “Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Syndicated Facility, the Participating Funds are

Notes to Financial Statements (continued)

subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings. Also effective August 9, 2018, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility,” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund assets. The Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity. For the period from August 9, 2018 through September 30, 2018, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended September 30, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk credit risk, defaulted bonds risk (High Yield and Short Duration High Yield only), derivatives risk, distressed debt risk (High Yield and Short Duration High Yield only), extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Yield). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers,

Notes to Financial Statements (continued)

particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund except AMT Free may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Yield, Short Duration High Yield and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,605,112	$195,643,614	11,354,019	$176,555,696
Converted from Class C**	67,497	1,042,928	–	–
Reinvestment of distributions	425,260	6,586,559	414,866	6,467,905
Shares reacquired	(22,535,343)	(349,521,480)	(29,302,480)	(455,673,149)
Decrease	(9,437,474)	$(146,248,379)	(17,533,595)	$(272,649,548)

Class C Shares
Shares sold	706,842	$10,970,037	1,000,516	$15,560,921
Reinvestment of distributions	39,583	612,927	30,315	472,726
Shares reacquired	(2,576,057)	(39,936,569)	(3,672,806)	(57,185,903)
Converted to Class A**	(67,497)	(1,042,928)	–	–
Decrease	(1,897,129)	$(29,396,533)	(2,641,975)	$(41,152,256)

Class F Shares
Shares sold	15,223,825	$236,076,550	21,963,562	$341,734,555
Reinvestment of distributions	192,332	2,979,060	179,389	2,797,711
Shares reacquired	(23,520,310)	(365,133,844)	(32,150,160)	(499,427,829)
Decrease	(8,104,153)	$(126,078,234)	(10,007,209)	$(154,895,563)

Class F3 Shares(a)
Shares sold	1,490,436	$23,205,747	75,017	$1,174,695
Reinvestment of distributions	15,128	234,309	221	3,467
Shares reacquired	(289,464)	(4,486,626)	(14,728)	(230,217)
Increase	1,216,100	$18,953,430	60,510	$947,945

Class I Shares
Shares sold	6,155,503	$95,662,368	2,203,969	$34,309,678
Reinvestment of distributions	74,210	1,149,208	44,861	699,381
Shares reacquired	(2,851,343)	(44,217,697)	(3,470,628)	(54,083,006)
Increase (decrease)	3,378,370	$52,593,879	(1,221,798)	$(19,073,947)

Class T Shares(b)
Shares sold	–	$–	639	$10,000
Reinvestment of distributions	6	96	1	18
Shares reacquired	(646)	(10,012)	–	–
Increase (decrease)	(640)	$(9,916)	640	$10,018

Notes to Financial Statements (continued)

Intermediate	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	23,730,557	$254,416,030	31,546,233	$338,459,227
Converted from Class B *	44,982	483,320	103,761	1,110,813
Converted from Class C**	1,073,154	11,421,200	–	–
Reinvestment of distributions	3,098,994	33,112,754	3,272,404	35,112,577
Shares reacquired	(38,822,350)	(415,625,920)	(63,053,971)	(673,120,847)
Decrease	(10,874,663)	$(116,192,616)	(28,131,573)	$(298,438,230)

Class B Shares
Shares sold	19	$202	385	$4,112
Reinvestment of distributions	181	1,952	1,404	15,002
Shares reacquired	(15,156)	(161,813)	(23,737)	(254,510)
Converted to Class A *	(45,029)	(483,320)	(103,858)	(1,110,813)
Decrease	(59,985)	$(642,979)	(125,806)	$(1,346,209)

Class C Shares
Shares sold	3,244,500	$34,812,139	5,085,180	$54,528,610
Reinvestment of distributions	600,673	6,410,495	662,343	7,095,108
Shares reacquired	(11,736,299)	(125,390,072)	(15,236,867)	(162,955,291)
Converted to Class A**	(1,074,401)	(11,421,200)	–	–
Decrease	(8,965,527)	$(95,588,638)	(9,489,344)	$(101,331,573)

Class F Shares
Shares sold	60,098,686	$643,928,491	80,572,968	$863,301,142
Reinvestment of distributions	2,387,847	25,506,824	2,338,572	25,105,930
Shares reacquired	(75,495,830)	(810,409,682)	(89,998,119)	(959,892,480)
Decrease	(13,009,297)	$(140,974,367)	(7,086,579)	$(71,485,408)

Class F3 Shares(a)
Shares sold	2,672,481	$28,828,591	176,119	$1,908,386
Reinvestment of distributions	53,558	571,937	541	5,869
Shares reacquired	(481,976)	(5,150,584)	(136,024)	(1,475,934)
Increase	2,244,063	$24,249,944	40,636	$438,321

Class I Shares
Shares sold	31,767,054	$342,171,663	11,864,588	$127,601,922
Reinvestment of distributions	995,743	10,633,942	644,296	6,912,439
Shares reacquired	(13,862,164)	(148,226,533)	(10,010,405)	(107,086,419)
Increase	18,900,633	$204,579,072	2,498,479	$27,427,942

Class P Shares
Reinvestment of distributions	–	$–	31	$335
Shares reacquired	–	–	(1,540)	(16,708)
Increase (decrease)	–	$–	(1,509)	$(16,373)

Class T Shares(b)
Shares sold	–	$–	922	$10,000
Reinvestment of distributions	18	188	4	38
Shares reacquired	(944)	(10,078)	–	–
Increase (decrease)	(926)	$(9,890)	926	$10,038

Notes to Financial Statements (continued)

AMT Free	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,239,975	$19,760,758	2,039,955	$32,247,610
Converted from Class C**	12,067	190,904	–	–
Reinvestment of distributions	213,371	3,387,546	218,262	3,464,115
Shares reacquired	(2,121,360)	(33,723,620)	(3,217,309)	(50,829,234)
Decrease	(655,947)	$(10,384,412)	(959,092)	$(15,117,509)

Class C Shares
Shares sold	154,712	$2,459,410	278,641	$4,406,579
Reinvestment of distributions	25,986	412,430	28,019	444,339
Shares reacquired	(307,807)	(4,888,136)	(486,444)	(7,698,521)
Converted to Class A**	(12,075)	(190,904)	–	–
Decrease	(139,184)	$(2,207,200)	(179,784)	$(2,847,603)

Class F Shares
Shares sold	913,833	$14,557,944	1,777,872	$28,153,792
Reinvestment of distributions	70,748	1,123,315	76,596	1,215,532
Shares reacquired	(2,204,800)	(34,980,932)	(3,231,851)	(50,985,227)
Decrease	(1,220,219)	$(19,299,673)	(1,377,383)	$(21,615,903)

Class F3 Shares(a)
Shares sold	202,649	$3,248,368	169,069	$2,713,036
Reinvestment of distributions	6,371	101,255	1,163	18,718
Shares reacquired	(146,668)	(2,349,720)	(35,320)	(567,104)
Increase	62,352	$999,903	134,912	$2,164,650

Class I Shares
Shares sold	321,010	$5,135,280	41,948	$666,500
Reinvestment of distributions	9,217	146,293	1,940	30,843
Shares reacquired	(75,894)	(1,205,440)	(21,259)	(331,307)
Increase	254,333	$4,076,133	22,629	$366,036

National	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,058,021	$203,551,734	18,043,193	$202,644,334
Converted from Class B *	40,521	458,370	143,699	1,613,899
Converted from Class C**	1,610,243	18,019,908	–	–
Reinvestment of distributions	3,828,613	43,009,064	3,854,182	43,226,196
Shares reacquired	(21,761,815)	(244,731,729)	(26,431,483)	(295,775,808)
Increase (decrease)	1,775,583	$20,307,347	(4,390,409)	$(48,291,379)

Class B Shares
Shares sold	40	$475	672	$7,610
Reinvestment of distributions	278.66	3,171	3,191	35,884
Shares reacquired	(24,739)	(280,442)	(25,303)	(285,020)
Converted to Class A *	(40,311)	(458,370)	(143,011)	(1,613,899)
Decrease	(64,731.34)	$(735,166)	(164,451)	$(1,855,425)

Notes to Financial Statements (continued)

National	Year Ended September 30, 2018		Year Ended September 30, 2017
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,332,946	$15,053,423	1,929,103	$21,671,561
Reinvestment of distributions	270,888	3,047,283	301,820	3,388,243
Shares reacquired	(2,622,664)	(29,537,687)	(4,765,364)	(53,398,742)
Converted to Class A**	(1,607,505)	(18,019,908)	–	–
Decrease	(2,626,335)	$(29,456,889)	(2,534,441)	$(28,338,938)

Class F Shares
Shares sold	11,213,249	$126,070,353	15,068,516	$168,582,161
Reinvestment of distributions	726,276	8,153,999	739,287	8,289,348
Shares reacquired	(14,339,949)	(161,342,616)	(13,645,849)	(152,610,259)
Increase (decrease)	(2,400,424)	$(27,118,264)	2,161,954	$24,261,250

Class F3 Shares(a)
Shares sold	859,231	$9,664,675	1,475,769	$16,811,953
Reinvestment of distributions	59,803	671,325	783	8,884
Shares reacquired	(457,622)	(5,145,638)	(2,595)	(29,520)
Increase	461,412	$5,190,362	1,473,957	$16,791,317

Class I Shares
Shares sold	4,400,287	$49,860,352	1,484,965	$16,625,801
Reinvestment of distributions	132,261	1,484,092	30,570	343,233
Shares reacquired	(2,360,435)	(26,444,845)	(295,199)	(3,273,860)
Increase	2,172,113	$24,899,599	1,220,336	$13,695,174

High Yield	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,541,465	$243,040,645	24,842,036	$289,731,693
Converted from Class C**	3,648,326	43,273,458	–	–
Reinvestment of distributions	3,439,548	40,690,784	3,415,819	39,936,303
Shares reacquired	(25,432,008)	(300,276,328)	(33,016,501)	(384,777,564)
Increase (decrease)	2,197,331	$26,728,559	(4,758,646)	$(55,109,568)

Class C Shares
Shares sold	3,205,856	$37,938,537	3,734,803	$43,641,510
Reinvestment of distributions	826,613	9,772,619	947,495	11,071,453
Shares reacquired	(6,524,523)	(77,099,193)	(8,859,617)	(103,303,255)
Converted to Class A**	(3,645,603)	(43,273,458)	–	–
Decrease	(6,137,657)	$(72,661,495)	(4,177,319)	$(48,590,292)

Class F Shares
Shares sold	16,324,698	$193,493,068	20,130,294	$234,389,005
Reinvestment of distributions	1,190,365	14,088,083	1,271,054	14,874,849
Shares reacquired	(19,806,295)	(233,777,959)	(16,072,572)	(187,345,847)
Increase (decrease)	(2,291,232)	$(26,196,808)	5,328,776	$61,918,007

Notes to Financial Statements (continued)

High Yield	Year Ended September 30, 2018		Year Ended September 30, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	1,305,456	$15,380,921	148,865	$1,746,224
Reinvestment of distributions	39,461	466,038	1,555	18,377
Shares reacquired	(379,890)	(4,479,890)	(2,353)	(27,787)
Increase	965,027	$11,367,069	148,067	$1,736,814

Class I Shares
Shares sold	9,503,716	$112,059,987	8,887,188	$103,672,717
Reinvestment of distributions	313,884	3,708,090	167,402	1,957,874
Shares reacquired	(6,176,066)	(72,543,787)	(9,188,117)	(108,585,354)
Increase (decrease)	3,641,534	$43,224,290	(133,527)	$(2,954,763)

Class P Shares
Reinvestment of distributions	–	$–	46	$533
Shares reacquired	–	–	(1,282)	(15,191)
Increase (decrease)	–	$–	(1,236)	$(14,658)

Class T Shares(b)
Shares sold	–	$–	848	$10,000
Reinvestment of distributions	26	307	5	61
Shares reacquired	(879)	(10,527)	–	–
Increase (decrease)	(853)	$(10,220)	853	$10,061

Short Duration High Yield	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,295,936	$65,055,937	4,418,062	$66,648,600
Converted from Class C**	6,271	94,694	–	–
Reinvestment of distributions	187,086	2,831,799	120,782	1,824,006
Shares reacquired	(2,332,705)	(35,295,076)	(2,141,966)	(32,116,794)
Increase	2,156,588	$32,687,354	2,396,878	$36,355,812

Class C Shares
Shares sold	245,188	$3,716,310	311,017	$4,695,620
Reinvestment of distributions	11,853	179,441	11,051	166,718
Shares reacquired	(240,221)	(3,635,781)	(304,891)	(4,576,322)
Converted to Class A**	(6,271)	(94,694)	–	–
Increase	10,549	$165,276	17,177	$286,016

Class F Shares
Shares sold	4,122,480	$62,433,303	5,169,447	$77,466,517
Reinvestment of distributions	177,883	2,692,625	123,134	1,860,354
Shares reacquired	(2,801,179)	(42,436,437)	(2,228,283)	(33,500,214)
Increase	1,499,184	$22,689,491	3,064,298	$45,826,657

Class F3 Shares(a)
Shares sold	305,473	$4,641,619	14,439	$219,056
Reinvestment of distributions	5,860	88,723	115	1,753
Shares reacquired	(73,542)	(1,114,532)	(54)	(828)
Increase	237,791	$3,615,810	14,500	$219,981

Notes to Financial Statements (continued)

Short Duration High Yield	Year Ended September 30, 2018		Year Ended September 30, 2017
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,187,541	$17,984,842	1,594,572	$23,861,112
Reinvestment of distributions	47,039	712,142	28,781	434,858
Shares reacquired	(797,317)	(12,089,131)	(510,794)	(7,678,744)
Increase	437,263	$6,607,853	1,112,559	$16,617,226

California	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,741,903	$29,901,688	3,426,475	$37,309,417
Converted from Class C**	370,533	4,017,166	–	–
Reinvestment of distributions	497,111	5,399,979	522,268	5,670,163
Shares reacquired	(3,907,833)	(42,519,355)	(6,035,771)	(65,270,248)
Decrease	(298,286)	$(3,200,522)	(2,087,028)	$(22,290,668)

Class C Shares
Shares sold	380,185	$4,147,300	548,523	$5,975,399
Reinvestment of distributions	71,859	780,940	88,736	963,412
Shares reacquired	(1,087,781)	(11,834,257)	(1,316,075)	(14,288,306)
Converted to Class A**	(370,497)	(4,017,166)	–	–
Decrease	(1,006,234)	$(10,923,183)	(678,816)	$(7,349,495)

Class F Shares
Shares sold	1,898,925	$20,674,814	2,847,233	$30,847,223
Reinvestment of distributions	108,098	1,174,023	102,378	1,112,463
Shares reacquired	(2,242,993)	(24,442,629)	(2,787,941)	(30,191,361)
Increase (decrease)	(235,970)	$(2,593,792)	161,670	$1,768,325

Class F3 Shares(a)
Shares sold	207,738	$2,252,714	206,093	$2,265,757
Reinvestment of distributions	9,016	97,832	122	1,331
Shares reacquired	(54,262)	(587,656)	(1,387)	(15,148)
Increase	162,492	$1,762,890	204,828	$2,251,940

Class I Shares
Shares sold	1,244,021	$13,618,333	172,403	$1,901,620
Reinvestment of distributions	41,076	445,542	13,944	151,297
Shares reacquired	(372,344)	(4,039,389)	(142,897)	(1,588,377)
Increase	912,753	$10,024,486	43,450	$464,540

Notes to Financial Statements (continued)

New Jersey	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,706,553	$8,439,792	2,027,948	$9,930,052
Reinvestment of distributions	357,069	1,757,620	422,211	2,070,081
Shares reacquired	(4,075,874)	(20,169,191)	(3,542,190)	(17,244,838)
Decrease	(2,012,252)	$(9,971,779)	(1,092,031)	$(5,244,705)

Class F Shares
Shares sold	2,551,605	$12,633,256	966,606	$4,718,814
Reinvestment of distributions	63,979	315,031	41,645	204,398
Shares reacquired	(1,647,436)	(8,121,397)	(750,618)	(3,649,998)
Increase	968,148	$4,826,890	257,633	$1,273,214

Class F3 Shares(a)
Shares sold	48,383	$239,117	2,057	$10,017
Reinvestment of distributions	727	3,582	30	149
Shares reacquired	(22,923)	(112,837)	(1)	(5)
Increase	26,187	$129,862	2,086	$10,161

Class I Shares
Shares sold	242,417	$1,200,365	81,877	$412,124
Reinvestment of distributions	5,682	27,980	900	4,408
Shares reacquired	(69,225)	(339,894)	(40,924)	(196,026)
Increase	178,874	$888,451	41,853	$220,506

New York	Year Ended September 30, 2018		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,891,423	$21,176,454	3,286,957	$37,021,168
Converted from Class C**	532,230	5,925,916	–	–
Reinvestment of distributions	458,313	5,113,920	495,880	5,575,203
Shares reacquired	(4,187,262)	(46,797,380)	(7,064,417)	(79,240,732)
Decrease	(1,305,296)	$(14,581,090)	(3,281,580)	$(36,644,361)

Class C Shares
Shares sold	265,687	$2,978,057	580,246	$6,542,059
Reinvestment of distributions	57,846	644,685	67,781	761,082
Shares reacquired	(942,045)	(10,509,302)	(1,699,940)	(19,100,855)
Converted to Class A**	(532,770)	(5,925,916)	–	–
Decrease	(1,151,282)	$(12,812,476)	(1,051,913)	$(11,797,714)

Class F Shares
Shares sold	1,587,936	$17,789,646	1,934,989	$21,783,022
Reinvestment of distributions	58,358	651,853	64,895	730,270
Shares reacquired	(1,624,130)	(18,210,712)	(1,747,919)	(19,516,419)
Increase	22,164	$230,787	251,965	$2,996,873

Notes to Financial Statements (concluded)

New York	Year Ended September 30, 2018		Year Ended September 30, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	97,050	$1,092,581	895.50	$10,017
Reinvestment of distributions	1,987	22,179	12	133
Shares reacquired	(19,069)	(212,805)	–	(5)
Increase	79,968	$901,955	907.50	$10,145

Class I Shares
Shares sold	702,514	$7,899,069	56,740	$639,134
Reinvestment of distributions	16,639	185,653	4,184	47,129
Shares reacquired	(134,037)	(1,494,693)	(17,717)	(195,988)
Increase	585,116	$6,590,029	43,207	$490,275

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Municipal Income Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Municipal Income Fund, Inc. (the “Company”) comprising the Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett Short Duration High Yield Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, and Lord Abbett New York Tax Free Income Fund, including the schedule of investments as of September 30, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

New York, New York

November 20, 2018

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Mr. Sieg is director/trustee of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Blyth, Inc., a home products company (2004–2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003 – 2017); President of Wells Fargo Funds (2003 – 2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President in 2018 and Chief Executive Officer in 2018	Managing Partner of Lord Abbett, joined Lord Abbett in 1994.

Robert A. Lee (1969)	Executive Vice President	Elected in 2016	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006.

Pamela P. Chen (1978)	Vice President and Assistant Secretary	Elected in 2018	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005–2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005–2018).

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Philip B. Herman (1977)	Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012–2016).

Gregory M. Shuman (1986)	Vice President	Elected in 2017	Portfolio Manager, joined Lord Abbett in 2010.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014 and was formerly Director at UBS Global Asset Management (2005–2014).

Vito Fronda (1969)	Treasurer	Elected in 2018	Partner and Director of Taxation, joined Lord Abbett in 2003.

Please call 888–522–2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2018 that is tax-exempt dividend income.

Short Duration	100%
Intermediate	98%
AMT Free	100%
National	99%
High Yield	98%
Short Duration High Yield	99%
California	99%
New Jersey	95%
New York	99%

Additionally, of the distributions paid by Short Duration High Yield to the shareholders during the fiscal year ended September 30, 2018, $34,264 represent long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-2 (11/18)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2018 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

Item 4: Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2018 and 2017 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2018	2017
Audit Fees {a}	$361,100	$361,100
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$361,100	$361,100

Tax Fees {b}	$58,016	$57,747
All Other Fees	- 0 -	- 0 -

Total Fees	$419,116	$418,847

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2018 and 2017 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2018 and 2017 were:

	Fiscal year ended:
	2018	2017
All Other Fees {a}	$200,339	$201,416

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2018 and 2017 were:

	Fiscal year ended:
	2018	2017
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018